================================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-6

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [ ]
                       Post-Effective Amendment No. 14 [X]
                              (File No. 333-83456)

                                     and/or
       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [ ]
                              Amendment No. 74 [X]

                               (File No. 811-4298)
                        (Check appropriate box or boxes.)

                            Exact Name of Registrant:
                   RiverSource Variable Life Separate Account

                               Name of Depositor:
                       RIVERSOURCE LIFE INSURANCE COMPANY

          Address of Depositor's Principal Executive Offices, Zip Code
               Depositor's Telephone Number, including Area Code:

                        70100 Ameriprise Financial Center
                              Minneapolis, MN 55474
                                 (800) 862-7919

                     Name and Address of Agent for Service:

                             Elisabeth A. Dahl, Esq.
                        50607 Ameriprise Financial Center
                              Minneapolis, MN 55474

Approximate Date of Proposed Public Offering N/A

It is proposed that this filing will become effective (check appropriate box)

[ ] immediately upon filing pursuant to paragraph (b)
[X] on May 1, 2008 pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The combined statement of Additional Information relating to RiverSource Variable Life Separate Account filed electronically in Post-Effective Amendment No. 23 to Registration Statement No. 033-62457 filed on or about April 28, 2008 with an effective date of May 1, 2008 is incorporated by reference into Part B of this Post-Effective Amendment No. 14 to the Registration Statement.

================================================================================

PROSPECTUS


MAY 1, 2008


RIVERSOURCE(R)

SINGLE PREMIUM

VARIABLE LIFE INSURANCE


AN INDIVIDUAL SINGLE PREMIUM VARIABLE LIFE INSURANCE POLICY

ISSUED BY:   RIVERSOURCE LIFE INSURANCE COMPANY (RIVERSOURCE LIFE)

             70100 Ameriprise Financial Center
             Minneapolis, MN 55474
             Telephone: (800) 862-7919
             Website address: riversource.com/lifeinsurance
             RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

This prospectus contains information about the life insurance policy that you should know before investing in RiverSource Single Premium Variable Life.

The purpose of the policy is to provide life insurance protection on the life of the insured and to potentially build policy value. The policy is a long-term investment that provides a death benefit that we pay to the beneficiary upon the insured's death. You may direct your net premiums or transfers to:

- A fixed account to which we credit interest.

- Subaccounts that invest in underlying funds.

Prospectuses are available for the funds that are investment options under your policy. Please read all prospectuses carefully and keep them for future reference.

The policy is available in all jurisdictions except Pennsylvania. This prospectus constitutes an offering or solicitation only in those jurisdictions where such offering or solicitation may lawfully be made. State variations are covered in a special policy form used in that state. This prospectus provides a general description of the policy. Your actual policy and any riders or endorsements are the controlling documents.

RiverSource Life has not authorized any person to give any information or to make any representations regarding the policy other than those contained in this prospectus or the fund prospectuses. Do not rely on any such information or representations.

PLEASE NOTE THAT YOUR INVESTMENTS IN A POLICY AND ITS UNDERLYING FUNDS:

- Are NOT deposits or obligations of a bank or financial institution;

- Are NOT insured or guaranteed by the Federal Deposit Insurance Corporation
  (FDIC) or any other government agency; and

- Are subject to risks including loss of the amount you invested and the policy ending without value.

THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                      RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE -- PROSPECTUS   1

TABLE OF CONTENTS



FEE TABLES.......................................   3
    Transaction Fees.............................   3
    Charges Other than Fund Operating Expenses...   4
    Annual Operating Expenses of the Funds.......   5
POLICY BENEFITS AND RISKS........................   8
    Policy Benefits..............................   8
    Policy Risks.................................  11
    Fund Risks...................................  13
LOADS, FEES AND CHARGES..........................  14
    Premium Expense Charge.......................  14
    Monthly Deduction............................  14
    Surrender Charge.............................  15
    Partial Surrender Charge.....................  15
    Mortality and Expense Risk Charge............  16
    Transfer Charge..............................  16
    Annual Operating Expenses of the Funds.......  16
    Effect of Loads, Fees and Charges............  16
    Other Information on Charges.................  16
RIVERSOURCE LIFE.................................  16
THE VARIABLE ACCOUNT AND THE FUNDS...............  17
    Relationship Between Funds and Subaccounts...  34
    Substitution of Investments..................  34
    Voting Rights................................  34
THE FIXED ACCOUNT................................  34
PURCHASING YOUR POLICY...........................  35
    Application..................................  35
    Premiums.....................................  35
    Limitations on use of the policy.............  36
POLICY VALUE.....................................  36
    Fixed Account................................  36
    Subaccounts..................................  36
KEEPING THE POLICY IN FORCE......................  37
    No Lapse Guarantee...........................  37
    Grace Period.................................  37
    Reinstatement................................  38
    Exchange Right...............................  38
PROCEEDS PAYABLE UPON DEATH......................  38
    Changes in Specified Amount..................  39
    Misstatement of Age or Sex...................  39
    Suicide......................................  39
    Beneficiary..................................  39
TRANSFERS BETWEEN THE FIXED ACCOUNT AND
  SUBACCOUNTS....................................  40
    Restrictions on Transfers....................  40
    Fixed Account Transfer Policies..............  41
    Minimum Transfer Amounts.....................  42
    Maximum Transfer Amounts.....................  42
    Charge for Transfers.........................  42
    Automated Transfers..........................  42
    Automated Dollar-Cost Averaging..............  42
    Asset Rebalancing............................  43
    Portfolio Navigator Asset Allocation
       Program...................................  43
POLICY LOANS.....................................  46
    Minimum Loan Amounts.........................  46
    Maximum Loan Amounts.........................  46
    Allocation of Loans to Accounts..............  47
    Repayments...................................  47
    Overdue Interest.............................  47
    Effect of Policy Loans.......................  47
POLICY SURRENDERS................................  47
    Total Surrenders.............................  47
    Partial Surrenders...........................  47
TWO WAYS TO REQUEST A TRANSFER, LOAN OR
  SURRENDER......................................  48
PAYMENT OF POLICY PROCEEDS.......................  48
    Payment Options..............................  48
    Deferral of Payments.........................  49
FEDERAL TAXES....................................  49
    RiverSource Life's Tax Status................  50
    Taxation of Policy Proceeds..................  50
    Modified Endowment Contracts.................  51
    Other Tax Considerations.....................  52
    Split Dollar Arrangements....................  53
DISTRIBUTION OF THE POLICY.......................  54
LEGAL PROCEEDINGS................................  56
POLICY ILLUSTRATIONS.............................  56
KEY TERMS........................................  60
FINANCIAL STATEMENTS.............................  61


 2  RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE -- PROSPECTUS

FEE TABLES

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND SURRENDERING THE POLICY. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE POLICY, SURRENDER THE POLICY OR TRANSFER POLICY VALUE BETWEEN INVESTMENT OPTIONS.

TRANSACTION FEES

            CHARGE                   WHEN CHARGE IS DEDUCTED                              AMOUNT DEDUCTED
PREMIUM EXPENSE CHARGE           When you pay premium.            - 3% of each premium payment if the initial single premium is
                                                                    $10,000-$99,999 ($5,000-$99,999 ages 0-19)
                                                                  - 2% of each premium payment if the initial single premium is
                                                                    $100,000-$249,999
                                                                  - 1% of each premium payment if the initial single premium is
                                                                    $250,000 and above.
----------------------------------------------------------------------------------------------------------------------------------
SURRENDER CHARGE(A)              When you surrender your policy   Percentage of initial single premium:
                                 for its full cash surrender
                                 value, or the policy lapses,     MINIMUM: 6.5% -- Female, Standard, Age 81
                                 during the first ten years and
                                 for ten years after requesting   MAXIMUM: 8% -- Male, Standard, Age 70
                                 an increase in the specified
                                 amount.                          REPRESENTATIVE INSURED: 8% -- Female, Nonsmoker, Age 65
----------------------------------------------------------------------------------------------------------------------------------
PARTIAL SURRENDER CHARGE         When you surrender part of the
                                 value of your policy. In excess  MAXIMUM: Up to 10% of the partial surrender amount.
                                 of 10% of policy value minus
                                 indebtedness at the beginning
                                 of the policy year.
----------------------------------------------------------------------------------------------------------------------------------
TRANSFER CHARGE                  Upon transfer, if we impose a
                                 limit of five transfers per      MAXIMUM: Up to $25 per transfer in excess of five.
                                 year by mail or phone per
                                 policy year.                     CURRENT: No charge.
----------------------------------------------------------------------------------------------------------------------------------
ACCELERATED BENEFIT RIDER FOR    Upon payment of Accelerated      GUARANTEED: The greater of $300 or 1% of the Initial Accelerated
TERMINAL ILLNESS CHARGE          Benefit.                         Benefit per payment.
                                                                  CURRENT: $0 per payment.
----------------------------------------------------------------------------------------------------------------------------------
FEES FOR EXPRESS MAIL AND        When we pay policy proceeds by   - $15 -- United States
ELECTRONIC FUND TRANSFERS OF     express mail or electronic fund
LOAN PAYMENTS AND SURRENDERS     transfer.                        - $30 -- International
----------------------------------------------------------------------------------------------------------------------------------

(a) This charge varies based on individual characteristics. The charges shown in the table may not be representative of the charge you will pay. For information about the charge you would pay, contact your sales representative or RiverSource Life at the address or telephone number shown on the first page of this prospectus.

                      RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE -- PROSPECTUS   3

THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY, NOT INCLUDING FUND FEES AND EXPENSES.

CHARGES OTHER THAN FUND OPERATING EXPENSES

            CHARGE                   WHEN CHARGE IS DEDUCTED                              AMOUNT DEDUCTED
COST OF INSURANCE CHARGES(A)     Monthly.                         Monthly rate per $1,000.00 of net amount at risk:
                                                                  MINIMUM: $.06 -- Female, Standard, Age 10
                                                                  MAXIMUM: $83.33 -- Male, Smoker, Age 99
                                                                  REPRESENTATIVE INSURED: $1.20 -- Female, Nonsmoker, Age 65
----------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK       Daily.                           GUARANTEED: .90% of the average daily net asset value of the
CHARGE                                                            subaccounts for all policy years.
----------------------------------------------------------------------------------------------------------------------------------
INTEREST RATE ON LOANS           Charged daily and due at the     GUARANTEED: 6% effective annual rate per year.
                                 end of the policy year.
                                                                  CURRENT:
                                                                  - 6% effective annual rate on that portion of indebtedness that exceeds the policy value minus premiums paid minus partial surrenders and partial surrender charges and 4% on the
                                                                    remainder of indebtedness.
                                                                  - 4% if indebtedness does not exceed policy value minus premiums paid minus partial surrenders and partial surrender charges.
----------------------------------------------------------------------------------------------------------------------------------
INTEREST RATE ON PAYMENTS UNDER  Annually, payable at the end of  GUARANTEED:
ACCELERATED BENEFIT RIDER FOR    each policy year.
TERMINAL ILLNESS (ABRTI)                                          - As set forth immediately above for that part of the
                                                                    Accelerated Benefit which does not exceed the policy value available for loan when an Accelerated Benefit is requested.
                                                                  - For that part of an Accelerated Benefit which exceeds the policy value available for loan when the Accelerated Benefit is requested, the greater of the current yield on 90 day
                                                                    Treasury bills, the current maximum statutory adjustable
                                                                    policy loan interest rate expressed as an annual effective rate or if the policy has a loan provision, the policy loan interest rate expressed as an effective annual rate.
----------------------------------------------------------------------------------------------------------------------------------

(a) This charge varies based on individual characteristics. The charges shown in the table may not be representative of the charge you will pay. For information about the charge you would pay, contact your sales representative or RiverSource Life at the address or telephone number shown on the first page of this prospectus.

 4  RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE -- PROSPECTUS

ANNUAL OPERATING EXPENSES OF THE FUNDS


THE NEXT TWO TABLES DESCRIBE THE OPERATING EXPENSES OF THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY. THESE OPERATING EXPENSES ARE FOR THE FISCAL YEAR ENDED DEC. 31, 2007, UNLESS OTHERWISE NOTED. THE FIRST TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS. THE SECOND TABLE SHOWS THE TOTAL ANNUAL OPERATING EXPENSES CHARGED BY EACH FUND. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.


MINIMUM AND MAXIMUM TOTAL ANNUAL OPERATING EXPENSES FOR THE FUNDS(A) (Including management fee, distribution and/or service (12b-1) fees and other expenses)


                                                                MINIMUM                       MAXIMUM
 Total expenses before fee waivers and/or expense
 reimbursements                                                  0.52%                         2.09%


(a) Each fund deducts management fees and other expenses from fund assets. Fund assets include amounts you allocate to a particular fund. Funds may also charge 12b-1 fees that are used to finance any activity that is primarily intended to result in the sale of fund shares. Because 12b-1 fees are paid out of fund assets on an ongoing basis, you may pay more if you select subaccounts investing in funds that have adopted 12b-1 plans than if you select subaccounts investing in funds that have not adopted 12b-1 plans. The fund or the fund's affiliates may pay us and/or our affiliates for promoting and supporting the offer, sale and servicing of fund shares. In addition, the fund's distributor and/or investment adviser, transfer agent or their affiliates may pay us and/or our affiliates for various services we or our affiliates provide. The amount of these payments will vary by fund and may be significant. See "The Variable Account and the Funds" for additional information, including potential conflicts of interest these payments may create. For a more complete description of each fund's fees and expenses and important disclosure regarding payments the fund and/or its affiliates make, please review the fund's prospectus and SAI.

TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND*
(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)


                                                                                ACQUIRED FUND          GROSS TOTAL
                               MANAGEMENT        12B-1           OTHER            FEES AND                ANNUAL
                                  FEES            FEES          EXPENSES         EXPENSES**              EXPENSES
 AIM V.I. Capital                0.61%           0.25%            0.27%               --%                 1.13%
 Appreciation Fund, Series
 II Shares
 AIM V.I. Capital                0.75            0.25             0.31                --                  1.31(1)
 Development Fund, Series
 II Shares
 AIM V.I. Dynamics Fund,         0.75              --             0.36                --                  1.11
 Series I Shares
 AIM V.I. Financial              0.75              --             0.36                --                  1.11
 Services Fund, Series I
 Shares
 AIM V.I. International          0.71            0.25             0.36              0.01                  1.33(1)
 Growth Fund, Series II
 Shares
 AIM V.I. Technology Fund,       0.75              --             0.35              0.01                  1.11
 Series I Shares
 AllianceBernstein VPS           0.55            0.25             0.04                --                  0.84
 Growth and Income
 Portfolio (Class B)
 AllianceBernstein VPS           0.75            0.25             0.06                --                  1.06
 International Value
 Portfolio (Class B)
 AllianceBernstein VPS           0.75            0.25             0.07                --                  1.07
 Large Cap Growth
 Portfolio (Class B)
 American Century VP             1.10            0.25             0.01                --                  1.36
 International, Class II
 American Century VP             0.83            0.25             0.01                --                  1.09
 Value, Class II
 Calvert Variable Series,        0.70              --             0.20                --                  0.90
 Inc. Social Balanced
 Portfolio
 Columbia High Yield Fund,       0.78            0.25             0.12                --                  1.15(2)
 Variable Series, Class B
 Credit Suisse                   0.50            0.25             0.28                --                  1.03(3)
 Trust - Commodity Return
 Strategy Portfolio
 Eaton Vance VT                  0.57            0.25             0.32                --                  1.14
 Floating-Rate Income Fund
 Evergreen VA Fundamental        0.58            0.25             0.17                --                  1.00
 Large Cap Fund - Class 2
 Fidelity(R) VIP                 0.56            0.25             0.09                --                  0.90
 Contrafund(R) Portfolio
 Service Class 2
 Fidelity(R) VIP Growth &        0.46            0.25             0.12                --                  0.83
 Income Portfolio Service
 Class 2
 Fidelity(R) VIP Mid Cap         0.56            0.25             0.10                --                  0.91
 Portfolio Service Class 2
 Fidelity(R) VIP Overseas        0.71            0.25             0.14                --                  1.10
 Portfolio Service Class 2
 FTVIPT Franklin Global          0.75            0.25             0.31                --                  1.31(4)
 Real Estate Securities
 Fund - Class 2
 FTVIPT Franklin Small Cap       0.51            0.25             0.15              0.02                  0.93(5)
 Value Securities
 Fund - Class 2
 FTVIPT Mutual Shares            0.59            0.25             0.13                --                  0.97
 Securities Fund - Class 2
 Goldman Sachs VIT Mid Cap       0.80              --             0.07                --                  0.87
 Value
 Fund - Institutional
 Shares
 Goldman Sachs VIT               0.65              --             0.07                --                  0.72(6)
 Structured U.S. Equity
 Fund - Institutional
 Shares
 Janus Aspen Series Global       0.64            0.25             0.18              0.01                  1.08
 Technology Portfolio:
 Service Shares
 Janus Aspen Series              0.64            0.25             0.06                --                  0.95
 International Growth
 Portfolio: Service Shares
 Janus Aspen Series Large        0.64            0.25             0.02              0.01                  0.92
 Cap Growth Portfolio:
 Service Shares
 Lazard Retirement               0.75            0.25             0.18                --                  1.18
 International Equity
 Portfolio - Service
 Shares


                      RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE -- PROSPECTUS   5

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)



                                                                                ACQUIRED FUND          GROSS TOTAL
                               MANAGEMENT        12B-1           OTHER            FEES AND                ANNUAL
                                  FEES            FEES          EXPENSES         EXPENSES**              EXPENSES
 MFS(R) Investors Growth         0.75%           0.25%            0.11%               --%                 1.11%
 Stock Series - Service
 Class
 MFS(R) New Discovery            0.90            0.25             0.11                --                  1.26
 Series - Service Class
 MFS(R) Utilities                0.75            0.25             0.10                --                  1.10(7)
 Series - Service Class
 Oppenheimer Global              0.62            0.25             0.02                --                  0.89
 Securities Fund/VA,
 Service Shares
 Oppenheimer Main Street         0.70            0.25             0.02                --                  0.97
 Small Cap Fund/VA,
 Service Shares
 Oppenheimer Strategic           0.57            0.25             0.02              0.02                  0.86(8)
 Bond Fund/VA, Service
 Shares
 PIMCO VIT All Asset             0.18            0.25             0.25              0.69                  1.37(9)
 Portfolio, Advisor Share
 Class
 Pioneer Equity Income VCT       0.65            0.25             0.05                --                  0.95
 Portfolio - Class II
 Shares
 Pioneer International           0.85            0.25             0.32                --                  1.42
 Value VCT
 Portfolio - Class II
 Shares
 Putnam VT Health Sciences       0.70            0.25             0.13                --                  1.08
 Fund - Class IB Shares
 Putnam VT International         0.73            0.25             0.11              0.01                  1.10
 Equity Fund - Class IB
 Shares
 Putnam VT Vista                 0.65            0.25             0.11                --                  1.01
 Fund - Class IB Shares
 RVST Disciplined Asset            --            0.25             0.30              0.76                  1.31(10)
 Allocation(SM)
 Portfolios - Aggressive
 RVST Disciplined Asset            --            0.25             0.30              0.64                  1.19(10)
 Allocation(SM)
 Portfolios - Conservative
 RVST Disciplined Asset            --            0.25             0.30              0.70                  1.25(10)
 Allocation(SM)
 Portfolios - Moderate
 RVST Disciplined Asset            --            0.25             0.30              0.73                  1.28(10)
 Allocation(SM)
 Portfolios - Moderately
 Aggressive
 RVST Disciplined Asset            --            0.25             0.30              0.67                  1.22(10)
 Allocation(SM)
 Portfolios - Moderately
 Conservative
 RVST RiverSource(R)             0.70            0.13             0.16                --                  0.99(11)
 Partners Variable
 Portfolio - Fundamental
 Value Fund
 (previously
 RiverSource(R) Variable
 Portfolio - Fundamental
 Value Fund)
 RVST RiverSource(R)             0.83            0.13             1.13                --                  2.09(11)
 Partners Variable
 Portfolio - Select Value
 Fund
 (previously
 RiverSource(R) Variable
 Portfolio - Select Value
 Fund)
 RVST RiverSource(R)             0.97            0.13             0.18                --                  1.28(11)
 Partners Variable
 Portfolio - Small Cap
 Value Fund
 (previously
 RiverSource(R) Variable
 Portfolio - Small Cap
 Value Fund)
 RVST RiverSource(R)             0.53            0.13             0.14                --                  0.80
 Variable
 Portfolio - Balanced Fund
 RVST RiverSource(R)             0.33            0.13             0.14                --                  0.60
 Variable Portfolio - Cash
 Management Fund
 RVST RiverSource(R)             0.45            0.13             0.16                --                  0.74
 Variable
 Portfolio - Diversified
 Bond Fund
 RVST RiverSource(R)             0.59            0.13             0.14                --                  0.86
 Variable
 Portfolio - Diversified
 Equity Income Fund
 RVST RiverSource(R)             0.68            0.13             0.19                --                  1.00(11)
 Variable
 Portfolio - Global Bond
 Fund
 RVST RiverSource(R)             0.44            0.13             0.17                --                  0.74(11)
 Variable
 Portfolio - Global
 Inflation Protected
 Securities Fund
 RVST RiverSource(R)             0.60            0.13             0.16                --                  0.89
 Variable
 Portfolio - Growth Fund
 RVST RiverSource(R)             0.59            0.13             0.15                --                  0.87
 Variable Portfolio - High
 Yield Bond Fund
 RVST RiverSource(R)             0.61            0.13             0.17                --                  0.91
 Variable
 Portfolio - Income
 Opportunities Fund
 RVST RiverSource(R)             0.58            0.13             0.15                --                  0.86
 Variable
 Portfolio - Large Cap
 Equity Fund
 RVST RiverSource(R)             0.59            0.13             0.36                --                  1.08(11)
 Variable
 Portfolio - Large Cap
 Value Fund
 RVST RiverSource(R)             0.58            0.13             0.15                --                  0.86
 Variable Portfolio - Mid
 Cap Growth Fund
 RVST RiverSource(R)             0.73            0.13             0.17                --                  1.03(11)
 Variable Portfolio - Mid
 Cap Value Fund
 RVST RiverSource(R)             0.22            0.13             0.17                --                  0.52(11)
 Variable Portfolio - S&P
 500 Index Fund
 RVST RiverSource(R)             0.48            0.13             0.18                --                  0.79
 Variable
 Portfolio - Short
 Duration U.S. Government
 Fund
 RVST RiverSource(R)             0.68            0.13             0.20                --                  1.01(11)
 Variable
 Portfolio - Small Cap
 Advantage Fund
 RVST Threadneedle(R)            1.11            0.13             0.26                --                  1.50
 Variable
 Portfolio - Emerging
 Markets Fund
 (previously
 RiverSource(R) Variable
 Portfolio - Emerging
 Markets Fund)
 RVST Threadneedle(R)            0.69            0.13             0.19                --                  1.01
 Variable
 Portfolio - International
 Opportunity Fund
 (previously
 RiverSource(R) Variable
 Portfolio - International
 Opportunity Fund)
 Van Kampen Life                 0.56            0.25             0.03                --                  0.84
 Investment Trust Comstock
 Portfolio, Class II
 Shares
 Van Kampen UIF Global           0.85            0.35             0.38                --                  1.58(12)
 Real Estate Portfolio,
 Class II Shares
 Van Kampen UIF Mid Cap          0.75            0.35             0.35                --                  1.45(12)
 Growth Portfolio, Class
 II Shares


 6  RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE -- PROSPECTUS

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)



                                                                                ACQUIRED FUND          GROSS TOTAL
                               MANAGEMENT        12B-1           OTHER            FEES AND                ANNUAL
                                  FEES            FEES          EXPENSES         EXPENSES**              EXPENSES
 Wanger International            0.88%             --%            0.11%               --%                 0.99%
 Small Cap
 (effective June 1, 2008,
 the Fund will change its
 name to Wanger
 International)
 Wanger U.S. Smaller             0.90              --             0.05                --                  0.95
 Companies
 (effective June 1, 2008,
 the Fund will change its
 name to Wanger USA)
 Wells Fargo Advantage VT        0.55            0.25             0.22                --                  1.02(13)
 Asset Allocation Fund
 Wells Fargo Advantage VT        0.75            0.25             0.43                --                  1.43(13)
 International Core Fund
 Wells Fargo Advantage VT        0.73            0.25             0.20                --                  1.18(13)
 Opportunity Fund
 Wells Fargo Advantage VT        0.75            0.25             0.23                --                  1.23(13)
 Small Cap Growth Fund



  * The Funds provided the information on their expenses and we have not independently verified the information.


 ** Includes fees and expenses incurred indirectly by the Fund as a result of its investment in other investment companies (also referred to as acquired funds).



 (1) The Fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit total annual expenses (subject to certain exclusions) of Series II shares to 1.45% of average daily net assets. In addition, effective July 1, 2007, AIM contractually agreed to waive 100% of the advisory fee AIM receives from affiliated money market funds on investments by the Fund in such affiliated money market funds. These waiver agreements are in effect through at least April 30, 2009. After fee waivers and expense reimbursements net expenses would be 1.30% for AIM V.I. Capital Development Fund, Series II Shares and 1.32% for AIM V.I. International Growth Fund, Series II Shares.



 (2) The Fund's investment adviser has contractually agreed to waive 0.19% of the distribution (12b-1) fees until April 30, 2009. In addition, the Fund's investment adviser has contractually agreed to waive advisory fees and reimburse the Fund for certain expenses so that the total annual Fund operating expenses (exclusive of distribution fees, brokerage commissions, interest, taxes and extraordinary expenses, (if any)) do not exceed 0.60% annually through April 30, 2009. If these waivers were reflected in the above table, net expenses would be 0.66%. There is no guarantee that these waivers and/or limitations will continue after April 30, 2009.



 (3) Credit Suisse fee waivers are voluntary and may be discontinued at any time. After fee waivers and expense reimbursements net expenses would be 0.95% for Credit Suisse Trust - Commodity Return Strategy Portfolio.



 (4) The investment manager and administrator have contractually agreed to waive or limit their respective fees so that the increase in investment management and fund administration fees paid by the Fund is phased in over a five year period, starting on May 1, 2007, with there being no increase in the rate of such fees for the first year ending April 30, 2008. For each of four years thereafter through April 30, 2012, the investment manager and administrator will receive one-fifth of the increase in the rate of fees. After fee waivers net expenses would be 0.89% for FTVIPT Franklin Global Real Estate Securities Fund - Class 2.



 (5) The manager has agreed in advance to reduce its fee from assets invested by the Fund in a Franklin Templeton money market fund (the acquired fund) to the extent that the Fund's fees and expenses are due to those of the acquired fund. This reduction is required by the Trust's board of trustees and an exemptive order by the Securities and Exchange Commission; this arrangement will continue as long as the exemptive order is relied upon. After fee reductions net expenses would be 0.91% for FTVIPT Franklin Small Cap Value Securities Fund - Class 2.



 (6) The Investment Adviser has voluntarily agreed to reduce or limit "Other expenses" (subject to certain exclusions) equal on an annualized basis to 0.044% of the Fund's average daily net assets. The expense reduction may be terminated at any time at the option of the Investment Adviser. After expense reductions net expenses would be 0.71% for Goldman Sachs VIT Structured U.S. Equity Fund - Institutional Shares.



 (7) MFS has agreed in writing to reduce its management fee to 0.70% for MFS Utilities Series annually on average daily net assets in excess of $1 billion. After fee reductions net expenses would be 1.07% for MFS Utilities Series - Service Class. This written agreement will remain in effect until modified by the Fund's Board of Trustees.



 (8) The "Other expenses" in the table are based on, among other things, the fees the Fund would have paid if the transfer agent had not waived a portion of its fee under a voluntary undertaking to the Fund to limit these fees to 0.35% of average daily net assets per fiscal year. That undertaking may be amended or withdrawn at any time. For the Fund's fiscal year ended Dec. 31, 2007, the transfer agent fees did not exceed this expense limitation. The Manager will voluntarily waive fees and/or reimburse Fund expenses in an amount equal to the acquired fund fees incurred through the Fund's investment in Oppenheimer Institutional Money Market Fund and OFI Master Loan Fund LLC. After fee waivers and expense reimbursements, the net expenses would be 0.82% for Oppenheimer Strategic Bond Fund/VA, Service Shares.



 (9) PIMCO has contractually agreed through Dec. 31, 2008, to reduce its advisory fee to the extent that the "Acquired fund fees and expenses" attributable to advisory and administrative fees exceed 0.64% of the total assets invested in the acquired funds. PIMCO may recoup these waivers in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit. After fee waivers and expense reimbursements, the net expenses would be 1.35%.



(10) The Fund's expense figures are based on estimated expenses, before fee waivers and expense reimbursements. RiverSource Investments, LLC and its affiliates have contractually agreed to waive certain fees and expenses until Dec. 31, 2008, unless sooner terminated at the discretion of the Fund's Board. Any amount waived will not be reimbursed by the Fund. Under this agreement, net expenses (excluding fees and expenses of acquired funds), will not exceed 0.41% for RVST Disciplined Asset Allocation(SM) Portfolios - Aggressive, 0.41% for RVST Disciplined Asset Allocation(SM) Portfolios - Conservative, 0.41% for RVST Disciplined Asset Allocation(SM) Portfolios - Moderate, 0.41% for RVST Disciplined Asset Allocation(SM) Portfolios - Moderately Aggressive and 0.41% for RVST Disciplined Asset Allocation(SM) Portfolios - Moderately Conservative.



(11) RiverSource Investments, LLC and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Dec. 31, 2008, unless sooner terminated at the discretion of the Fund's Board. Any amount waived will not be reimbursed by the Fund. Under this agreement, net expenses (excluding fees and expenses of acquired funds), before giving effect to any applicable performance incentive adjustment, will not exceed:
     0.98% for RVST RiverSource(R) Partners Variable Portfolio - Fundamental Value Fund, 1.03% for RVST RiverSource(R) Partners Variable
     Portfolio - Select Value Fund, 1.20% for RVST RiverSource(R) Partners Variable Portfolio - Small Cap Value Fund, 0.98% for RVST RiverSource(R) Variable Portfolio - Global Bond Fund, 0.72% for RVST RiverSource(R) Variable Portfolio - Global Inflation Protected Securities Fund, 1.05% for RVST RiverSource(R) Variable Portfolio - Large Cap Value Fund, 1.05% for RVST RiverSource(R) Variable Portfolio - Mid Cap Value Fund, 0.51% for RVST RiverSource(R) Variable Portfolio - S&P 500 Index Fund and 1.13% for RVST RiverSource(R) Variable Portfolio - Small Cap Advantage Fund.



(12) After giving effect to the Adviser's voluntary fee waivers and/or expense reimbursement, the net expenses incurred by investors including certain investment related expenses, was 1.40% for Van Kampen UIF Global Real Estate Portfolio, Class II Shares and 1.16% for Van Kampen UIF Mid Cap Growth Portfolio, Class II Shares.



(13) The adviser has contractually agreed through April 30, 2009 to waive fees and/or reimburse the expenses to the extent necessary to maintain the Fund's net operating expense ratio. After fee waivers and expense reimbursements, net expenses would be 1.00% for Wells Fargo Advantage VT Asset Allocation Fund, 1.00% for Wells Fargo Advantage VT International Core Fund, 1.07% for Wells Fargo Advantage VT Opportunity Fund and 1.20% for Wells Fargo Advantage VT Small Cap Growth Fund.


                      RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE -- PROSPECTUS   7

POLICY BENEFITS AND RISKS

This summary describes the policy's important benefits and risks. The sections in the prospectus following this summary discuss the policy's benefits, risks and other provisions in more detail. For your convenience, we have defined certain words and phrases used in this prospectus in the "Key Terms" section.

POLICY BENEFITS

       POLICY BENEFIT                  WHAT IT MEANS                                     HOW IT WORKS
DEATH BENEFIT                 We will pay a benefit to the     The amount payable is the death benefit amount minus any
                              beneficiary of the policy when   indebtedness as of the death benefit valuation date.
                              the insured dies. Before the
                              insured's attained insurance     IF THE INSURED DIES BEFORE THE INSURED'S ATTAINED INSURANCE AGE
                              age 100, your policy's death     100, the death benefit amount is the greater of the following as
                              benefit can never be less than   determined on the death benefit valuation date:
                              the specified amount unless      - the specified amount; or
                              your policy has outstanding      - the applicable percentage of the policy value.
                              indebtedness.
                                                               IF THE INSURED DIES ON OR AFTER THE INSURED'S ATTAINED INSURANCE
                                                               AGE 100, the death benefit amount will be the greater of the following:
                                                               - the policy value on the death benefit valuation date; or
                                                               - the policy value at the insured's attained insurance age 100.
                                                               During the first five policy years and prior to the insured's attained insurance age 80, you can increase the specified amount within certain limits, but doing so generally will affect policy charges. You can not decrease the specified amount. However, if you take a partial surrender, it will decrease the specified amount.
--------------------------------------------------------------------------------------------------------------------------------
NO LAPSE GUARANTEE (NLG)*     Your policy will not lapse (end  NO LAPSE GUARANTEE: The policy has a NLG option, which guarantees without value) if the NLG is in  the policy will not lapse for 30 policy years for insurance ages
*IN ILLINOIS, REFERRED TO AS  effect, even if the cash         0-55, until the insured's attained insurance age 85 for insurance
COVERAGE PROTECTION (CP).     surrender value is less than     ages 56-75, for 10 policy years for insurance ages 76 and older
                              the amount needed to pay the     and for five policy years if the policy is purchased in
                              monthly deduction.               Massachusetts, New Jersey or Texas. The NLG remains in effect if you meet certain premium requirements and indebtedness does not exceed the policy value minus surrender charges.
--------------------------------------------------------------------------------------------------------------------------------
ADDITIONAL PREMIUMS           You may choose to pay premiums   You specify the initial single premium when you apply for a
                              in addition to the initial       policy. During the first five policy years you may pay additional
                              single premium under certain     premiums, subject to minimum amounts we establish, only if you
                              conditions.                      increase the specified amount of the policy. To increase the specified amount, the insured must not have an attained insurance age greater than 80, and the insured must be insurable according to our underwriting rules. Beginning with the sixth policy year you may pay additional premiums in any amount until the insured's attained insurance age 100. These premiums will not increase the specified amount of the policy. We may refuse to accept
                                                               additional premiums or we may refund premiums in order to comply with the Internal Revenue Code of 1986, as amended ("Code"). The amount and frequency of additional premiums will affect policy value, cash surrender value and the length of time your policy will remain in force as well as affect whether the NLG remains in effect.
--------------------------------------------------------------------------------------------------------------------------------

 8  RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE -- PROSPECTUS

       POLICY BENEFIT                  WHAT IT MEANS                                     HOW IT WORKS
RIGHT TO EXAMINE YOUR POLICY  You may return your policy for   You may mail or deliver the policy to our home office or to your
("FREE LOOK")                 any reason and receive a full    sales representative with a written request for cancellation by
                              refund of all premiums paid.     the 10th day after you receive it (15th day in Colorado, 20th day in Idaho and North Dakota). On the date your request is
                                                               postmarked or received, the policy will immediately be considered void from the start.
                                                               Under our current administrative practice, your request to cancel the policy under the "Free Look" provision will be honored if received at our home office within 30 days from the latest of the following dates:
                                                               - The date we mail the policy from our office
                                                               - The policy date (only if the policy is issued in force)
                                                               - The date your sales representative delivers the policy to you as evidenced by our policy delivery receipt, which you must sign and date.
                                                               We reserve the right to change or discontinue this administrative practice at any time.
--------------------------------------------------------------------------------------------------------------------------------
EXCHANGE RIGHT                For two years after the policy   Because the policy itself offers a fixed return option, all you
                              is issued, you can exchange it   need to do is transfer all of the policy value in the subaccounts
                              for one that provides benefits   to the fixed account. This exchange does not require our
                              that do not vary with the        underwriting approval. We do not issue a new policy. State
                              investment return of the         restrictions may apply.
                              subaccounts.
--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT CHOICES            You may direct your net
                              premiums or transfer your
                              policy's value to:
                              - THE VARIABLE ACCOUNT which     - UNDER THE VARIABLE ACCOUNT your policy's value may increase or
                                consists of subaccounts, each    decrease daily, depending on the investment return. No minimum
                                of which invests in a fund       amount is guaranteed.
                                with a particular investment
                                objective; or
                              - THE FIXED ACCOUNT which is     - THE FIXED ACCOUNT earns interest rates that we adjust
                                our general investment           periodically. This rate will never be lower than 4%.
                                account.
--------------------------------------------------------------------------------------------------------------------------------
SURRENDERS                    You may cancel the policy while  The cash surrender value is the policy value minus indebtedness
                              it is in force and receive its   minus any applicable surrender charges. Partial surrenders are
                              cash surrender value or take a   available within certain limits for a fee.
                              partial surrender out of your
                              policy.
--------------------------------------------------------------------------------------------------------------------------------
LOANS                         You may borrow against your      Your policy secures the loan.
                              policy's cash surrender value.
--------------------------------------------------------------------------------------------------------------------------------
TRANSFERS                     You may transfer your policy's   You may transfer policy value from one subaccount to another or
                              value.                           between subaccounts and the fixed account. You can also arrange for automated transfers among the fixed account and subaccounts.
                                                               Certain restrictions may apply.
--------------------------------------------------------------------------------------------------------------------------------

                      RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE -- PROSPECTUS   9

       POLICY BENEFIT                  WHAT IT MEANS                                     HOW IT WORKS
OPTIONAL INSURANCE BENEFITS   You may add optional benefits    AVAILABLE RIDERS YOU MAY ADD:
                              to your policy at an additional  - ACCELERATED BENEFIT RIDER FOR TERMINAL ILLNESS (ABRTI): If the
                              cost, in the form of riders (if    insured is terminally ill and death is expected to occur within
                              you meet certain requirements).    six months, the rider provides that you can withdraw a portion
                              The amounts of these benefits      of the death benefit prior to death
                              do not vary with investment
                              experience of the variable
                              account. Certain restrictions
                              apply and are clearly described
                              in the applicable rider. This
                              rider is not available in all
                              states.
--------------------------------------------------------------------------------------------------------------------------------




 10  RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE -- PROSPECTUS

POLICY RISKS


        POLICY RISK                    WHAT IT MEANS                                    WHAT CAN HAPPEN
INVESTMENT RISK               You direct your net premiums or  - You can lose cash values due to adverse investment experience.
                              transfer your policy's value to    No minimum amount is guaranteed under the subaccounts of the
                              a subaccount that drops in         variable account.
                              value.                           - Your death benefit may be lower due to adverse investment experience.
                                                               - Your policy could lapse due to adverse investment experience if the NLG is not in effect and you do not pay the premiums needed to maintain coverage.
                              --------------------------------------------------------------------------------------------------
                              You transfer your policy's       - The value of the subaccount from which you transferred could
                              value between subaccounts.         increase.
                                                               - The value of the subaccount to which you transferred could decrease.
--------------------------------------------------------------------------------------------------------------------------------
RISK OF LIMITED POLICY        The policy is not suitable as a  - Surrender charges apply to this policy for the first ten policy
VALUES IN EARLY YEARS         short-term investment.             years. Surrender charges can significantly reduce policy value.
                                                                 Poor investment performance can also significantly reduce
                                                                 policy values. During early policy years the cash surrender value may be less than the premiums you pay for the policy.
                              --------------------------------------------------------------------------------------------------
                              Your ability to take partial     - You cannot take partial surrenders during the first policy
                              surrenders is limited.             year.
--------------------------------------------------------------------------------------------------------------------------------
LAPSE RISK                    You do not pay the premiums      - We will not pay a death benefit if your policy lapses.
                              needed to maintain coverage.
                              --------------------------------------------------------------------------------------------------
                              Your policy may lapse due to     - Surrender charges affect the surrender value, which is a
                              surrender charges.                 measure we use to determine whether your policy will enter a grace period (and possibly lapse). A partial surrender will reduce the policy value, will reduce the death benefit and may terminate the NLG.
                              --------------------------------------------------------------------------------------------------
                              You take a loan against your     - Taking a loan increases the risk that your policy will lapse,
                              policy.                            will have a permanent effect on the policy value, will reduce the death benefit and may terminate the NLG.
                                                               - The lapse may have adverse tax consequences.
                              --------------------------------------------------------------------------------------------------
                              Your policy can lapse due to     - Your policy could lapse due to adverse investment experience if
                              poor investment performance.       the NLG is not in effect and you do not pay premium needed to maintain coverage.
--------------------------------------------------------------------------------------------------------------------------------
EXCHANGE/REPLACEMENT RISK     You drop another policy to buy   - You may pay surrender charges on the policy you drop.
                              this one.                        - This policy has surrender charges, which may extend beyond those in the policy you drop.
                                                               - You will be subject to new incontestability and suicide
                                                                 periods.
                                                               - You may be in a higher insurance risk-rating category now and you may pay higher premiums.
                                                               - If you drop the policy, if not part of an exchange under
                                                                 Section 1035 of the Code, there may be adverse tax consequences if your total policy value (before any loans) exceeds your investment in the policy.
                                                               - If you drop the policy as part of an exchange under Section
                                                                 1035 of the Code and there is a loan on the policy, there may be adverse tax consequences if your total policy value (before the loan) exceeds your investment in the policy.
                              --------------------------------------------------------------------------------------------------


                     RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE -- PROSPECTUS   11

        POLICY RISK                    WHAT IT MEANS                                    WHAT CAN HAPPEN
EXCHANGE/REPLACEMENT RISK     You use cash values or           - If you borrow from another policy to buy this one, the loan
(CONTINUED)                   dividends from another policy      reduces the death benefit on the other policy. If you fail to
                              to buy this one, without           repay the loan and accrued interest, you could lose the other
                              dropping the other policy.         coverage and you may be subject to income tax if the policy lapses or is surrendered with a loan against it.
                                                               - If the exchange does not qualify as an exchange under Section
                                                                 1035 of the Code, there may be adverse tax consequences.
--------------------------------------------------------------------------------------------------------------------------------
TAX RISK                      Most policies will be            - Federal income tax on earnings will apply to surrenders or
                              classified as a "modified          loans from a MEC or an assignment or pledge of a MEC. Earnings
                              endowment contract" ("MEC") for    come out first on surrenders or loans from a MEC or an
                              federal income tax purposes        assignment or pledge of a MEC. If you are under age 59 1/2, a
                              when issued. If a policy is not    10% penalty tax also may apply to these earnings.
                              a MEC when issued, certain
                              changes you make to the policy
                              may cause it to become a MEC.
                              --------------------------------------------------------------------------------------------------
                              If your policy lapses or is      - You will be taxed on any earnings in the policy. For non-MEC
                              fully surrendered with an          policies, this is earnings in policy cash value and earnings
                              outstanding policy loan, you       previously taken via existing loans. It could be the case that
                              may experience a significant       a policy with a relatively small existing cash value could have
                              tax risk, especially if your       significant earnings that will be taxed upon lapse or surrender
                              policy is not a modified           of the policy. For MEC policies, this is the remaining earnings
                              endowment contract.                in the policy.
                              --------------------------------------------------------------------------------------------------
                              The policy may fail to qualify   - You could lose any or all of the specific federal income tax
                              as life insurance for federal      attributes and benefits of a life insurance policy including
                              income tax purposes. Congress      tax- deferred accrual of cash values, and income tax free death
                              may change current tax law at      benefits and for non-MEC contracts your ability to take non-
                              any time.                          taxable distributions from the policy.
                              The interpretation of current
                              tax law is subject to change by
                              the Internal Revenue Service
                              (IRS) or the courts at any
                              time.
                              --------------------------------------------------------------------------------------------------
                              The IRS may determine that you   - You may be taxed on the income of each subaccount to the extent
                              are the owner of the fund          of your investment interest in the subaccount.
                              shares held by our Variable
                              Account.
                              --------------------------------------------------------------------------------------------------
                              You may buy this policy to fund  - The tax-deferred accrual of cash values provided by the policy
                              a tax-deferred retirement plan.    is unnecessary because tax deferral is provided by the
                              The investments in the             tax-deferred retirement plan.
                              subaccount are not adequately    - If a policy fails to qualify as a life insurance policy because
                              diversified.                       it is not adequately diversified, the policyholder must include in gross income the "income on the contract" (as defined in
                                                                 Section 7702(g) of the Code).
--------------------------------------------------------------------------------------------------------------------------------


 12  RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE -- PROSPECTUS

Variable life insurance is a complex vehicle that is subject to market risk, including the potential loss of principal invested. Before you invest, be sure to ask your sales representative about the policy's features, benefits, risks and fees, and whether it is appropriate for you based upon your financial situation and objectives. Your sales representative may or may not be authorized to offer you several different variable life insurance policies in addition to the policy described in this prospectus. Each policy has different features or benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the policy. The different features and benefits may include investment and fund manager options, variations in interest rate amounts and guarantees and surrender charge schedules. The fees and charges may also be different among the policies. Be sure to ask your sales representative about all the options that are available to you.


FUND RISKS

A comprehensive discussion of the risks of each portfolio in which the subaccounts invest may be found in each fund's prospectus. Please refer to the prospectuses for the funds for more information. THE INVESTMENT ADVISERS CANNOT GUARANTEE THAT THE FUNDS WILL MEET THEIR INVESTMENT OBJECTIVES.

                     RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE -- PROSPECTUS   13

LOADS, FEES AND CHARGES

Policy charges compensate us for:

- providing the insurance benefits of the policy;

- issuing the policy;

- administering the policy;

- assuming certain risks in connection with the policy; and

- distributing the policy.

We deduct some of these charges from your premium payments. We deduct others periodically from your policy value in the fixed account and/or subaccounts. We may also assess a charge if you surrender your policy or the policy lapses.

PREMIUM EXPENSE CHARGE

We deduct this charge from each premium payment. We credit the amount remaining after the deduction, called the net premium, to the accounts you have selected. The premium expense charge is 3% if your initial single premium is $10,000- $99,999 ($5,000-$99,999, ages 0-19). The premium expense charge is 2% of each premium payment if your initial single premium is $100,000-$249,999. The premium expense charge is 1% of each premium payment if your initial single premium is $250,000 and above. The premium expense charge, in part, compensates us for expenses associated with distributing the policy, including agents' commissions, advertising and printing of prospectuses and sales literature. (The surrender charge, discussed under "Surrender Charge," below also may partially compensate these expenses.) It also compensates us for paying taxes imposed by certain states and governmental subdivisions on premiums received by insurance companies. All policies in all states are charged the same premium expense charge even though state premium taxes vary.

MONTHLY DEDUCTION

On each monthly date prior to the insured's attained insurance age 100 we deduct from the value of your policy in the fixed account and/or subaccounts an amount equal to the sum of:

1. the cost of insurance for the policy month; and

2. charges for any optional insurance benefits provided by rider for the policy month.

We explain each of the two components below.

You specify, in your policy application, what percentage of the monthly deduction from 0% to 100% you want us to take from the fixed account and from each of the subaccounts you have chosen. You may change these percentages for future monthly deductions by writing to us.

We will take monthly deductions from the fixed account and the subaccounts on a pro rata basis if:

- you do not specify the accounts from which you want us to take the monthly deduction, or

- the value in the fixed account or any subaccount is insufficient to pay the portion of the monthly deduction you have specified.

COMPONENTS OF THE MONTHLY DEDUCTION:

1. COST OF INSURANCE: primarily, the cost of providing the death benefit under your policy. The cost of insurance for a policy month is calculated as: A X (B - C) where:

   "A" IS THE MONTHLY COST OF INSURANCE RATE based on the insured's attained insurance age, sex (unless unisex rates are required by law), risk classification and the initial single premium. Generally, the cost of insurance rate will increase as the insured's attained insurance age increases. Also, we offer simplified underwriting under certain circumstances in connection with the policy. It is possible that cost of insurance for this policy may be higher for a healthy insured than the cost of insurance under other policies we offer, which require full underwriting.

       We set the rates based on our expectations as to future mortality experience. We may change the rates from time to time; any change will apply to all individuals of the same rate classification. However, rates will not exceed the Guaranteed Maximum Monthly Cost of Insurance Rates shown in your policy, which are based on the 1980 Commissioners Standard Ordinary Smoker and Nonsmoker Mortality Tables, Age Last Birthday.

   "B" IS THE DEATH BENEFIT on the monthly date divided by 1.0032737 (which reduces our net amount at risk, solely for computing the cost of insurance, by taking into account assumed monthly earnings at an annual rate of 4%).

   "C" IS THE POLICY VALUE on the monthly date. At this point, the policy value has been reduced by any charges for optional riders.

 14  RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE -- PROSPECTUS

2. OPTIONAL INSURANCE BENEFIT CHARGES: charges for any optional benefits you add to the policy by rider. (See "Fee Tables -- Charges Other than Fund Operating Expenses.")

NOTE FOR MONTANA RESIDENTS: Please disregard all policy provisions in this prospectus that are based on the sex of the insured. The policy will be issued on a unisex basis. Also disregard references to mortality tables; the tables will be replaced with an 80% male, 20% female blend of the 1980 Commissioners Standard Ordinary Smoker and Nonsmoker Mortality Tables, Age Nearest Birthday.

SURRENDER CHARGE

If you surrender your policy or the policy lapses during the first ten policy years and in the ten years following an increase in specified amount, we will assess a surrender charge.

The surrender charge reimburses us for costs associated with issuing the policy, such as processing the application (primarily underwriting) and setting up computer records. It also partially pays for commissions, advertising and printing the prospectus and sales literature.

The surrender charge for the initial specified amount is shown in your policy. The surrender charge for the initial specified amount will decrease monthly until it is zero after ten policy years. If you increase the specified amount, an additional surrender charge will apply. We will show the additional surrender charge in a revised policy. The additional surrender charge will decrease monthly until it is zero after ten policy years following the increase in specified amount.

The surrender charge is a percentage of the initial single premium or premium required to increase the specified amount. It varies by the insured's insurance age or, the insured's attained insurance age at the time of an increase in specified amount, and the number of years since the policy was issued or the number of years since an increase in specified amount.

The following table illustrates the maximum surrender charge for a female, insurance age 65 qualifying for nonsmoker rates. We assume the specified amount to be $115,000.

LAPSE OR SURRENDER         MAXIMUM
AT BEGINNING OF YEAR   SURRENDER CHARGE
          1               $3,851.16
          2                3,495.17
          3                3,106.82
          4                2,718.47
          5                2,330.11
          6                1,941.76
          7                1,553.41
          8                1,165.06
          9                  776.70
         10                  388.35
         11                    0.00

From the beginning of year one to the end of year ten, the amounts shown decrease on a monthly basis.

PARTIAL SURRENDER CHARGE

If you surrender part of the value of your policy, we may assess a partial surrender charge. We call these "free partial surrenders."

After the first policy year, certain partial surrenders may be made without incurring a partial surrender charge. Free partial surrenders are those partial surrenders that do not exceed 10% of the beginning of year policy value minus beginning of year indebtedness.

We apply a partial surrender charge to the amount in excess of the free partial surrender. The partial surrender charge is equal to the full surrender charge multiplied by the partial surrender amount divided by the cash surrender value. This charge will never exceed 10% of the amount surrendered.

The remaining policy value after a partial surrender cannot be less than $5,000. We reserve the right to decline or limit your request for a partial surrender to the extent that the partial surrender would cause the policy to fail to qualify as life insurance under the Code.

                     RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE -- PROSPECTUS   15

MORTALITY AND EXPENSE RISK CHARGE

This charge applies only to the subaccounts and not to the fixed account. It is equal, on an annual basis, to .90% of the average daily net asset value of the subaccounts. Computed daily, the charge compensates us for:

- MORTALITY RISK -- the risk that the cost of insurance charge will be insufficient to meet actual claims.

- EXPENSE RISK -- the risk that the surrender charge (described above) may be insufficient to cover the cost of administering the policy.

Any profit from the mortality and expense risk charge would be available to us for any proper corporate purpose including, among others, payment of sales and distribution expenses, which we do not expect to be covered by the premium expense charge and surrender charges discussed earlier. We will make up any further deficit from our general assets.

TRANSFER CHARGE

We reserve the right to assess a fee for each transfer in excess of five made by mail or phone. We guarantee that this fee will not exceed $25 per transfer for the duration of your policy.

ANNUAL OPERATING EXPENSES OF THE FUNDS

Any applicable management fees, 12b-1 fees and other expenses of the funds are deducted from, and paid out of, the assets of the funds as described in each fund's prospectus.

EFFECT OF LOADS, FEES AND CHARGES

Your death benefits, policy values and cash surrender values may fluctuate due to an increase or decrease in the following charges:

- cost of insurance charges;

- surrender charges;

- cost of optional insurance benefits;

- mortality and expense risk charges; and

- annual operating expenses of the funds, including management fees, 12b-1 fees and other expenses.

In addition, your death benefits, policy values and cash surrender values may change daily as a result of the investment experience of the subaccounts.

OTHER INFORMATION ON CHARGES

We may reduce or eliminate various fees and charges on a basis that is fair and reasonable and applies to all policy owners in the same class. We may do this for example when we incur lower sales costs and/or perform fewer administrative services than usual.

RIVERSOURCE LIFE

We are a stock life insurance company organized in 1957 under the laws of the state of Minnesota and are located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. We are a wholly-owned subsidiary of Ameriprise Financial, Inc.

We conduct a conventional life insurance business. We are licensed to do business in 49 states, the District of Columbia and American Samoa. Our primary products currently include fixed and variable annuity contracts and life insurance policies.

 16  RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE -- PROSPECTUS

THE VARIABLE ACCOUNT AND THE FUNDS

THE VARIABLE ACCOUNT: The variable account consists of a number of subaccounts, each of which invests in shares of a particular fund. Income, gains and losses of each subaccount are credited to or charged against the assets of that subaccount alone. Therefore, the investment performance of each subaccount is independent of the investment performance of our company assets. We will not charge a subaccount with the liabilities of any other subaccount or with the liabilities of any other business we conduct. We are obligated to pay all amounts promised to you under the policies.

THE FUNDS: The policy currently offers subaccounts investing in shares of the funds listed in the table below.

- INVESTMENT OBJECTIVES: The investment managers and advisers cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectuses for facts you should know before investing. These prospectuses are available by contacting us at the address or telephone number on the first page of this prospectus.

- FUND NAME AND MANAGEMENT: A fund underlying your policy in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.

- ELIGIBLE PURCHASERS: All funds are available to serve as the underlying investments for variable annuities and variable life insurance policies. The funds are not available to the public (see "Fund name and management" above). Some funds also are available to serve as investment options for tax-deferred retirement plans. It is possible that in the future for tax, regulatory or other reasons, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously. Although we and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of each fund will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds' prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts. Each fund intends to comply with the diversification requirements under Section 817(h) of the Code.


- ASSET ALLOCATION PROGRAMS MAY IMPACT FUND PERFORMANCE: Asset allocation programs in general may negatively impact the performance of the underlying fund. Even if you do not participate in an asset allocation program, a fund in which your subaccount invests may be impacted if it is included in an asset allocation program. Rebalancing or reallocation under the terms of the asset allocation program may cause a fund to lose money if it must sell large amounts of securities to meet a redemption request. These losses can be greater if the fund holds securities that are not as liquid as others, for example, various types of bonds, shares of smaller companies, and securities of foreign issuers. A fund may also experience higher expenses because it must sell or buy securities more frequently than it otherwise might in the absence of asset allocation program rebalancing or reallocations. Because asset allocation programs include periodic rebalancing and may also include reallocation, these effects may occur under asset allocation programs we offer (see "Transfers Between the Fixed Account and Subaccounts -- Portfolio Navigator Asset Allocation Program") or under asset allocation programs used in conjunction with the policies, contracts and plans of other eligible purchasers of the funds.


- FUNDS AVAILABLE UNDER THE POLICY: We seek to provide a broad array of underlying funds taking into account the fees and charges imposed by each fund and the policy charges we impose. We select the underlying funds in which the subaccounts initially invest when there is a substitution (see "Substitution of Investments"). We also make all decisions regarding which funds to retain in a policy, which funds to add to a policy and which funds will no longer be offered in a policy. In making these decisions, we may consider various objective and subjective factors. Objective factors include, but are not limited to, fund performance, fund expenses, classes of fund shares available, size of the fund, and investment objectives and investing style of the fund. Subjective factors include, but are not limited to, investment sub-styles and process, management skill and history at other funds, and portfolio concentration and sector weightings. We also consider the levels and types of revenue, including but not limited to expense payments and non-cash compensation a fund, its distributor, investment adviser, subadviser, transfer agent or their affiliates pay us and our affiliates. This revenue includes, but is not limited to compensation for administrative services provided with respect to the fund and support of marketing and distribution expenses incurred with respect to the fund.

                     RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE -- PROSPECTUS   17

- REVENUE WE RECEIVE FROM THE FUNDS MAY CREATE POTENTIAL CONFLICTS OF INTEREST:
  We or our affiliates receive from each of the funds, or the funds' affiliates, varying levels and types of revenue, including but not limited to expense payments and non-cash compensation. The amount of this revenue and how it is computed varies by fund, may be significant and may create potential conflicts of interest. The amount and percentage of revenue we and our affiliates receive comes from assets allocated to subaccounts investing in the RiverSource Variable Series Trust funds (affiliated funds) that are managed by RiverSource Investments, LLC (RiverSource Investments), one of our affiliates. RiverSource Variable Series Trust funds include the RiverSource Variable Portfolio funds, RiverSource Partners Variable Portfolio funds, Threadneedle Variable Portfolio funds, and Disciplined Asset Allocation Portfolios funds. Employee compensation and operating goals at all levels are tied to the success of Ameriprise Financial, Inc. and it affiliates, including us. Certain employees may receive higher compensation and other benefits based, in part, on policy values that invested in RiverSource Variable Series Trust funds. We or our affiliates receive revenue which ranges up to 0.60% of the average daily net assets invested in the non-RiverSource Variable Series Trust funds (unaffiliated funds) through this policy and other policies and contracts that we and our affiliates issue. We or our affiliates may also receive revenue which ranges up to 0.04% of aggregate, net or anticipated sales of unaffiliated funds through this policy and other policies and contracts that we and our affiliate issue. Please see the Statement of Additional Information
  (SAI) for a table that ranks the unaffiliated funds according to total dollar amounts and their affiliates paid us or our affiliates in 2007.


- Expense payments non-cash compensation and other forms of revenue may influence recommendations your sales representative makes regarding whether you should invest in the policy and whether you should allocate premiums or policy value to a subaccount that invests in a particular fund (see "Distribution of the Policy"). The revenue we and/or our affiliates receive from a fund or its affiliates is in addition to revenue we receive from the charges you pay when buying, owning and surrendering the policy ("Fee Tables"). However, the revenue we and/or affiliates receive from a fund or its affiliates may come, at least in part, from the fund's fees and expenses you pay indirectly when you allocate policy value to the subaccount that invests in that fund.

- WHY REVENUES ARE PAID TO US: In accordance with applicable laws, regulations and the terms of the agreements under which such revenue is paid, we or our affiliates may receive these revenues including, but not limited to expense payments and non-cash compensation for various purposes including:

   - Compensating, training and educating sales representatives who sell the policies.

   - Granting access to our employees whose job it is to promote sales of the policies by authorized selling firms and their sales representatives, and granting access to sales representatives of our affiliated selling firms.

   - Activities or services we or our affiliates provide that assist in the promotion and distribution of the policies including promoting the funds available under the policies to prospective and existing policy owners, authorized selling firms and sales representatives.

   - Providing sub-transfer agency and shareholder servicing to policy owners.

   - Promoting, including and/or retaining the fund's investment portfolios as underlying investment options in the policies.

   - Advertising, printing and mailing sales literature, and printing and distributing prospectuses and reports.


   - Furnishing personal services to policy owners, including education of policy owners, answering routine inquiries regarding a fund, maintaining accounts or providing such other services eligible for service fees as defined under the rules of the Financial Industry Regulatory Authority (FINRA).


   - Subaccounting, transaction processing, recordkeeping and administration.

- SOURCES OF REVENUE RECEIVED FROM AFFILIATED FUNDS: The affiliated funds are managed by RiverSource Investments. The sources of revenue we receive from these affiliated funds, or from affiliates of these funds, may include, but are not necessarily limited to, the following:

   - Assets of the fund's adviser and transfer agent or an affiliate of these. The revenue resulting from these sources may be based either on a percentage of average daily net assets of the fund or on the actual cost of certain services we provide with respect to the fund. We may receive this revenue either in the form of a cash payment or it may be allocated to us.

   - Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the "12b-1 fees" column of the "Annual Operating Expenses of the Funds" table.

 18  RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE -- PROSPECTUS

- SOURCES OF REVENUE RECEIVED FROM UNAFFILIATED FUNDS: The unaffiliated funds are not managed by an affiliate of ours. The sources of revenue we receive from these unaffiliated funds, or the funds' affiliates, may include, but are not necessarily limited to, the following:

   - Assets of the fund's adviser, subadviser, transfer agent or an affiliate of these and assets of the fund's distributor or an affiliate. The revenue resulting from these sources usually is based on a percentage of average daily net assets of the fund but there may be other types of payment arrangements.

   - Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the "12b-1 fees" column of the "Annual Operating Expenses of the Funds" table.

                     RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE -- PROSPECTUS   19

YOU CAN DIRECT YOUR NET PREMIUMS AND TRANSFERS TO ANY OR ALL OF THE SUBACCOUNTS OF THE VARIABLE ACCOUNT THAT INVEST IN SHARES OF THE FOLLOWING FUNDS:


INVESTING IN                  INVESTMENT OBJECTIVES AND POLICIES                INVESTMENT ADVISER
AIM V.I. Capital              Growth of capital. Invests principally in common  Invesco Aim Advisors, Inc. adviser,
Appreciation Fund, Series II  stocks of companies likely to benefit from new    advisory entities affiliated with
Shares                        or innovative products, services or processes as  Invesco Aim Advisors, Inc.,
                              well as those with above-average long-term        subadvisers.
                              growth and excellent prospects for future
                              growth. The Fund can invest up to 25% of its
                              total assets in foreign securities that involve
                              risks not associated with investing solely in
                              the United States.
AIM V.I. Capital Development  Long-term growth of capital. Invests primarily    Invesco Aim Advisors, Inc. adviser,
Fund, Series II Shares        in securities (including common stocks,           advisory entities affiliated with
                              convertible securities and bonds) of small- and   Invesco Aim Advisors, Inc.,
                              medium-sized companies. The Fund may invest up    subadvisers.
                              to 25% of its total assets in foreign
                              securities.
AIM V.I. Dynamics Fund,       Capital growth. Invests at least 65% of its net   Invesco Aim Advisors, Inc. adviser,
Series I Shares               assets primarily in common stocks of mid-sized    advisory entities affiliated with
                              companies, companies included in the Russell      Invesco Aim Advisors, Inc.,
                              Midcap(R) Growth Index at the time of purchase.   subadvisers.
                              The Fund also has the flexibility to invest in
                              other types of securities, including preferred
                              stocks, convertible securities and bonds.
AIM V.I. Financial Services   Capital growth. Actively managed. Invests at      Invesco Aim Advisors, Inc. adviser,
Fund, Series I Shares         least 80% of its net assets in the equity         advisory entities affiliated with
                              securities and equity-related instruments of      Invesco Aim Advisors, Inc.,
                              companies involved in the financial services      subadvisers.
                              sector. These companies include, but are not
                              limited to, banks, insurance companies,
                              investment and miscellaneous industries (asset
                              managers, brokerage firms, and
                              government-sponsored agencies and suppliers to
                              financial services companies).
AIM V.I. International        Long-term growth of capital. Invests primarily    Invesco Aim Advisors, Inc. adviser,
Growth Fund, Series II        in a diversified portfolio of international       advisory entities affiliated with
Shares                        equity securities, whose issuers are considered   Invesco Aim Advisors, Inc.,
                              to have strong earnings momentum. The Fund may    subadvisers.
                              invest up to 20% of its total assets in security
                              issuers located in developing countries and in
                              securities exchangeable for or convertible into
                              equity securities of foreign companies.
AIM V.I. Technology Fund,     Capital growth. The Fund is actively managed.     Invesco Aim Advisors, Inc. adviser,
Series I Shares               Invests at least 80% of its net assets in equity  advisory entities affiliated with
                              securities and equity-related instruments of      Invesco Aim Advisors, Inc.,
                              companies engaged in technology-related           subadvisers.
                              industries. These include, but are not limited
                              to, various applied technologies, hardware,
                              software, semiconductors, telecommunications
                              equipment and services, and service-related
                              companies in information technology. Many of
                              these products and services are subject to rapid
                              obsolescence, which may lower the market value
                              of securities of the companies in this sector.
AllianceBernstein VPS Growth  Long-term growth of capital. Invests primarily    AllianceBernstein L.P.
and Income Portfolio (Class   in the equity securities of domestic companies
B)                            that the Advisor deems to be undervalued.


 20  RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE -- PROSPECTUS

INVESTING IN                  INVESTMENT OBJECTIVES AND POLICIES                INVESTMENT ADVISER
AllianceBernstein VPS         Long-term growth of capital. Invests primarily    AllianceBernstein L.P.
International Value           in a diversified portfolio of equity securities
Portfolio (Class B)           of established companies selected from more than
                              40 industries and from more than 40 developed
                              and emerging market countries.
AllianceBernstein VPS Large   Long-term growth of capital. Invests primarily    AllianceBernstein L.P.
Cap Growth Portfolio (Class   in equity securities of U.S. companies. Unlike
B)                            most equity funds, the Portfolio focuses on a
                              relatively small number of intensively
                              researched companies.
American Century VP           Capital growth. Invests primarily in stocks of    American Century Global Investment
International, Class II       growing foreign companies in developed            Management, Inc.
                              countries.
American Century VP Value,    Long-term capital growth, with income as a        American Century Investment Management,
Class II                      secondary objective. Invests primarily in stocks  Inc.
                              of companies that management believes to be
                              undervalued at the time of purchase.
Calvert Variable Series,      Competitive total return through actively         Calvert Asset Management Company, Inc.,
Inc. Social Balanced          managed portfolio of stocks, bonds and money      adviser. SSgA Funds Management, Inc.
Portfolio                     market instruments which offer income and         and New Amsterdam Partners, LLP,
                              capital growth opportunity and which satisfy      subadvisers on equity portion; no
                              Portfolio's investment and social criteria.       subadviser on fixed-income portion.
                              Typically invests about 60% of net assets in
                              stocks (primarily common stocks of U.S.
                              large-cap companies) and 40% in investment grade
                              bonds and other fixed-income investments.
                              Investments must be consistent with Portfolio's
                              current financial and social criteria.
Columbia High Yield Fund,     Total return, consisting of a high level of       Columbia Management Advisors, LLC,
Variable Series, Class B      income and capital appreciation. Under normal     advisor; MacKay Shields LLC,
                              circumstances, the Fund invests at least 80% of   subadviser.
                              net assets in domestic and foreign corporate
                              below investment grade debt securities. These
                              securities generally will be, at the time of
                              purchase, rated BB or below by Standard & Poor's
                              Corporation (S&P) or Fitch, rated "Ba" or below
                              by Moody's, or unrated but determined by the
                              Advisor to be of comparable quality. The Fund
                              invests primarily in domestic corporate below
                              investment grade securities (including private
                              placements), U.S. dollar-denominated foreign
                              corporate below investment grade securities
                              (including private placements), zero-coupon
                              bonds and U.S. Government obligations. The Fund
                              may invest up to 20% of net assets in equity
                              securities that may include convertible
                              securities. The Fund is not managed to a
                              specific duration.


                     RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE -- PROSPECTUS   21

INVESTING IN                  INVESTMENT OBJECTIVES AND POLICIES                INVESTMENT ADVISER
Credit Suisse                 Total Return. Invests in commodity-linked         Credit Suisse Asset Management, LLC
Trust - Commodity Return      derivative instruments backed and fixed-income
Strategy Portfolio            securities. The portfolio invests in
                              commodity-linked derivative instruments, such as
                              commodity-linked notes, swap agreements,
                              commodity options, futures and options on
                              futures that provide exposure to the investment
                              returns of the commodities markets without
                              investing directly in physical commodities. The
                              portfolio invests all of its assets in
                              commodity-linked derivative instruments, such as
                              structured notes and swaps, and fixed-income
                              securities, subject to applicable IRS limits.
                              The portfolio may also gain exposure to
                              commodity markets by investing in the Credit
                              Suisse Cayman Commodity Fund II, a wholly owned
                              subsidiary of the Portfolio formed in the Cayman
                              Island.
Eaton Vance VT Floating-      High level of current income. The Fund invests    Eaton Vance Management
Rate Income Fund              primarily in senior floating rate loans ("Senior
                              Loans"). Senior Loans typically are of below
                              investment grade quality and have below
                              investment grade credit ratings, which ratings
                              are associated with securities having high risk,
                              speculative characteristics. The Fund invests at
                              least 80% of its net assets in income producing
                              floating rate loans and other floating rate debt
                              securities. The Fund may also purchase
                              investment grade fixed income debt securities
                              and money market instruments. The Fund may
                              invest up to 25% of its total assets in foreign
                              securities and may engage in certain hedging
                              transactions. The Fund may purchase derivative
                              instruments, such as futures contracts and
                              options thereon, interest rate and credit
                              default swaps, credit linked notes and currency
                              hedging derivatives.
Evergreen VA Fundamental      Capital growth with the potential for current     Evergreen Investment Management
Large Cap Fund - Class 2      income. Invests primarily in common stocks of     Company, LLC
                              large U.S. companies whose market
                              capitalizations measured at time of purchase
                              fall within the market capitalization range of
                              the companies tracked by the Russell 1000(R)
                              Index.
Fidelity(R) VIP               Long-term capital appreciation. Normally invests  Fidelity Management & Research Company
Contrafund(R) Portfolio       primarily in common stocks. Invests in            (FMR), investment manager; FMR U.K. and
Service Class 2               securities of companies whose value it believes   FMR Far East, sub- advisers.
                              is not fully recognized by the public. Invests
                              in either "growth" stocks or "value" stocks or
                              both. The fund invests in domestic and foreign
                              issuers.
Fidelity(R) VIP Growth &      High total return through a combination of        Fidelity Management & Research Company
Income Portfolio Service      current income and capital appreciation.          (FMR), investment manager; FMR U.K.,
Class 2                       Normally invests a majority of assets in common   FMR Far East, sub- advisers.
                              stocks with a focus on those that pay current
                              dividends and show potential for capital
                              appreciation. May invest in bonds, including
                              lower-quality debt securities, as well as stocks
                              that are not currently paying dividends, but
                              offer prospects for future income or capital
                              appreciation. Invests in domestic and foreign
                              issuers. The Fund invests in either "growth"
                              stocks or "value" stocks or both.


 22  RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE -- PROSPECTUS

INVESTING IN                  INVESTMENT OBJECTIVES AND POLICIES                INVESTMENT ADVISER
Fidelity(R) VIP Mid Cap       Long-term growth of capital. Normally invests     Fidelity Management & Research Company
Portfolio Service Class 2     primarily in common stocks. Normally invests at   (FMR), investment manager; FMR U.K.,
                              least 80% of assets in securities of companies    FMR Far East, sub- advisers.
                              with medium market capitalizations. May invest
                              in companies with smaller or larger market
                              capitalizations. Invests in domestic and foreign
                              issuers. The Fund invests in either "growth" or
                              "value" common stocks or both.
Fidelity(R) VIP Overseas      Long-term growth of capital. Normally invests     Fidelity Management & Research Company
Portfolio Service Class 2     primarily in common stocks of foreign             (FMR), investment manager; FMR U.K.,
                              securities. Normally invests at least 80% of      FMR Far East, Fidelity International
                              assets in non-U.S. securities.                    Investment Advisors (FIIA) and FIIA
                                                                                U.K., sub-advisers.
FTVIPT Franklin Global Real   High total return. The Fund normally invests at   Franklin Templeton Institutional, LLC
Estate Securities             least 80% of its net assets in investments of
Fund - Class 2                companies located anywhere in the world that
                              operate in the real estate sector and normally
                              invests predominantly in equity securities.
FTVIPT Franklin Small Cap     Long-term total return. The Fund normally         Franklin Advisory Services, LLC
Value Securities              invests at least 80% of its net assets in
Fund - Class 2                investments of small capitalization companies,
                              and normally invests predominantly in equity
                              securities. The Fund invests mainly in equity
                              securities of companies that the manager
                              believes are undervalued.
FTVIPT Mutual Shares          Capital appreciation, with income as a secondary  Franklin Mutual Advisers, LLC
Securities Fund - Class 2     goal. The Fund normally invests primarily in
                              equity securities of companies that the manager
                              believes are undervalued. The Fund also invests,
                              to a lesser extent in risk arbitrage securities
                              and distressed companies.
Goldman Sachs VIT Mid Cap     Long-term capital appreciation. The Fund          Goldman Sachs Asset Management, L.P.
Value Fund - Institutional    invests, under normal circumstances, at least
Shares                        80% of its net assets plus any borrowings for
                              investment purposes (measured at time of
                              purchase) ("Net Assets") in a diversified
                              portfolio of equity investments in mid-cap
                              issuers with public stock market capitalizations
                              (based upon shares available for trading on an
                              unrestricted basis) within the range of the
                              market capitalization of companies constituting
                              the Russell Midcap(R) Value Index at the time of
                              investment. If the market capitalization of a
                              company held by the Fund moves outside this
                              range, the Fund may, but is not required to,
                              sell the securities. The capitalization range of
                              the Russell Midcap(R) Value Index is currently
                              between $1.1 billion and $21 billion. Although
                              the Fund will invest primarily in publicly
                              traded U.S. securities, it may invest up to 25%
                              of its Net Assets in foreign securities,
                              including securities of issuers in countries
                              with emerging markets or economies ("emerging
                              countries") and securities quoted in foreign
                              currencies. The Fund may invest in the aggregate
                              up to 20% of its Net Assets in companies with
                              public stock market capitalizations outside the
                              range of companies constituting the Russell
                              Midcap(R) Value Index at the time of investment
                              and in fixed-income securities, such as
                              government, corporate and bank debt obligations.


                     RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE -- PROSPECTUS   23

INVESTING IN                  INVESTMENT OBJECTIVES AND POLICIES                INVESTMENT ADVISER
Goldman Sachs VIT Structured  Long-term growth of capital and dividend income.  Goldman Sachs Asset Management, L.P.
U.S. Equity                   The Fund invests, under normal circumstances, at
Fund - Institutional Shares   least 80% of its net assets plus any borrowings
                              for investment purposes (measured at the time of
                              purchase) ("Net Assets") in a diversified
                              portfolio of equity investments in U.S. issuers,
                              including foreign companies that are traded in
                              the United States. However, it is currently
                              anticipated that, under normal circumstances,
                              the Fund will invest at least 95% of its Net
                              Assets in such equity investments.
                              The Fund's investments are selected using a
                              variety of quantitative techniques, derived from
                              fundamental research including but not limited
                              to valuation, momentum, profitability and
                              earnings quality, in seeking to maximize the
                              Fund's expected returns. The Fund maintains
                              risk, style, capitalization and industry
                              characteristics similar to the S&P 500 Index.
                              The S&P 500 Index is an index of large-cap
                              stocks designed to reflect a broad
                              representation of the U.S. economy. The Fund
                              seeks to maximize expected return while
                              maintaining these and other characteristics
                              similar to the benchmark. The Fund is not
                              required to limit its investments to securities
                              in the S&P 500 Index.
Janus Aspen Series Global     Long-term growth of capital. Invests, under       Janus Capital Management LLC
Technology Portfolio:         normal circumstances, at least 80% of its net
Service Shares                assets in securities of companies that the
                              portfolio manager believes will benefit
                              significantly from advances or improvements in
                              technology. It implements this policy by
                              investing primarily in equity securities of U.S.
                              and foreign companies selected for their growth
                              potential.
Janus Aspen Series            Long-term growth of capital. Invests, under       Janus Capital Management LLC
International Growth          normal circumstances, at least 80% of its net
Portfolio: Service Shares     assets in securities of issuers from countries
                              outside of the United States. The Portfolio
                              normally invests in securities of issuers from
                              several different countries excluding the United
                              States. Although the Portfolio intends to invest
                              substantially all of its assets in issuers
                              located outside the United States, it may at
                              times invest in U.S. issuers, and it may under
                              unusual circumstances, invest all of its assets
                              in a single country. The Portfolio may have
                              significant exposure to emerging markets.
Janus Aspen Series Large Cap  Long-term growth of capital in a manner           Janus Capital Management LLC
Growth Portfolio: Service     consistent with the preservation of capital.
Shares                        Invests under normal circumstances at least 80%
                              of its net assets in common stocks of
                              large-sized companies. Large-sized companies are
                              those whose market capitalization falls within
                              the range of companies in the Russell 1000(R)
                              Index at the time of purchase.


 24  RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE -- PROSPECTUS

INVESTING IN                  INVESTMENT OBJECTIVES AND POLICIES                INVESTMENT ADVISER
Lazard Retirement             Long-term capital appreciation. Invests           Lazard Asset Management, LLC
International Equity          primarily in equity securities, principally
Portfolio - Service Shares    common stocks, of relatively large non-U.S.
                              companies with market capitalizations in the
                              range of the Morgan Stanley Capital
                              International (MSCI) Europe, Australia and Far
                              East (EAFE(R)) Index that the Investment Manager
                              believes are undervalued based on their
                              earnings, cash flow or asset values.
MFS(R) Investors Growth       Capital appreciation. Normally invests at least   MFS Investment Management(R)
Stock Series - Service Class  80% of the fund's net assets in equity securities of companies MFS believes to have
                              above average earnings growth potential compared
                              to other companies (growth companies). Growth
                              companies tend to have stock prices that are
                              high relative to their earnings, dividends, book
                              value, or other financial measures. The Fund
                              generally focuses on companies with large
                              capitalizations.
MFS(R) New Discovery          Capital appreciation. Invests in stocks of        MFS Investment Management(R)
Series - Service Class        companies MFS believes to have above average
                              earnings growth potential compared to other
                              companies (growth companies). Growth companies
                              tend to have stock prices that are high relative
                              to their earnings, dividends, book value, or
                              other financial measures. The Fund generally
                              focuses on companies with small capitalizations.
MFS(R) Utilities Series -     Total return. Normally invests at least 80% of    MFS Investment Management(R)
Service Class                 the fund's net assets in securities of issuers
                              in the utilities industry. The Fund's assets may
                              be invested in companies of any size.
Oppenheimer Global            Long-term capital appreciation. Invests mainly    OppenheimerFunds, Inc.
Securities Fund/VA, Service   in common stocks of U.S. and foreign issuers
Shares                        that are "growth-type" companies, cyclical
                              industries and special situations that are
                              considered to have appreciation possibilities.
Oppenheimer Main Street       Capital appreciation. Invests mainly in common    OppenheimerFunds, Inc.
Small Cap Fund/VA, Service    stocks of small-capitalization U.S. companies
Shares                        that the fund's investment manager believes have
                              favorable business trends or prospects.
Oppenheimer Strategic Bond    High level of current income principally derived  OppenheimerFunds, Inc.
Fund/VA, Service Shares       from interest on debt securities. Invests mainly
                              in three market sectors: debt securities of
                              foreign governments and companies, U.S.
                              government securities and lower-rated high yield
                              securities of U.S. and foreign companies.


                     RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE -- PROSPECTUS   25

INVESTING IN                  INVESTMENT OBJECTIVES AND POLICIES                INVESTMENT ADVISER
PIMCO VIT All Asset           Maximum real return consistent with preservation  Pacific Investment Management Company
Portfolio, Advisor Share      of real capital and prudent investment            LLC
Class                         management period. The Portfolio seeks to
                              achieve its investment objective by investing
                              under normal circumstances substantially all of
                              its assets in Institutional Class shares of the
                              PIMCO Funds, an affiliated open-end investment
                              company, except the All Asset and All Asset All
                              Authority Funds ("Underlying Funds"). Though it
                              is anticipated that the Portfolio will not
                              currently invest in the European StockPLUS(R) TR
                              Strategy, Far East (ex-Japan) StocksPLUS(R) TR
                              Strategy, Japanese StocksPLUS(R) TR Strategy,
                              StocksPLUS(R) Municipal-Backed and StocksPLUS(R)
                              TR Short Strategy Funds, the Portfolio may
                              invest in these Funds in the future, without
                              shareholder approval, at the discretion of the
                              Portfolio's asset allocation sub-adviser.
Pioneer Equity Income VCT     Current income and long-term growth of capital    Pioneer Investment Management, Inc.
Portfolio - Class II Shares   from a portfolio consisting primarily of income
                              producing equity securities of U.S.
                              corporations. Normally, the portfolio invests at
                              least 80% of its total assets in income
                              producing equity securities of U.S. issuers. The
                              income producing equity securities in which the
                              portfolio may invest include common stocks,
                              preferred stocks and interests in real estate
                              investment trusts (REITs). The remainder of the
                              portfolio may be invested in debt securities,
                              most of which are expected to be convertible
                              into common stocks.
Pioneer International Value   Long-term capital growth. Normally, the           Pioneer Investment Management, Inc.
VCT Portfolio - Class II      portfolio invests at least 80% of its total
Shares                        assets in equity securities of European issuers.
                              For purposes of the portfolio's investment
                              policies, equity investments include common
                              stocks, convertible debt and securities with
                              common stock characteristics, such as preferred
                              stocks, rights, depositary receipts and
                              warrants. The portfolio may also purchase and
                              sell forward foreign currency exchange contracts
                              in European currencies in connection with its
                              investments
Putnam VT Health Sciences     Capital appreciation. The fund pursues its goal   Putnam Investment Management, LLC
Fund - Class IB Shares        by investing mainly in common stocks of
                              companies in the health sciences industries,
                              with a focus on growth stocks. Under normal
                              circumstances, the fund invests at least 80% of
                              its net assets in securities of (a) companies
                              that derive at least 50% of their assets,
                              revenues or profits from the pharmaceutical,
                              health care services, applied research and
                              development and medical equipment and supplies
                              industries, or (b) companies Putnam Management
                              thinks have the potential for growth as a result
                              of their particular products, technology,
                              patents or other market advantages in the health
                              sciences industries.


 26  RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE -- PROSPECTUS

INVESTING IN                  INVESTMENT OBJECTIVES AND POLICIES                INVESTMENT ADVISER
Putnam VT International       Capital appreciation. The fund pursues its goal   Putnam Investment Management, LLC
Equity Fund - Class IB        by investing mainly in common stocks of
Shares                        companies outside the United States that Putnam
                              Management believes have favorable investment
                              potential. Under normal circumstances, the fund
                              invests at least 80% of its net assets in equity
                              investments.
Putnam VT Vista Fund - Class  Capital appreciation. The fund pursues its goal   Putnam Investment Management, LLC
IB Shares                     by investing mainly in common stocks of U.S.
                              companies, with a focus on growth stocks.
RVST Disciplined Asset        High level of total return that is consistent     RiverSource Investments, LLC
Allocation Portfolios -       with an aggressive level of risk. The Fund
Aggressive                    invests primarily in equity securities and also
                              invests the small amount in fixed income
                              securities. The Fund may be most appropriate for
                              investors with a longer term investment horizon.
                              The Fund is intended for investors who have an
                              objective of achieving a high level of total
                              return, but prefer to have investment decisions
                              managed by professional money managers. This is
                              a "fund of funds" and seeks to achieve its
                              objective by investing in a combination of
                              underlying funds for which RiverSource
                              Investments acts as investment manager or an
                              affiliate acts as principal underwriter. By
                              investing in several underlying funds, the Fund
                              seeks to minimize the risks inherent in
                              investing in a single fund.
RVST Disciplined Asset        High level of total return that is consistent     RiverSource Investments, LLC
Allocation Portfolios -       with a conservative level of risk. The Fund
Conservative                  invests primarily in fixed income securities and
                              may be most appropriate for investors with a
                              shorter term investment horizon. This is a "fund
                              of funds" and seeks to achieve its objective by
                              investing in a combination of underlying funds
                              for which RiverSource Investments acts as
                              investment manager or an affiliate acts as
                              principal underwriter. By investing in several
                              underlying funds, the Fund seeks to minimize the
                              risks inherent in investing in a single fund.
RVST Disciplined Asset        High level of total return that is consistent     RiverSource Investments, LLC
Allocation Portfolios -       with a moderate level of risk. The Fund invests
Moderate                      in a balance of fixed income and equity
                              securities and may be most appropriate for
                              investors with an intermediate term investment
                              horizon. This is a "fund of funds" and seeks to
                              achieve its objective by investing in a
                              combination of underlying funds for which
                              RiverSource Investments acts as investment
                              manager or an affiliate acts as principal
                              underwriter. By investing in several underlying
                              funds, the Fund seeks to minimize the risks
                              inherent in investing in a single fund.


                     RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE -- PROSPECTUS   27

INVESTING IN                  INVESTMENT OBJECTIVES AND POLICIES                INVESTMENT ADVISER
RVST Disciplined Asset        High level of total return that is consistent     RiverSource Investments, LLC
Allocation Portfolios -       with a moderate aggressive level of risk. The
Moderately Aggressive         Fund invests primarily in equity securities and
                              also invests a moderate amount in fixed income
                              securities. The Fund may be most appropriate for
                              investors with an intermediate-to-long term
                              investment horizon. This is a "fund of funds"
                              and seeks to achieve its objective by investing
                              in a combination of underlying funds for which
                              RiverSource Investments acts as investment
                              manager or an affiliate acts as principal
                              underwriter. By investing in several underlying
                              funds, the Fund seeks to minimize the risks
                              inherent in investing in a single fund.
RVST Disciplined Asset        High level of total return that is consistent     RiverSource Investments, LLC
Allocation Portfolios -       with a moderate conservative level of risk. The
Moderately Conservative       Fund invests primarily in fixed income
                              securities and also invests a moderate amount in
                              equity securities. The Fund may be most
                              appropriate for investors with a
                              short-to-intermediate term investment horizon.
                              This is a "fund of funds" and seeks to achieve
                              its objective by investing in a combination of
                              underlying funds for which RiverSource
                              Investments acts as investment manager or an
                              affiliate acts as principal underwriter. By
                              investing in several underlying funds, the Fund
                              seeks to minimize the risks inherent in
                              investing in a single fund.
RVST RiverSource Partners     Long-term capital growth. The Fund's assets are   RiverSource Investments, LLC, adviser;
Variable                      primarily invested in equity securities of U.S.   Davis Selected Advisers, L.P.,
Portfolio - Fundamental       companies. Under normal market conditions, the    subadviser.
Value Fund                    Fund's assets will be invested primarily in
                              companies with market capitalizations of at
(previously RiverSource       least $5 billion at the time of the Fund's
Variable Portfolio -          investment. The Fund may invest up to 25% of its
Fundamental Value Fund)       net assets in foreign investments.
RVST RiverSource Partners     Long-term growth of capital. Invests primarily    RiverSource Investments, LLC, adviser;
Variable Portfolio - Select   in equity securities of mid cap companies as      Systematic Financial Management, L.P.
Value Fund                    well as companies with larger and smaller market  and WEDGE Capital Management L.L.P.,
                              capitalizations. The Fund considers mid-cap       sub- advisers.
(previously RiverSource       companies to be either those with a market
Variable Portfolio - Select   capitalization of up to $15 billion or those
Value Fund)                   whose market capitalization falls within range
                              of the Russell Midcap(R) Value Index.
RVST RiverSource Partners     Long-term capital appreciation. Under normal      RiverSource Investments, LLC, adviser;
Variable Portfolio - Small    market conditions, at least 80% of the Fund's     River Road Asset Management, LLC,
Cap Value Fund                net assets will be invested in small cap          Donald Smith & Co., Inc., Franklin
                              companies with market capitalization, at the      Portfolio Associates LLC, Barrow,
(previously RiverSource       time of investment, of up to $2.5 billion or      Hanley, Mewhinney & Strauss, Inc. and
Variable Portfolio - Small    that fall within the range of the Russell         Denver Investment Advisors LLC,
Cap Value Fund)               2000(R) Value Index. The Fund may invest up to    subadvisers.
                              25% of its net assets in foreign investments.


 28  RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE -- PROSPECTUS

INVESTING IN                  INVESTMENT OBJECTIVES AND POLICIES                INVESTMENT ADVISER
RVST RiverSource Variable     Maximum total investment return through a         RiverSource Investments, LLC
Portfolio - Balanced Fund     combination of capital growth and current
                              income. Invests primarily in a combination of
                              common and preferred stocks, bonds and other
                              debt securities. Under normal market conditions,
                              at least 50% of the Fund's total assets are
                              invested in common stocks and no less than 25%
                              of the Fund's total assets are invested in debt
                              securities. The Fund may invest up to 25% of its
                              net assets in foreign investments.
RVST RiverSource Variable     Maximum current income consistent with liquidity  RiverSource Investments, LLC
Portfolio - Cash Management   and stability of principal. Invests primarily in
Fund                          money market instruments, such as marketable
                              debt obligations issued by corporations or the
                              U.S. government or its agencies, bank
                              certificates of deposit, bankers' acceptances,
                              letters of credit, and commercial paper,
                              including asset-backed commercial paper.
RVST RiverSource Variable     High level of current income while attempting to  RiverSource Investments, LLC
Portfolio - Diversified Bond  conserve the value of the investment for the
Fund                          longest period of time. Under normal market
                              conditions, the Fund invests at least 80% of its
                              net assets in bonds and other debt securities.
                              At least 50% of the Fund's net assets will be
                              invested in securities like those included in
                              the Lehman Brothers Aggregate Bond Index
                              (Index), which are investment grade and
                              denominated in U.S. dollars. The Index includes
                              securities issued by the U.S. government,
                              corporate bonds, and mortgage- and asset-backed
                              securities. Although the Fund emphasizes high-
                              and medium-quality debt securities, it will
                              assume some credit risk to achieve higher yield
                              and/or capital appreciation by buying
                              lower-quality (junk) bonds. The Fund may invest
                              up to 25% of its net assets in foreign
                              investments, which may include instruments in
                              emerging markets.
RVST RiverSource Variable     High level of current income and, as a secondary  RiverSource Investments, LLC
Portfolio - Diversified       goal, steady growth of capital. Under normal
Equity Income Fund            market conditions, the Fund invests at least 80%
                              of its net assets in dividend- paying common and
                              preferred stocks. The Fund may invest up to 25%
                              of its net assets in foreign investments.
RVST RiverSource Variable     High total return through income and growth of    RiverSource Investments, LLC
Portfolio - Global Bond Fund  capital. Non-diversified mutual fund that invests primarily in debt obligations of U.S.
                              and foreign issuers. Under normal market
                              conditions, the Fund invests at least 80% of its
                              net assets in investment - grade corporate or
                              government debt obligations including money
                              market instruments of issuers located in at
                              least three different countries.
RVST RiverSource Variable     Total return that exceeds the rate of inflation   RiverSource Investments, LLC
Portfolio - Global Inflation  over the long-term. Non-diversified mutual fund
Protected Securities Fund     that, under normal market conditions, invests at
                              least 80% of its net assets in
                              inflation-protected debt securities. These
                              securities include inflation-indexed bonds of
                              varying maturities issued by U.S. and foreign
                              governments, their agencies or
                              instrumentalities, and corporations.


                     RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE -- PROSPECTUS   29

INVESTING IN                  INVESTMENT OBJECTIVES AND POLICIES                INVESTMENT ADVISER
RVST RiverSource Variable     Long-term capital growth. Invests primarily in    RiverSource Investments, LLC
Portfolio - Growth Fund       common stocks and securities convertible into
                              common stocks that appear to offer growth
                              opportunities. These growth opportunities could
                              result from new management, market developments,
                              or technological superiority. The Fund may
                              invest up to 25% of its net assets in foreign
                              investments.
RVST RiverSource Variable     High current income, with capital growth as a     RiverSource Investments, LLC
Portfolio - High Yield Bond   secondary objective. Under normal market
Fund                          conditions, the Fund invests at least 80% of its
                              net assets in high-yield debt instruments
                              (commonly referred to as "junk") including
                              corporate debt securities as well as bank loans
                              rated below investment grade by a nationally
                              recognized statistical rating organization, or
                              if unrated, determined to be of comparable
                              quality. Up to 25% of the Fund may be invested
                              in high yield debt instruments of foreign
                              issuers.
RVST RiverSource Variable     High total return through current income and      RiverSource Investments, LLC
Portfolio - Income            capital appreciation. Under normal market
Opportunities Fund            conditions, the Fund invests primarily in
                              income-producing debt securities with an
                              emphasis on the higher rated segment of the
                              high-yield (junk bond) market. These
                              income-producing debt securities include
                              corporate debt securities as well as bank loans.
                              The Fund will purchase only securities rated B
                              or above, or unrated securities believed to be
                              of the same quality. If a security falls below a
                              B rating, the Fund may continue to hold the
                              security. Up to 25% of the Fund may be in
                              foreign investments.
RVST RiverSource Variable     Capital appreciation. Under normal market         RiverSource Investments, LLC
Portfolio - Large Cap Equity  conditions, the Fund invests at least 80% of its
Fund                          net assets in equity securities of companies
                              with market capitalization greater than $5
                              billion at the time of purchase. The Fund may
                              invest up to 25% of its net assets in foreign
                              investments.
RVST RiverSource Variable     Long-term growth of capital. Under normal market  RiverSource Investments, LLC
Portfolio - Large Cap Value   conditions, the Fund invests at least 80% of its
Fund                          net assets in equity securities of companies
                              with a market capitalization greater than $5
                              billion. The Fund may also invest in
                              income-producing equity securities and preferred
                              stocks. The Fund may invest up to 25% of its net
                              assets in foreign investments.
RVST RiverSource Variable     Growth of capital. Under normal market            RiverSource Investments, LLC
Portfolio - Mid Cap Growth    conditions, the Fund invests at least 80% of its
Fund                          net assets at the time of purchase in equity
                              securities of mid capitalization companies. The
                              investment manager defines mid-cap companies as
                              those whose market capitalization (number of
                              shares outstanding multiplied by the share
                              price) falls within the range of the Russell
                              Midcap(R) Growth Index.


 30  RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE -- PROSPECTUS

INVESTING IN                  INVESTMENT OBJECTIVES AND POLICIES                INVESTMENT ADVISER
RVST RiverSource Variable     Long-term growth of capital. Under normal         RiverSource Investments, LLC
Portfolio - Mid Cap Value     circumstances, the Fund invests at least 80% of
Fund                          its net assets (including the amount of any
                              borrowings for investment purposes) in equity
                              securities of medium-sized companies.
                              Medium-sized companies are those whose market
                              capitalizations at the time of purchase fall
                              within the range of the Russell Midcap(R) Value
                              Index. The Fund may invest up to 25% of its net
                              assets in foreign investments.
RVST RiverSource Variable     Long-term capital appreciation. The Fund seeks    RiverSource Investments, LLC
Portfolio - S&P 500 Index     to provide investment results that correspond to
Fund                          the total return (the combination of
                              appreciation and income) of large-capitalization
                              stocks of U.S. companies. The Fund invests in
                              common stocks included in the Standard & Poor's
                              500 Composite Stock Price Index (S&P 500). The
                              S&P 500 is made up primarily of
                              large-capitalization companies that represent a
                              broad spectrum of the U.S. economy.
RVST RiverSource Variable     High level of current income and safety of        RiverSource Investments, LLC
Portfolio - Short Duration    principal consistent with investment in U.S.
U.S. Government Fund          government and government agency securities.
                              Under normal market conditions, at least 80% of
                              the Fund's net assets are invested in securities
                              issued or guaranteed as to principal and
                              interest by the U.S. government, its agencies or
                              instrumentalities.
RVST RiverSource Variable     Long-term capital growth. Under normal market     RiverSource Investments, LLC, adviser;
Portfolio - Small Cap         conditions, at least 80% of the Fund's net        Kenwood Capital Management LLC,
Advantage Fund                assets are invested in equity securities of       sub-adviser.
                              companies with market capitalization of up to $2
                              billion or that fall within the range of the
                              Russell 2000(R) Index at the time of investment.
RVST Threadneedle Variable    Long-term capital growth. The Fund's assets are   RiverSource Investments, LLC, adviser;
Portfolio - Emerging Markets  primarily invested in equity securities of        Threadneedle International Limited, an
Fund                          emerging market companies. Under normal market    indirect wholly-owned subsidiary of
                              conditions, at least 80% of the Fund's net        Ameriprise Financial, sub-adviser.
(previously RiverSource       assets will be invested in securities of
Variable Portfolio -          companies that are located in emerging market
Emerging Markets Fund)        countries, or that earn 50% or more of their
                              total revenues from goods and services produced
                              in emerging market countries or from sales made
                              in emerging market countries.
RVST Threadneedle Variable    Capital appreciation. Invests primarily in        RiverSource Investments, LLC, adviser;
Portfolio - International     equity securities of foreign issuers that are     Threadneedle International Limited, an
Opportunity Fund              believed to offer strong growth potential. The    indirect wholly-owned subsidiary of
                              Fund may invest in developed and in emerging      Ameriprise Financial, sub-adviser.
(previously RiverSource       markets.
Variable Portfolio -
International Opportunity
Fund)


                     RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE -- PROSPECTUS   31

INVESTING IN                  INVESTMENT OBJECTIVES AND POLICIES                INVESTMENT ADVISER
Van Kampen Life Investment    Capital growth and income through investments in  Van Kampen Asset Management
Trust Comstock Portfolio,     equity securities, including common stocks,
Class II Shares               preferred stocks and securities convertible into
                              common and preferred stocks. The Portfolio
                              emphasizes value style of investing seeking
                              well-established, undervalued companies believed
                              by the Portfolio's investment adviser to posses
                              the potential for capital growth and income.
Van Kampen UIF Global Real    Current income and capital appreciation. Invests  Morgan Stanley Investment Management
Estate Portfolio, Class II    primarily in equity securities of companies in    Inc., doing business as Van Kampen,
Shares                        the real estate industry located throughout the   adviser; Morgan Stanley Investment
                              world, including real estate operating            Management Limited and Morgan Stanley
                              companies, real estate investment trusts and      Investment Management Company,
                              similar entities established outside the U.S.     sub-advisers.
                              (foreign real estate companies).
Van Kampen UIF Mid Cap        Long-term capital growth. Invests primarily in    Morgan Stanley Investment Management
Growth Portfolio, Class II    growth- oriented equity securities of U.S. mid    Inc., doing business as Van Kampen.
Shares                        cap companies and foreign companies, including
                              emerging market securities.
Wanger International Small    Long-term growth of capital. Invests primarily    Columbia Wanger Asset Management, L.P.
Cap                           in stocks of companies based outside the U.S.
                              with market capitalizations of less than $5
                              billion at time of initial purchase.
Effective June 1, 2008, the   Effective June 1, 2008:
Fund will change its name to  Under normal market circumstances, the Fund
Wanger International.         invests a majority of its net assets in small-
                              and mid-sized companies with market
                              capitalizations under $5 billion at the time of
                              investment. However, if the Fund's investments
                              in such companies represent less than a majority
                              of its net assets, the Fund may continue to hold
                              and to make additional investments in an
                              existing company in its portfolio even if that
                              company's capitalization has grown to exceed $5
                              billion. Except as noted above, under normal
                              market circumstances, the Fund may invest in
                              other companies with market capitalizations
                              above $5 billion, provided that immediately
                              after that investment a majority of its net
                              assets would be invested in companies with
                              market capitalizations under $5 billion.


 32  RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE -- PROSPECTUS

INVESTING IN                  INVESTMENT OBJECTIVES AND POLICIES                INVESTMENT ADVISER
Wanger U.S. Smaller           Long-term growth of capital. Invests primarily    Columbia Wanger Asset Management, L.P.
Companies                     in stocks of small- and medium-size U.S.
                              companies with market capitalizations of less
                              than $5 billion at time of initial purchase.
Effective June 1, 2008, the   Effective June 1, 2008:
Fund will change its name to  Under normal market circumstances, the Fund
Wanger USA.                   invests a majority of its net assets in small-
                              and mid-sized companies with market
                              capitalizations under $5 billion at the time of
                              investment. However, if the Fund's investments
                              in such companies represent less than a majority
                              of its net assets, the Fund may continue to hold
                              and to make additional investments in an
                              existing company in its portfolio even if that
                              company's capitalization has grown to exceed $5
                              billion. Except as noted above, under normal
                              market circumstances, the Fund may invest in
                              other companies with market capitalizations
                              above $5 billion, provided that immediately
                              after that investment a majority of its net
                              assets would be invested in companies with
                              market capitalizations under $5 billion.
Wells Fargo Advantage VT      Long-term total return, consisting of capital     Wells Fargo Funds Management, LLC,
Asset Allocation Fund         appreciation and current income. We seek to       adviser; Wells Capital Management
                              achieve the Portfolio's investment objective by   Incorporated, sub-adviser.
                              allocating 60% of its assets to equity
                              securities and 40% of its assets to fixed income
                              securities.
Wells Fargo Advantage VT      Long-term capital appreciation. Invests in        Wells Fargo Funds Management, LLC,
International Core Fund       equity securities of non-U.S. companies that we   adviser; Wells Capital Management
                              believe have strong growth potential and offer    Incorporated, sub-adviser.
                              good value relative to similar investments. We
                              invest primarily in developed countries, but may
                              invest in emerging markets.
Wells Fargo Advantage VT      Long-term capital appreciation. Invests           Wells Fargo Funds Management, LLC,
Opportunity Fund              principally in equity securities of               adviser; Wells Capital Management
                              medium-capitalization companies, defined as       Incorporated, sub-adviser.
                              those within the range of market capitalizations
                              of companies in the Russell Midcap(R) Index. We
                              reserve the right to hedge the portfolio's
                              foreign currency exposure by purchasing or
                              selling currency futures and foreign currency
                              forward contracts. However, under normal
                              circumstances, we will not engage in extensive
                              foreign currency hedging.
Wells Fargo Advantage VT      Long-term capital appreciation. Invests           Wells Fargo Funds Management, LLC,
Small Cap Growth Fund         principally in equity securities of               adviser; Wells Capital Management
                              small-capitalization companies that we believe    Incorporated, sub-adviser.
                              have above-average growth potential. We define
                              small-capitalization companies as those with
                              market capitalizations at the time of purchase
                              of less than $2 billion.



PLEASE REFER TO THE PROSPECTUSES FOR THE FUNDS FOR MORE INFORMATION. THESE PROSPECTUSES ARE AVAILABLE BY CONTACTING US AT THE ADDRESS OR TELEPHONE NUMBER ON THE FIRST PAGE OF THIS PROSPECTUS.


                     RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE -- PROSPECTUS   33

RELATIONSHIP BETWEEN FUNDS AND SUBACCOUNTS

Each subaccount buys shares of the appropriate fund at net asset value without a sales charge. Dividends and capital gain distributions from a fund are reinvested at net asset value without a sales charge and held by the subaccount as an asset. Each subaccount redeems fund shares without a charge (unless the fund imposes a redemption fee) to the extent necessary to make death benefit or other payments under the policy.

SUBSTITUTION OF INVESTMENTS

We may substitute the funds in which the subaccounts invest if:

- laws or regulations change;

- the existing funds become unavailable; or


- in our judgment, the funds no longer are suitable (or no longer the most suitable) for the subaccounts.


If any of these situations occur, and if we believe it is in the best interest of persons having voting rights under the policy, we have the right to substitute a fund currently listed in this prospectus (existing fund) for another fund (new fund). The new fund may have higher fees and/or operating expenses than the existing fund. Also, the new fund may have investment objectives and policies and/or investment advisers which differ from the existing fund.

We will notify you of any substitution or change. If we notify you that a subaccount will be eliminated or closed, you will have a certain period of time to tell us where to reallocate premiums or policy value currently allocated to that subaccount. If we do not receive your reallocation instructions by the due date, we automatically will reallocate to the subaccount investing in the RiverSource(SM) Variable Portfolio - Cash Management Fund. You may then transfer this reallocated amount in accordance with the transfer provisions of your policy. These reallocations will not be charged a fee if we elect to charge a fee for more than five transfers by mail or telephone per year. (See "Transfers Between the Fixed Account and Subaccounts.")

In the event of any such substitution or change, we may, without the consent or approval of owners, amend the policy and take whatever action is necessary and appropriate. However, we will not make any substitution or change without any necessary approval of the SEC or state insurance departments.

VOTING RIGHTS

As a policy owner with investments in any subaccount, you may vote on important fund matters. We are the legal owner of all fund shares and therefore hold all voting rights. However, to the extent required by law, we will vote the shares of each fund according to instructions we receive from owners. If we do not receive timely instructions from you, we will vote your shares in the same proportion as the shares for which we do receive instructions. We also will vote fund shares for which we have voting rights in the same proportion as those shares in that subaccount for which we receive instructions. We will send you notice of each shareholder meeting, together with any proxy solicitation materials and a statement of the number of votes for which you are entitled to give instructions.

THE FIXED ACCOUNT

You can allocate net premiums to the fixed account or transfer policy value from the subaccounts to the fixed account (with certain restrictions, explained in "Transfers Between the Fixed Account and Subaccounts"). The fixed account is our general investment account. It includes all assets we own other than those in the variable account and other separate accounts. Subject to applicable law, we have sole discretion to decide how assets of the fixed account will be invested.

Placing policy value in the fixed account does not entitle you to share in the fixed account's investment experience, nor does it expose you to the account's investment risk. Instead, we guarantee that the policy value you place in the fixed account will accrue interest at an effective annual rate of at least 4%, independent of the actual investment experience of the account. Keep in mind that this guarantee is based on our continued claims-paying ability. We are not obligated to credit interest at any rate higher than 4%, although we may do so at our sole discretion. Rates higher than 4% may change from time to time, at our discretion, and will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these policies, the rates currently in effect for new and existing policies, product design, competition and our revenues and expenses. We will not credit interest in excess of 4% on any portion of policy value in the fixed account against which you have a policy loan outstanding.

Because of exemptive and exclusionary provisions, interests in the fixed account have not been registered under the Securities Act of 1933 and the fixed account has not been registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the fixed account nor any interests in it are subject to the provisions of these Acts and the staff of the SEC has not reviewed the disclosures in this prospectus relating to the fixed account. Disclosures regarding the fixed account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

 34  RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE -- PROSPECTUS

PURCHASING YOUR POLICY

APPLICATION

Your sales representative will help you complete an application and send it along with your initial premium payment to our home office. We are required by law to obtain personal information from you which we will use to verify your identity. If you do not provide this information, we reserve the right to refuse to issue your policy or take other steps we deem reasonable. When you apply, you:

- select a specified amount of insurance;

- select a death benefit option;

- designate a beneficiary; and

- state how premiums are to be allocated among the fixed account and/or the subaccounts.

INSURABILITY: Before issuing your policy, we require satisfactory evidence of the insurability of the person whose life you propose to insure (yourself or someone else). Our underwriting department will review your application and any medical information or other data required to determine whether the proposed individual is insurable under our underwriting rules. We may decline your application if we determine the individual is not insurable and we will return any premium you have paid.

AGE LIMIT: We generally will not issue a policy where the proposed insured is over the insurance age of 90. We may, however, do so at our sole discretion.

RISK CLASSIFICATION: The risk classification is based on the insured's health, occupation or other relevant underwriting standards. This classification will affect the monthly deduction and may affect the cost of certain optional insurance benefits. (See "Loads, Fees and Charges.")

OTHER CONDITIONS: In addition to proving insurability, you and the insured must also meet certain conditions, stated in the application form, before coverage will become effective and your policy will be delivered to you. The only way a policy may be modified is by a written agreement signed by our President, or one of our Vice Presidents, Secretaries or Assistant Secretaries.

INCONTESTABILITY: We will have two years from the effective date of your policy or from reinstatement of your policy (see "Keeping the Policy in Force - Reinstatement") to contest the truth of statements or representations in your application. After the policy has been in force during the insured's lifetime for two years from the policy date, we cannot contest the truth of statements or representations in your application.

PREMIUMS

PAYMENT OF PREMIUMS: In applying for your policy, you decide how much you intend to pay. The minimum initial single premium you may pay is $5,000 for insurance ages 0-19 and $10,000 for insurance ages 20 and older. If the initial premium includes funds from an exchange of policies under Section 1035 of the Code, we do not issue the policy until we receive the entire single premium.

ALLOCATION OF PREMIUMS: Until the policy date, we hold premiums, if any, in the fixed account and we credit interest on any net premiums (gross premiums minus premium expense charge) at the current fixed account rate. As of the policy date, we will allocate the net premiums plus accrued interest to the accounts you have selected in your application. At that time, we will begin to assess the various loads, fees, charges and expenses.

We convert any amount that you allocate to a subaccount into accumulation units of that subaccount, as explained under "Policy Value." Similarly, when you transfer value between subaccounts, we convert accumulation units in one subaccount into a cash value, which we then convert into accumulation units of the second subaccount.

ADDITIONAL PREMIUMS: During the first five policy years, you may make additional premium payments only if you increase the specified amount. The minimum additional premium is $5,000 for insurance ages 0-19 and $10,000 for insurance ages 20 and older. To increase the specified amount, you must provide medical or other evidence that the insured is insurable according to our underwriting rules. Increases in specified amount are allowed only prior to the insured's attained insurance age 80. Beginning the sixth policy year, you may make additional premium payments without increasing the specified amount if premiums are allowed by the Code. Premium payments are never allowed on or after the insured's attained insurance age 100. We reserve the right to limit the number and amount of additional premium payments.

We credit additional premiums you make to your accounts on the valuation date we receive them. If we receive an additional premium at our home office before the close of business, we will credit any portion of that premium allocated to the subaccounts using the accumulation unit value we calculate on the valuation date we received the premium. If we receive an additional premium at our home office at or after the close of business, we will credit any portion of that premium allocated to the subaccounts using the accumulation unit value we calculate on the next valuation date after we received the premium.

                     RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE -- PROSPECTUS   35

LIMITATIONS ON USE OF THE POLICY

If mandated by applicable law, including, but not limited to, federal anti-money laundering laws, we may be required to reject a premium payment. We may also be required to block an owner's access to policy values or to satisfy statutory obligations. Under these circumstances we may refuse to implement requests for transfers, surrenders or death benefits until instructions are received from the appropriate government authority or a court of competent jurisdiction.

POLICY VALUE

The value of your policy is the sum of values in the fixed account and each subaccount of the variable account. We value your accounts as follows:

FIXED ACCOUNT

We value the amounts you allocated to the fixed account directly in dollars. The fixed account value equals:

- the sum of your net premiums and transfer amounts (including loan transfers) allocated to the fixed account; plus

- interest credited; minus

- the sum of amounts surrendered (including any applicable surrender charges) and amounts transferred out (including loan transfers); minus

- any portion of the monthly deduction for the coming month that is allocated to the fixed account.

SUBACCOUNTS

We convert amounts you allocated to the subaccounts into accumulation units. Each time you allocate a net premium or transfer into one of the subaccounts, we credit a certain number of accumulation units to your policy for that subaccount. Conversely, each time you take a partial surrender, transfer amounts out of a subaccount, or we assess a charge, we subtract a certain number of accumulation units from your policy value.

Accumulation units are the true measure of investment value in each subaccount. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses. Here is how we calculate accumulation unit values:

NUMBER OF UNITS: To calculate the number of accumulation units for a particular subaccount, we divide your investment by the current accumulation unit value.

ACCUMULATION UNIT VALUE: The current accumulation unit value for each subaccount equals the last value times the subaccount's current net investment factor.

WE DETERMINE THE NET INVESTMENT FACTOR BY:

- adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends, to obtain a current adjusted net asset value per share; then

- dividing that sum by the previous adjusted net asset value per share; and

- subtracting the percentage factor representing the mortality and expense risk fee from the result.

FACTORS THAT AFFECT SUBACCOUNT ACCUMULATION UNITS: Accumulation units may change in two ways; in number and in value. Here are the factors that influence those changes:

The number of accumulation units you own may fluctuate due to:

- additional net premiums allocated to the subaccounts;

- transfers into or out of the subaccounts;

- partial surrenders and partial surrender fees;

- surrender charges; and/or

- monthly deductions.

 36  RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE -- PROSPECTUS

Accumulation unit values will fluctuate due to:

- changes in underlying fund net asset value;

- fund dividends distributed to the subaccounts;

- fund capital gains or losses;

- fund operating expenses; and

- mortality and expense risk charges.

WHEN VALUATIONS OCCUR: We calculate all policy values allocated to subaccounts and all transactions under the policy on any normal business day, Monday through Friday, on which the New York Stock Exchange (NYSE) is open, up to the close of business. At the close of business, the next valuation date begins. Valuation dates do not occur when the NYSE is closed as, for example, on Saturdays, Sundays and national holidays.

TRANSACTIONS INCLUDE:

- premium payments;

- loan requests and repayments;

- surrender requests; and

- transfers.

We calculate the accumulation unit value of each subaccount on each valuation date. If we receive your transaction request at our home office before the close of business, we will process your transaction using the accumulation unit value we calculate on the valuation date we received your transaction request. On the other hand, if we receive your transaction request at our home office at or after the close of business, we will process your transaction using the accumulation unit value we calculate on the next valuation date. If you make a transaction request by telephone (including by fax), you must have completed your transaction by the close of business in order for us to process it using the accumulation unit value we calculate on that valuation date. If you were not able to complete your transaction before the close of business for any reason, including telephone service interruptions or delays due to high call volume, we will process your transaction using the accumulation unit value we calculate on the next valuation date.

KEEPING THE POLICY IN FORCE

NO LAPSE GUARANTEE

The NLG provides that even if the cash surrender value is insufficient to pay the monthly deduction, your policy will remain in force:

- for 30 policy years for insurance ages 0-55;

- until the insured's attained insurance age 85 for insurance ages 56-75;

- for 10 policy years for insurance ages 76 and older;

- for five policy years if the policy is purchased in Massachusetts, New Jersey or Texas.

However, the no lapse guarantee feature is not in effect if indebtedness exceeds the policy value minus surrender charges. Your policy will lapse (terminate) if indebtedness exceeds the policy value minus surrender charges. Although the policy can be reinstated as explained below, the NLG cannot be reinstated.

PLEASE NOTE: In Illinois, all references in this prospectus to NLG are deleted and replaced with CP.

GRACE PERIOD

If on a monthly date the cash surrender value of your policy is less than the amount needed to pay the next monthly deduction and the NLG is not in effect, you will have 61 days to pay the required premium amount. If you do not pay the required premium, the policy will lapse.

We will mail a notice to your last known address, requesting payment of the premium needed so that we can make the next three monthly deductions. If we receive this premium before the end of the 61-day grace period, we will use the payment to cover all monthly deductions and any other charges then due. We will add any balance to the policy value and allocate it in the same manner as other premium payments. If the insured dies during the grace period, we will deduct any overdue monthly deductions from the death benefit.

                     RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE -- PROSPECTUS   37

REINSTATEMENT

Your policy may be reinstated within five years after it lapses, unless you surrendered it for cash. To reinstate, we will require:

- a written request;

- evidence satisfactory to us that the insured remains insurable;

- payment of the required reinstatement premium; and

- payment or reinstatement of any indebtedness.

The effective date of a reinstated policy will be the monthly date on or next following the day we accept your application for reinstatement. The suicide period (see "Proceeds Payable Upon Death") will apply from the effective date of reinstatement (except in Georgia, Louisiana, Nebraska, Oklahoma, South Carolina, Tennessee, Utah and Virginia). Surrender charges will also be reinstated. The NLG cannot be reinstated.

We will have two years from the effective date of reinstatement to contest the truth of statements or representations in the reinstatement application.

EXCHANGE RIGHT

During the first two years after we issue the policy, if it has not lapsed or been surrendered in full, you can exchange it for one that provides benefits that do not vary with the investment return of the subaccounts. Because the policy itself offers a fixed return option, all you need to do is transfer all of the policy value in the subaccounts to the fixed account. We automatically will credit all future premium payments to the fixed account unless you request a different allocation.

A transfer for this purpose will not be charged a fee if we elect to charge a fee for more than five transfers by mail or telephone per year. Also, we will waive any restrictions on transfers into the fixed account for this type of transfer.

There is no effect on the policy's death benefit, specified amount, net amount at risk, risk classification or issue age. Only the options available for allocating your policy value will be affected.

Before you exercise the exchange right, be sure to ask your sales representative about all the options that are available to you. We may offer other fixed account policies with maximum fees and charges, and minimum guaranteed rate(s) of interest, which differ from the maximum fees and charges and the minimum guaranteed rate(s) of interest in the exchange policy. Other fixed account policies we offer require evidence that the insured is insurable according to our underwriting rules.

We will not require evidence of insurability. We will require that:

1. this policy is in force; and

2. your request is in writing; and

3. you repay any existing indebtedness.

The new policy will have the same initial death benefit, policy date and issue age as this policy. The premium for the new policy will be based on our rates in effect on its policy date for the same class of risk as under this policy.

We will inform you of the premium for the new policy and any extra sum required or allowance to be made for a cash surrender value adjustment that takes appropriate account of the values under both the exchange policy and the new policy. If the cash surrender value of this policy exceeds the cash surrender value of the new policy, the excess will be sent to you. If the cash surrender value of this policy is less than the cash surrender value of the new policy, you will be required to send us the shortage amount for this exchange to be completed.

NOTE TO CONNECTICUT RESIDENTS: In Connecticut, during the first 18 months after the policy is issued, in addition to the above, you have the right to exchange the policy for a policy of permanent fixed benefit life insurance we are then offering.

PROCEEDS PAYABLE UPON DEATH

We will pay a benefit to the beneficiary of the policy when the insured dies. The amount payable is the death benefit amount minus any indebtedness as of the death benefit valuation date.

If that death is prior to the insured's attained insurance age 100, the death benefit amount is the greater of the following as determined on the death benefit valuation date:

- the specified amount; or

- the applicable percentage of the policy value.

 38  RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE -- PROSPECTUS

If that death is on or after the insured's attained insurance age 100, the death benefit amount will be the greater of the following:

- the policy value on the death benefit valuation date; or

- the policy value at the insured's attained insurance age 100.

CHANGES IN SPECIFIED AMOUNT

Subject to certain limitations, you may make a written request to increase the specified amount so that additional premiums can be paid.

INCREASES: Requests for increases may only be made during the first five policy years. To increase the specified amount, you must provide medical or other evidence that the insured is insurable according to our underwriting rules. Increases in specified amount are allowed only prior to the insured's attained insurance age 80. The effective date of the increase will be the monthly anniversary on or next following our approval of the increase. We will have two years from the effective date of an increase in specified amount to contest the truth of statements or representations in your application for the increase in specified amount.

EFFECT OF INCREASES IN SPECIFIED AMOUNT:

- The additional premium will increase the policy value by the amount of the additional net premium.

- The additional premium will increase the specified amount by the amount of the additional net premium multiplied by a specified amount factor based on the insured's attained insurance age, sex and risk classification.

- If the policy is not considered a modified endowment contract when it is issued, any additional premiums paid that result in an increase in specified amount will most likely cause the policy to be considered a modified endowment contract. (See "Federal Taxes.")

An increase in the specified amount will have the following effect on policy costs:

- Your monthly deduction will increase because the cost of insurance charge applies to the specified amount.

- Charges for certain optional insurance benefits may increase.

- The surrender charge will increase.

DECREASES: Decreases in specified amount are not available. However, if you take a partial surrender, it will decrease the specified amount. (See "Partial Surrenders" for more information.)

MISSTATEMENT OF AGE OR SEX

If the insured's age or sex has been misstated, the proceeds payable upon death will be:

- the policy value on the date of death; plus

- the amount of insurance that would have been purchased by the cost of insurance deducted for the policy month during which death occurred, if that cost had been calculated using rates for the correct age and sex; minus

- the amount of any outstanding indebtedness on the date of death.

SUICIDE

Suicide by the insured, whether sane or insane, within two years from the policy date is not covered by the policy. If suicide occurs, the only amount payable to the beneficiary will be the premiums paid, minus any indebtedness and partial surrenders.

In Colorado and North Dakota, the suicide period is shortened to one year. In Missouri, we must prove that the insured intended to commit suicide at the time he or she applied for coverage. If the insured commits suicide while sane or insane within two years from the effective date of an increase in specified amount, the amount payable for the additional specified amount will be limited to the monthly deductions for the additional specified amount.

BENEFICIARY

Initially, the beneficiary will be the person you designate in your application for the policy. You may change the beneficiary by giving us written notice, subject to requirements and restrictions stated in the policy. If you do not designate a beneficiary, or if the designated beneficiary dies before the insured, the beneficiary will be you, if living. If you are not living, the beneficiary will be your estate.

                     RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE -- PROSPECTUS   39

TRANSFERS BETWEEN THE FIXED ACCOUNT AND SUBACCOUNTS

You may transfer policy values from one subaccount to another or between subaccounts and the fixed account. (Certain restrictions apply to transfers involving the fixed account.) We will process your transfer on the valuation date we receive your request. If we receive your transfer request at our home office before the close of business, we will process your transfer using the accumulation unit value we calculate on the valuation date we received your transfer request. If we receive your transfer request at our home office at or after the close of business, we will process your transfer using the accumulation unit value we calculate on the next valuation date after we received your transfer request. Before making a transfer, you should consider the risks involved in changing investments. We may suspend or modify transfer privileges at any time.

RESTRICTIONS ON TRANSFERS

Market timing can reduce the value of your investment in the policy. If market timing causes the returns of an underlying fund to suffer, policy value you have allocated to a subaccount that invests in that underlying fund will be lower too. Market timing can cause you, any joint owner of the policy and your beneficiary(ies) under the policy a financial loss.

WE SEEK TO PREVENT MARKET TIMING. MARKET TIMING IS FREQUENT OR SHORT-TERM TRADING ACTIVITY. WE DO NOT ACCOMMODATE SHORT-TERM TRADING ACTIVITIES. DO NOT BUY A POLICY IF YOU WISH TO USE SHORT-TERM TRADING STRATEGIES TO MANAGE YOUR INVESTMENT. THE MARKET TIMING POLICIES AND PROCEDURES DESCRIBED BELOW APPLY TO TRANSFERS AMONG THE SUBACCOUNTS WITHIN THE POLICY. THE UNDERLYING FUNDS IN WHICH THE SUBACCOUNTS INVEST HAVE THEIR OWN MARKET TIMING POLICIES AND PROCEDURES. THE MARKET TIMING POLICIES OF THE UNDERLYING FUNDS MAY BE MORE RESTRICTIVE THAN THE MARKET TIMING POLICIES AND PROCEDURES WE APPLY TO TRANSFERS AMONG THE SUBACCOUNTS OF THE POLICY, AND MAY INCLUDE REDEMPTION FEES. WE RESERVE THE RIGHT TO MODIFY OUR MARKET TIMING POLICIES AND PROCEDURES AT ANY TIME WITHOUT PRIOR NOTICE TO YOU.

Market timing may hurt the performance of an underlying fund in which a subaccount invests in several ways, including but not necessarily limited to:

- diluting the value of an investment in an underlying fund in which a subaccount invests;

- increasing the transaction costs and expenses of an underlying fund in which a subaccount invests; and,

- preventing the investment adviser(s) of an underlying fund in which a subaccount invests from fully investing the assets of the fund in accordance with the fund's investment objectives.

Funds available as investment options under the policy that invest in securities that trade in overseas securities markets may be at greater risk of loss from market timing, as market timers may seek to take advantage of changes in the values of securities between the close of overseas markets and the close of U.S. markets. Further the risks of market timing may be greater for underlying funds that invest in securities such as small cap stocks, high yield bonds, or municipal securities, that may be traded infrequently.

IN ORDER TO HELP PROTECT YOU AND THE UNDERLYING FUNDS FROM THE POTENTIALLY HARMFUL EFFECTS OF MARKET-TIMING ACTIVITY, WE APPLY THE FOLLOWING MARKET TIMING POLICY TO DISCOURAGE FREQUENT TRANSFERS OF POLICY VALUE AMONG THE SUBACCOUNTS OF THE VARIABLE ACCOUNT:

We try to distinguish market timing from transfers that we believe are not harmful, such as periodic rebalancing for purposes of an asset allocation, dollar-cost averaging or asset rebalancing program that may be described in this prospectus. There is no set number of transfers that constitutes market timing. Even one transfer in related accounts may be market timing. We seek to restrict the transfer privileges of a policy owner who makes more than three subaccount transfers in any 90 day period. We also reserve the right to refuse any transfer request, if, in our sole judgment, the dollar amount of the transfer request would adversely affect unit values.

If we determine, in our sole judgment, that your transfer activity constitutes market timing, we may modify, restrict or suspend your transfer privileges to the extent permitted by applicable law, which may vary based on the state law that applies to your policy and the terms of your policy. These restrictions or modifications may include, but not be limited to:

- requiring transfer requests to be submitted only by first-class U.S. mail;

- not accepting hand-delivered transfer requests or requests made by overnight mail;

- not accepting telephone or electronic transfer requests;

- requiring a minimum time period between each transfer;

- not accepting transfer requests of an agent acting under power of attorney;


- limiting the dollar amount that you may transfer at any one time;


 40  RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE -- PROSPECTUS

- suspending the transfer privilege; or



- modifying instructions under an automated transfer program to exclude a restricted fund if you do not provide new instructions.


Subject to applicable state law and the terms of each policy, we will apply the policy described above to all policy owners uniformly in all cases. We will notify you in writing after we impose any modification, restriction or suspension of your transfer rights.

We cannot guarantee that we will be able to identify and restrict all market timing activity. Because we exercise discretion in applying the restrictions described above, we cannot guarantee that we will be able to restrict all market timing activity. In addition, state law and the terms of some policies may prevent us from stopping certain market timing activity. Market timing activity that we are unable to identify and/or restrict may impact the performance of the underlying funds and may result in lower policy values.

IN ADDITION TO THE MARKET TIMING POLICY DESCRIBED ABOVE, WHICH APPLIES TO TRANSFERS AMONG THE SUBACCOUNTS WITHIN YOUR POLICY, YOU SHOULD CAREFULLY REVIEW THE MARKET TIMING POLICIES AND PROCEDURES OF THE UNDERLYING FUNDS. THE MARKET TIMING POLICIES AND PROCEDURES OF THE UNDERLYING FUNDS MAY BE MATERIALLY DIFFERENT THAN THOSE WE IMPOSE ON TRANSFERS AMONG THE SUBACCOUNTS WITHIN YOUR POLICY AND MAY INCLUDE MANDATORY REDEMPTION FEES AS WELL AS OTHER MEASURES TO DISCOURAGE FREQUENT TRANSFERS. AS AN INTERMEDIARY FOR THE UNDERLYING FUNDS, WE ARE REQUIRED TO ASSIST THEM IN APPLYING THEIR MARKET TIMING POLICIES AND PROCEDURES TO TRANSACTIONS INVOLVING THE PURCHASE AND EXCHANGE OF FUND SHARES. THIS ASSISTANCE MAY INCLUDE BUT NOT BE LIMITED TO PROVIDING THE UNDERLYING FUND UPON REQUEST WITH YOUR SOCIAL SECURITY NUMBER, TAXPAYER IDENTIFICATION NUMBER OR OTHER UNITED STATES GOVERNMENT-ISSUED IDENTIFIER AND THE DETAILS OF YOUR POLICY TRANSACTIONS INVOLVING THE UNDERLYING FUND. AN UNDERLYING FUND, IN ITS SOLE DISCRETION, MAY INSTRUCT US AT ANY TIME TO PROHIBIT YOU FROM MAKING FURTHER TRANSFERS OF POLICY VALUE TO OR FROM THE UNDERLYING FUND, AND WE MUST FOLLOW THIS INSTRUCTION. WE RESERVE THE RIGHT TO ADMINISTER AND COLLECT ON BEHALF OF AN UNDERLYING FUND ANY REDEMPTION FEE IMPOSED BY AN UNDERLYING FUND. MARKET TIMING POLICIES AND PROCEDURES ADOPTED BY UNDERLYING FUNDS MAY AFFECT YOUR INVESTMENT IN THE POLICY IN SEVERAL WAYS, INCLUDING BUT NOT LIMITED TO:

- Each fund may restrict or refuse trading activity that the fund determines, in its sole discretion, represents market timing.

- Even if we determine that your transfer activity does not constitute market timing under the market timing policies described above which we apply to transfers you make under the policy, it is possible that the underlying fund's market timing policies and procedures, including instructions we receive from a fund, may require us to reject your transfer request. For example, while we disregard transfers permitted under any asset allocation, dollar-cost averaging or asset rebalancing program that may be described in this prospectus, we cannot guarantee that an underlying fund's market timing policies and procedures will do so. Orders we place to purchase fund shares for the variable account are subject to acceptance by the fund. We reserve the right to reject without prior notice to you any transfer request if the fund does not accept our order.

- Each underlying fund is responsible for its own market timing policies, and we cannot guarantee that we will be able to implement specific market timing policies and procedures that a fund has adopted. As a result, a fund's returns might be adversely affected, and a fund might terminate our right to offer its shares through the variable account.

- Funds that are available as investment options under the policy may also be offered to other intermediaries who are eligible to purchase and hold shares of the fund, including without imitation, separate accounts of other insurance companies and certain retirement plans. Even if we are able to implement a fund's market timing policies, we cannot guarantee that other intermediaries purchasing that same fund's shares will do so, and the returns of that fund could be adversely affected as a result.

FOR MORE INFORMATION ABOUT THE MARKET TIMING POLICIES AND PROCEDURES OF AN UNDERLYING FUND, THE RISKS THAT MARKET TIMING POSE TO THAT FUND AND TO DETERMINE WHETHER AN UNDERLYING FUND HAS ADOPTED A REDEMPTION FEE, SEE THAT FUND'S PROSPECTUS.

FIXED ACCOUNT TRANSFER POLICIES

- You must make transfers from the fixed account during a 30-day period starting on a policy anniversary, except for automated transfers, which can be set up for monthly, quarterly or semiannual transfer periods.

- If we receive your request to transfer amounts from the fixed account within 30 days before the policy anniversary, the transfer will become effective on the anniversary.

- If we receive your request on or within 30 days after the policy anniversary, the transfer will be effective on the day we receive it.

- We will not accept requests for transfers from the fixed account at any other time.

                     RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE -- PROSPECTUS   41

- If you have made a transfer from the fixed account to one or more subaccounts, you may not make a transfer from any subaccount back to the fixed account until the next policy anniversary. We will waive this limitation once during the first two policy years if you exercise the policy's right to exchange provision. (See "Exchange Right.")

MINIMUM TRANSFER AMOUNTS

From a subaccount to another subaccount or the fixed account:

- For mail and phone transfers -- $250 or the entire subaccount balance, whichever is less.

- For automated transfers -- $50.

From the fixed account to a subaccount:

- For mail and phone transfers -- $250 or the entire fixed account balance minus any outstanding indebtedness, whichever is less.

- For automated transfers -- $50.

MAXIMUM TRANSFER AMOUNTS

- None.

CHARGE FOR TRANSFERS

You may make transfers by mail or by phone. However, we reserve the right to charge a fee for more than five transfers per year by mail or phone. In addition to transfers by mail or phone you may make automated transfers subject to the restrictions described below.

AUTOMATED TRANSFERS


In addition to written and phone requests, you can arrange to have policy value transferred from one account to another automatically. Your sales representative can help you set up an automated transfer. If you are enrolled in the PN Program, you are not allowed to set up automated transfers other than in connection with a dollar-cost averaging arrangement (see "Transfers Between the Fixed Account and Subaccounts -- Automated Dollar-Cost Averaging").


AUTOMATED TRANSFER POLICIES

- Only one automated transfer arrangement can be in effect at any time. You can transfer policy values to one or more subaccounts and the fixed account, but you can transfer from only one account.

- You can start or stop this service by written request. You must allow seven days for us to change any instructions that are currently in place.

- You cannot make automated transfers from the fixed account in an amount that, if continued, would deplete the fixed account within 12 months.

- If you made a transfer from the fixed account to one or more subaccounts, you may not make a transfer from any subaccount back to the fixed account until the next policy anniversary.

- If you submit your automated transfer request with an application for a policy, automated transfers will not take effect until the policy is issued.

- If the value of the account from which you are transferring policy value is less than the $50 minimum, we will stop the transfer arrangement automatically.

- The balance in any account from which you make an automated transfer must be sufficient to satisfy your instructions. If not, we will suspend your entire automated arrangement until the balance is adequate.

- If we must suspend your automated transfer arrangement for six months, we reserve the right to discontinue the arrangement in its entirety.

- Automated transfers are subject to all other policy provisions and terms including provisions relating to the transfer of money between the fixed account and the subaccounts. (EXCEPTION: The charge for transfers provision above does not apply to automated transfers.)

- You may make automated transfers by choosing a schedule we provide.

AUTOMATED DOLLAR-COST AVERAGING

You can use automated transfers to take advantage of dollar-cost averaging -- investing a fixed amount at regular intervals. For example, you might have a set amount transferred monthly from a relatively conservative subaccount to a more aggressive one, or to several others.

 42  RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE -- PROSPECTUS

This systematic approach can help you benefit from fluctuations in accumulation unit values, caused by fluctuations in the market values of the underlying fund. Since you invest the same amount each period, you automatically acquire more units when the market value falls, fewer units when it rises. The potential effect is to lower your average cost per unit. There is no charge for dollar-cost averaging.

HOW DOLLAR-COST AVERAGING WORKS


By investing an equal                                                                                NUMBER
number of dollars each                           AMOUNT                  ACCUMULATION                OF UNITS
month...                    MONTH                INVESTED                UNIT VALUE                  PURCHASED
                             Jan                   $100                      $20                       5.00
                             Feb                    100                       18                       5.56
you automatically buy
more units when the
per unit market price
is low...
                             Mar                    100                       17                       5.88
                             Apr                    100                       15                       6.67
                             May                    100                       16                       6.25
                             June                   100                       18                       5.56
                             July                   100                       17                       5.88
and fewer units
when the per unit
market price is high.
                             Aug                    100                       19                       5.26
                             Sept                   100                       21                       4.76
                             Oct                    100                       20                       5.00

You have paid an average price of only $17.91 per unit over the ten months, while the average market price actually was $18.10.

Dollar-cost averaging does not guarantee that any subaccount will gain in value, nor will it protect against a decline in value if market prices fall. Because this strategy involves continuous investing, your success with dollar-cost averaging will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals.

You may make dollar-cost averaging transfers by choosing a schedule we provide.


When a PN program model is in effect, you may make dollar-cost averaging transfers from the fixed account to the model portfolio then in effect. If you change a different model portfolio or are reallocated according to an updated version of your existing model portfolio (see "Transfers Between the Fixed and Subaccount -- Portfolio Navigator Asset Allocation Program"), your dollar-cost averaging transfer allocations will not change. You must contact us or your sales representative to change your dollar-cost averaging transfer allocations to a different or updated model portfolio.


ASSET REBALANCING

Subject to availability, you can ask us in writing to allocate the variable subaccount portion of your policy value according to the percentages (in whole percentage amounts) that you choose. The policy value must be at least $2,000 at the time of the rebalance. Asset rebalancing does not apply to the fixed account. We automatically will rebalance the variable subaccount portion of your policy value either quarterly, semiannually, or annually. The period you select will start to run on the date we record your request. On the first valuation date of each of these periods, we automatically will rebalance your policy value so that the value in each subaccount matches your current subaccount percentage allocations. We rebalance by transferring policy value between subaccounts. Transfers for this purpose are not subject to the charge for transfers provision above.


You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing to stop rebalancing your policy value. You must allow 30 days for us to change any instructions that currently are in place. There is no charge for asset rebalancing. For more information on asset rebalancing, contact your sales representative. Different rules apply to asset rebalancing under the PN program (see "Transfers Between the Fixed Account and Subaccounts -- Portfolio Navigator Asset Allocation Program").



PORTFOLIO NAVIGATOR ASSET ALLOCATION PROGRAM



The Portfolio Navigator Asset Allocation Program (PN Program) allows you to allocate your policy value to a PN Program model portfolio that consists of subaccounts, each of which invests in an underlying fund with a particular investment objective, that represent various asset classes (allocation options). You may also allocate a portion of your policy values and premiums to the fixed account while you participate in the PN Program. The PN Program also allows you to periodically update your model portfolio or transfer to a different model portfolio.

                     RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE -- PROSPECTUS   43

You may elect to participate in the PN Program at any time at no additional charge. You may cancel your participation in the PN Program at any time by giving us written notice or by any other method authorized by us. Upon cancellation, automated rebalancing associated with the PN Program will end. You may ask us in writing to allocate the variable subaccount portion of your policy value according to the percentage that you then choose (see "Asset Rebalancing"). Partial surrenders do not cancel the PN Program. Transfers do not cancel the PN Program. Your participation in the PN Program will terminate on the date you make a full surrender of your policy, or when your policy terminates for any reason. You should review any PN Program information, including the terms of the PN Program, carefully. Your sales representative can provide you with additional information and can answer any questions you may have on the PN Program.



SERVICE PROVIDERS TO THE PN PROGRAM. RiverSource Investments, an affiliate of ours, serves as non-discretionary investment adviser for the PN Program solely in connection with the development of the model portfolios and periodic updates of the model portfolios. In this regard, RiverSource Investments enters into an investment advisory agreement with each policy owner participating in the PN Program. In its role as investment adviser to the PN Program, RiverSource Investments relies upon the recommendations of a third party service provider. In developing and updating the model portfolios, RiverSource Investments reviews the recommendations, and the third party's rationale for the recommendations, with the third party service provider. RiverSource Investments also conducts periodic due diligence and provides ongoing oversight with respect to the process utilized by the third party service provider. For more information on RiverSource Investment's role as investment adviser for the PN Program, please see the Portfolio Navigator Asset Allocation Program Investment Adviser Disclosure Document, which is based on Part II of the RiverSource Investment's Form ADV, the SEC investment adviser registration form. The Disclosure Document is delivered to policy owners at or before the time they enroll in the PN Program.



Currently, the PN Program model portfolios are designed and periodically updated for RiverSource Investments by Morningstar Associates, LLC, a registered investment adviser and wholly-owned subsidiary of Morningstar, Inc. RiverSource Investments may replace Morningstar Associates and may hire additional firms to assist with the development and periodic updates of the model portfolios in the future. Also, RiverSource Investments may elect to develop and periodically update the model portfolios without the assistance of a third party service provider.



The criteria used in developing and updating the model portfolios do not guarantee or predict future performance. Neither Morningstar Associates nor RiverSource Investments, in connection with their respective roles, provides any individualized investment advice to policy owners regarding the application of a particular model portfolio to his or her circumstances. Policy owners are solely responsible for determining whether any model portfolio is appropriate.



We identify to Morningstar Associates the universe of allocation options that can be included in the model portfolios and, in limited circumstances, underlying funds of such allocation options (the universe of allocation options). The universe of allocation options may not include all allocation options available under your policy. We may modify from time to time such universe of allocation options. These modifications may reflect instructions from, or respond to actions taken by, any party making an allocation option available to us. For example, we may modify the universe of allocation options in response to the liquidation, merger or other closure of a fund. Once we identify this universe of allocation options to Morningstar Associates, neither RiverSource Investments, nor any of its affiliates, including us, dictates to Morningstar Associates the number of allocation options that should be included in a model portfolio, the percentage that any allocation option represents in a model portfolio, or whether a particular allocation option may be included in a model portfolio. However, as described below under "Potential conflicts of interest" there are certain conflicts of interest associated with RiverSource Investments and its affiliates' influence over the development and updating of the model portfolios.



POTENTIAL CONFLICTS OF INTEREST. In identifying the universe of allocation options, we and our affiliates, including RiverSource Investments, are subject to competing interests that may influence the allocation options we propose. These competing interests involve compensation that RiverSource Investments or its affiliates may receive as the investment adviser to the RiverSource Variable Series Trust funds as well as compensation we or an affiliate of ours may receive for providing services in connection with the RiverSource Variable Series Trust funds. These competing interests also involve compensation we or an affiliate of ours may receive if certain funds that RiverSource Investments does not advise are included in the model portfolios. The inclusion of funds that pay compensation to RiverSource Investments or an affiliate may have a positive or negative impact on performance.



As an affiliate of RiverSource Investments, the investment adviser to RiverSource Variable Series Trust funds, we may have an incentive to identify RiverSource Variable Series Trust funds for consideration as part of a model portfolio over unaffiliated funds. In addition, RiverSource Investments, in its capacity as investment adviser to the RiverSource Variable Series Trust funds, monitors the performance of the RiverSource Variable Series Trust funds. In this role RiverSource Investments may, from time to time, recommend certain changes to the board of directors of the RiverSource Variable Series Trust funds. These changes may include but not be limited to a change in portfolio management or fund strategy or the closure or merger of a RiverSource Variable Series Trust fund. RiverSource Investments also may believe that certain RiverSource Variable Series Trust funds may benefit from additional assets or could be harmed by redemptions. All of these factors may impact RiverSource Investment's view regarding the composition and allocation of a model portfolio.


 44  RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE -- PROSPECTUS

RiverSource Investments' role as investment adviser to the PN Program in connection with the development and updating of the model portfolio, and our identification of the universe of allocations options to Morningstar Associates for consideration, may influence the allocation of assets to or away from allocation options that are affiliated with, or managed or advised by RiverSource Investments or its affiliates.



RiverSource Investments, we or another affiliate of ours may receive higher compensation from certain unaffiliated funds that RiverSource Investments does not advise or manage. (See "Fee Tables -- Annual Operating Expenses of the Funds" and "The Variable Account and the Funds -- The funds.") Therefore, we may have an incentive to identify these unaffiliated funds to Morningstar Associates for inclusion in the model portfolios.



Some officers and employees of RiverSource Investments are also officers or employees of us or our affiliates which may be involved in, and/or benefit from, your participation in the PN Program. These officers and employees may have an incentive to make recommendations, or take actions, that benefit one or more of the entities they represent rather than participants in the PN Program.



PARTICIPATING IN THE PN PROGRAM. If you choose to participate in the PN Program, you are responsible for determining which model portfolio is best for you. Your sales representative can help you make this determination. In addition, your sales representative may provide you with an investor questionnaire, a tool to help define your investing style which is based on factors such as your investment goals, your tolerance for risk and how long you intend to invest. Your responses to the investor questionnaire can help you determine which model portfolio most closely matches your investing style. While the scoring of the investor questionnaire is objective, there is no guarantee that your responses to the investor questionnaire accurately reflect your tolerance for risk. Similarly, there is no guarantee that the asset mix reflected in the model portfolio you select after completing the investor questionnaire is appropriate to your ability to withstand investment risk. Neither RiverSource Life nor RiverSource Investments is responsible for your decision to participate in the PN Program, your selection of a specific model portfolio or your decision to change to an updated or different model portfolio.



Currently, there are five PN model portfolios ranging from conservative to aggressive. You may not use more than one model portfolio at a time. Each model portfolio specifies allocation percentages to each of the subaccounts that make up that model portfolio. By participating in the PN Program, you instruct us to invest your policy value in the subaccounts according to the allocation percentages stated for the specific model portfolio you have selected. You also instruct us to automatically rebalance your policy value quarterly in order to maintain alignment with these allocation percentages.



If you are setting up a dollar-cost averaging arrangement (see "Transfers Between the Fixed Account and Subaccounts -- Automated Dollar-Cost Averaging") while you are participating in the PN Program, you must make transfers from the fixed account to the model portfolio in effect at that time. If you change to a different model portfolio or reallocate according to an updated version of your existing model portfolio as described below, your dollar-cost averaging transfer allocations will not change. Contact us or your sales representative to change your dollar-cost averaging transfer allocations to a different or updated model portfolio.



You may make transfers to the fixed account and the subaccounts in accordance with the policies described under "Transfers Between the Fixed Account and Subaccounts." However, on the next PN Program automatic rebalancing date, any policy values transferred to subaccounts will be automatically rebalanced to the model portfolio in effect.



Each model portfolio is evaluated periodically by Morningstar Associates, which may then provide updated recommendations to RiverSource Investments. Model portfolios also may be evaluated in connection with the liquidation, substitution or merger of an underlying fund, a change in investment objective of an underlying fund or when an underlying fund stops selling its shares to the variable account. As a result, the model portfolios may be updated from time to time with new allocation options and allocation percentages. When these reassessments are completed and changes to the model portfolios occur, you will receive a reassessment letter. This reassessment letter will notify you that the model portfolio has been reassessed and that, unless you instruct us not to do so, your policy value, less the amounts allocated to the fixed account is scheduled to be reallocated according to the updated model portfolio. The reassessment letter will specify the scheduled reallocation date and will be sent to you at least 30 days prior to this date. Based on the written authorization you provided when you enrolled in the PN Program, if you do notify us otherwise, you will be deemed to have instructed us to reallocate your policy value, less the amounts allocated to the fixed account to the updated model portfolio. If you do not want your policy value, less the amounts allocated to the fixed account to be reallocated according to the updated model portfolio, you must provide written or other authorized notification as specified in the reassessment letter.



In addition to this periodic reassessment and reallocation of the model portfolios, you may also request a change to your model portfolio at any time during your policy year by written request on an authorized form or by another method agreed to by us. We limit the number of changes to your model portfolio to two per policy year. Such changes include changing to a different model portfolio at any time or requesting to reallocate according to the updated version of your existing model portfolio other than according to the reassessment process described above.


                     RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE -- PROSPECTUS   45

We reserve the right to change the terms and conditions of the PN Program upon written notice to you. This includes but is not limited to the right to:



- limit your choice of models based on the amount of your initial premium payment we accept;



- cancel required participation in the program after 30 days' written notice;



- substitute a fund of funds for your current model portfolio if permitted under applicable securities; and



- discontinue the PN program. We will give you 30 days' written notice of any such change.



In addition, RiverSource Investments has the right to terminate its investment advisory agreement with you upon 30 days' written notice. If RiverSource Investments terminates its investment advisory agreement with you and other participants in the PN Program, we would either have to find a replacement investment adviser or terminate the PN Program unless otherwise permitted by applicable law, regulations or positions of the SEC staff.



The investment advisory agreement will terminate automatically in the event that we are notified of a death which results in a death benefit becoming payable under the contract. In this case, your investment advisory relationship with RiverSource Investments and the notification of future reassessments will cease, but prior instructions provided by you in connection with your participation in the PN program otherwise will continue (e.g., rebalancing instructions provided to Insurer).



RISKS. Asset allocation through the PN Program does not guarantee that your policy will increase in value nor will it protect you against a decline in value if market prices fall.



By spreading your policy value among various allocation options under the PN Program, you may be able to reduce the volatility in your policy value, but there is no guarantee that this will happen. Although each model portfolio is intended to optimize returns given various levels of risk tolerance, a model portfolio may not perform as intended. A model portfolio, the allocation options and market performance may differ in the future from historical performance and from the assumptions upon which the model portfolio is based, which could cause the model portfolio to be ineffective or less effective in reducing volatility.



Investment performance of your policy value could be better or worse by participating in the PN Program than if you had not participated. A model portfolio may perform better or worse than any single fund or allocation option or any other combination of funds or allocation options. The performance of a model portfolio depends on the performance of the component funds. In addition, the timing of your investment and automatic rebalancing may affect performance.



Quarterly rebalancing and periodic updating of the model portfolios can cause their component funds to incur transactional expenses to raise cash for money flowing out of the funds or to buy securities with money flowing into the funds. Moreover, a large outflow of money from the funds may increase the expenses attributable to the assets remaining in the funds. These expenses can adversely affect the performance of the relevant funds and of the model portfolios. In addition, when a particular fund needs to buy or sell securities due to quarterly rebalancing or periodic updating of a model portfolio, it may hold a large cash position. A large cash position would reduce the fund's magnitude of loss in the event of falling market prices and provide the fund with liquidity to make additional investments or to meet redemptions. (See also the description of competing interests in the section titled "Service Providers to the PN Program" above.) For additional information regarding the risks of investing in a particular fund, see that fund's prospectus.


POLICY LOANS

You may borrow against your policy by written or telephone request. (See "Two Ways to Request a Transfer, Loan or Surrender" for address and phone numbers for your requests.) Generally, we will process your loan within seven days after we receive your request at our home office (for exceptions -- see "Deferral of Payments, " under "Payment of Policy Proceeds"). We will mail loan payments to you by regular mail. If you request express mail delivery or an electronic fund transfer to your bank, we will charge a fee. For instructions, please contact your sales representative.

MINIMUM LOAN AMOUNTS

$500 ($200 for Connecticut residents) or the remaining loan value, whichever is less.

MAXIMUM LOAN AMOUNTS

- In Texas, 100% of the fixed account value and 85% of the variable account value, minus a pro rata portion of surrender charges.

- In Alabama, 100% of the policy value minus surrender charges.

- In all other states, 90% of the policy value minus surrender charges.

- For phone requests, the maximum loan amount is $100,000.

 46  RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE -- PROSPECTUS

The amount available at any time for a new loan is the maximum loan value less any existing indebtedness. When we compute the amount available, we reserve the right to deduct from the loan value interest for the period until the next policy anniversary and monthly deductions that we will take until the next policy anniversary.

ALLOCATION OF LOANS TO ACCOUNTS

Unless you specify otherwise, we will take the loan from the fixed account and the subaccounts in proportion to their values at the end of the valuation period during which we receive your request. When we make a loan from a subaccount, we redeem accumulation units and transfer the proceeds into the fixed account. In determining these proportions, we first subtract the amount of any outstanding indebtedness from the fixed account value.

REPAYMENTS

We will allocate loan repayments to subaccounts and/or the fixed account using the premium allocation percentages in effect unless you tell us otherwise. Repayments must be in amounts of at least $25.

OVERDUE INTEREST

If you do not pay accrued interest when it is due, we will increase the amount of indebtedness in the fixed account to cover the amount due. Interest added to a policy loan will be charged the same interest rate as the loan itself. We will take such interest from the fixed account and/or subaccounts, using the monthly deduction allocation percentages. If the value in the fixed account or any subaccount is not enough to pay the interest so allocated, all of the interest will be taken from all of the accounts in proportion to their value, minus indebtedness.

EFFECT OF POLICY LOANS

A policy loan, whether or not repaid, affects cash value over time because the loan amount is subtracted from the subaccounts and/or fixed account as collateral. The loan collateral does not participate in the investment performance of the subaccounts. The loan collateral earns interest at the minimum rate guaranteed of 4% in the fixed account. A loan reduces the policy surrender value. If the loan causes the cash surrender value to drop to zero, the policy will lapse. The death benefit is reduced by loan indebtedness. A loan may also cause the NLG to terminate.

POLICY SURRENDERS

You may take a full or a partial surrender by written or phone request. (See "Two Ways to Request a Transfer, Loan or Surrender" for address and phone numbers for your requests.) We will process your surrender request on the valuation date were receive it. If we receive your surrender request at our home office before the close of business, we will process your surrender using the accumulation unit value we calculate on the valuation date we received your surrender request. If we receive your surrender request at our home office at or after the close of business, we will process your surrender using the accumulation unit value we calculate on the next valuation date after we received your surrender request. We may require you to return your policy. Generally, we will process your payment within seven days (for exceptions -- see "Deferral of Payments" under "Payment of Policy Proceeds"). We will mail surrender payments to you by regular mail. If you request express mail delivery or an electronic fund transfer to your bank, we will charge a fee. For instructions, please contact your sales representative.

TOTAL SURRENDERS

If you surrender your policy, you receive its cash surrender value -- the policy value minus outstanding indebtedness and applicable surrender charges. (See "Loads, Fees and Charges.")

PARTIAL SURRENDERS

After the first policy year, you may surrender any amount from $500 up to 90% of the policy's cash surrender value. Partial surrenders by telephone are limited to $100,000. We will charge you a partial surrender fee, described under "Loads, Fees and Charges." The remaining policy value after a partial surrender cannot be less than $5,000. Unless you specify otherwise, we will make partial surrenders from the fixed account and subaccounts in proportion to their values at the end of the valuation period during which we receive your request. In determining these proportions, we first subtract the amount of any outstanding indebtedness from the fixed account value.

EFFECTS OF PARTIAL SURRENDERS

- A partial surrender will reduce the policy value by the amount of the partial surrender and the partial surrender charge. (See "Loads, Fees and Charges.")

                     RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE -- PROSPECTUS   47

- A partial surrender will reduce the specified amount by the amount of the specified amount multiplied by the sum of the partial surrender and partial surrender charge amount divided by the policy value. In order to receive favorable tax treatment under the Code, the reduction in specified amount may be less.

Because they reduce the specified amount, partial surrenders may affect the cost of insurance.

TWO WAYS TO REQUEST A TRANSFER, LOAN OR SURRENDER

Provide your name, policy number, Social Security Number or Taxpayer Identification Number* when you request a transfer, loan or partial surrender.

1  BY MAIL

Regular mail:

RIVERSOURCE LIFE INSURANCE COMPANY
70100 AMERIPRISE FINANCIAL CENTER
MINNEAPOLIS, MN 55474

Express mail:

RIVERSOURCE LIFE INSURANCE COMPANY
70200 AMERIPRISE FINANCIAL CENTER
MINNEAPOLIS, MN 55474

* Failure to provide a Social Security Number or Taxpayer Identification Number may result in mandatory tax withholding on the taxable portion of the distribution.

2  BY PHONE

Call between 7 a.m. and 6 p.m. Central Time:
(800) 862-7919 (TOLL FREE)
TTY service for the hearing impaired:
(800) 258-8846 (TOLL FREE)

- We answer phone requests promptly, but you may experience delays when call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.

- We will honor any telephone transfer, loan or partial surrender requests believed to be authentic and will use reasonable procedures to confirm that they are. These include asking identifying questions and recording calls. As long as these procedures are followed, neither we nor our affiliates will be liable for any loss resulting from fraudulent requests.

- We make telephone transfers, loans and partial surrenders available automatically. If you do not want telephone transfers, loans and partial surrenders to be made from your account, please write and tell us.

PAYMENT OF POLICY PROCEEDS

We will pay proceeds when:

- you surrender the policy; or

- the insured dies.

We pay all proceeds by check (unless the beneficiary has chosen to have death benefit proceeds directly deposited into a checking account). We will compute the amount of the death benefit and pay it in a lump sum unless you select one of the payment options below. We will pay interest at the rate not less than 2.5% per year (11% in Florida and 4% in Oregon) on lump sum death proceeds, from the date of the insured's death to the settlement date (the date on which proceeds are paid in a lump sum or first placed under a payment option).

PAYMENT OPTIONS

During the insured's lifetime, you may request in writing that we pay policy proceeds under one or more of the three payment options below. The beneficiary may also select a payment option, unless you say that he or she cannot. You decide how much of the proceeds will be placed under each option (minimum:
$5,000). We will transfer any such amount to our general account. You may also make a written request to change a prior choice of payment option or, if we agree, to elect a payment option other than the three listed below. Unless we agree otherwise, payments under all options must be made to a natural person.

 48  RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE -- PROSPECTUS

OPTION A -- INTEREST PAYMENTS: We will pay interest on any proceeds placed under this option at a rate of 3% per year compounded annually, at regular intervals and for a period that is agreeable to both you and us. At the end of any payment interval, you may withdraw proceeds in amounts of at least $100. At any time, you may withdraw all of the proceeds that remain or you may place them under a different payment option approved by us.

OPTION B -- PAYMENTS FOR A SPECIFIED PERIOD: We will make fixed monthly payments for the number of years you specify. We will furnish monthly amounts for payment periods at your request, without charge.

OPTION C -- LIFETIME INCOME: We will make monthly payments for the life of the person (payee) who is to receive the income. We will guarantee payment for 10, 15 or 20 years. We will furnish settlement rates for any year, age, or any combination of year, age and sex at your request, without charge.

DEFERRAL OF PAYMENTS

We reserve the right to defer payments of cash surrender value, policy loans or variable death benefits in excess of the specified amount if:

- the payment includes a premium payment check that has not cleared;

- the NYSE is closed, except for normal holiday and weekend closings;

- trading on the NYSE is restricted, according to SEC rules;

- an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or

- the SEC permits us to delay payments for the protection of security holders.

We may delay payment of any loans or surrenders from the fixed account up to six months from the date we receive the request. If we postpone the payment of the surrender proceeds by more than 30 days, we will pay you interest on the amount surrendered at an annual rate of 3% for the period of postponement.

FEDERAL TAXES


The following is a general discussion of the policy's federal income tax implications. It is not intended as tax advice. Because the effect of taxes on the value and benefits of your policy depends on your individual situation as well as our tax status, YOU SHOULD CONSULT A TAX ADVISER TO FIND OUT HOW THESE GENERAL CONSIDERATIONS APPLY TO YOU. The discussion is based on our understanding of current federal income tax laws and of how the IRS currently interprets them. Both the laws and their interpretation may change.



You should make the decision as to who the owner and the beneficiary will be after consultation with your tax and legal advisers. These decisions may significantly affect the amount due for income tax, gift tax and estate tax and also your ownership rights to the policy.


The policy is intended to qualify as a life insurance policy for federal income tax purposes. To that end, the provisions of the policy are to be interpreted to ensure or maintain this tax qualification. We reserve the right to change the policy in order to ensure that it will continue to qualify as life insurance for tax purposes. We will send you a copy of any changes.


FEDERAL INCOME TAX REPORTING AND WITHHOLDING: If any amounts are (or are deemed to be) current taxable income to the policy owner, such amounts will generally be subject to federal income tax reporting, and may be subject to withholding pursuant to the Code. Reporting may also be required in the event of a policy exchange or other distributions from the policy even if no amounts are currently subject to tax. State income tax reporting and withholding may also apply.



DIVERSIFICATION AND INVESTOR CONTROL: A variable life insurance policy must meet a diversification test and is subject to an investor control rule under Section 817(h) of the Code. Failure to meet the test means that a life insurance policy fails to qualify as a life insurance policy for federal income tax purposes. The diversification test requires the underlying funds to be invested in a diversified portfolio of assets. The investor control rule has been established in a number of published rulings issued by the IRS. According to the IRS, determining whether the policy owner has sufficient incidents of ownership over assets invested in the subaccounts to be considered the owner of those assets depends on all of the relevant facts and circumstances. The IRS has provided guidance on several factors that, if present, would suggest investor control exists, or, alternatively, would indicate that investor control does not exist. The IRS has to date not yet ruled on several other issues. We reserve the right to modify the policy, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccounts' assets.


                     RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE -- PROSPECTUS   49

RIVERSOURCE LIFE'S TAX STATUS

We are taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of our company, although their operations are treated separately in accounting and financial statements. Investment income is reinvested in the fund in which the subaccount invests and becomes part of the subaccount's value. This investment income, including realized capital gains, is not subject to any withholding because of federal or state income taxes. We reserve the right to make such a charge in the future if there is a change in the tax treatment of variable life insurance policies or in our tax status as we currently understand it.

TAXATION OF POLICY PROCEEDS


DEATH BENEFIT PROCEEDS: The death benefit paid to the beneficiary is generally not considered income to the beneficiary and is not subject to federal income taxes.


DEATH BENEFIT PROCEEDS UNDER PAYMENT OPTION A: The death benefit proceeds are not subject to income tax, but payments of interest are.

DEATH BENEFIT PROCEEDS UNDER PAYMENT OPTIONS B AND C: A portion of each payment will be taxed as ordinary income and a portion will be considered a return of the beneficiary's investment in the policy and will not be taxed. The beneficiary's investment in the policy is the death benefit proceeds applied to the payment options. Under Option C only, any payments made after the investment in the policy is fully recovered will be subject to tax.


PRE-DEATH PROCEEDS: Generally, part or all of any pre-death proceeds received through full surrender, lapse, partial surrender, policy loan or assignment of policy value, or payment options may be subject to federal income tax as ordinary income. It is possible that the amount of taxable income generated at the lapse or surrender of a policy with a loan may exceed the actual amount of cash received. (See the following table.) In some cases, the tax liability depends on whether the policy is a modified endowment (explained following the table). The taxable amount may also be subject to an additional 10% penalty tax if the policy is a modified endowment contract and you are younger than age
59 1/2.


 50  RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE -- PROSPECTUS

SOURCE OF PROCEEDS                                  TAXABLE PORTION OF PRE-DEATH PROCEEDS
----------------------------------------------------------------------------------------------------------------
MODIFIED ENDOWMENT CONTRACTS(3):
Full surrender:                                     Amount received plus any indebtedness, minus your investment in the policy.(1)
Lapse:                                              Any indebtedness minus your investment in the policy.(1)
Partial surrenders:                                 Lesser of:
                                                    - the amount received; or
                                                    - policy value minus your investment in the policy.(1)
Policy loans and assignments and pledges:           Lesser of:
                                                    - The amount of the loan/assignment; or
                                                    - policy value minus your investment in the policy.(1)
NON-MODIFIED ENDOWMENT CONTRACTS:
Full surrender:                                     Amount received plus any indebtedness, minus your investment in the policy.(1) You will be taxed on any earnings
                                                    generated in the policy -- earnings in policy cash value and earnings previously taken via existing loans. It could be
                                                    the case that a policy with a relatively small existing cash value could have significant earnings that will be taxed
                                                    upon surrender of the policy.
Lapse:                                              Any indebtedness minus your investment in the policy.(1) You will be taxed on any earnings generated in the
                                                    policy -- earnings in policy cash value and earnings
                                                    previously taken via existing loans. It could be the case
                                                    that a policy with a relatively small existing cash value
                                                    could have significant earnings that will be taxed upon
                                                    lapse of the policy.
Partial surrenders:                                 Generally, if the amount received is greater than your
                                                    investment in the policy,(1) the amount in excess of your
                                                    investment is taxable. However, during the first 15 policy years, a different amount may be taxable if the partial
                                                    surrender results in or is necessitated by a reduction in
                                                    benefits.
Policy loans and assignments and pledges:           None.(2)
PAYMENT OPTIONS: PRE-DEATH PROCEEDS
(APPLICABLE TO NON-MODIFIED ENDOWMENT CONTRACTS
AND MODIFIED ENDOWMENT CONTRACTS):                  OPTION A: Taxed as full surrender (and may be subject to
                                                    additional 10% penalty tax if modified endowment contract).
                                                    Interest taxed (and not subject to additional 10% penalty
                                                    tax).
                                                    OPTIONS B AND C: Portion of each payment taxed and portion considered a return on investment in the policy(1) and not taxed. Any indebtedness at the time the option is elected
                                                    taxed as a partial surrender (and may be subject to
                                                    additional 10% penalty tax if modified endowment contract).
                                                    Payments made after the investment in the policy(1) is fully recovered are taxed. If the policy is a modified endowment contract, those payments may be subject to an additional 10%
                                                    penalty tax.
----------------------------------------------------------------------------------------------------------------


(l) Investment in the policy is equal to premiums paid, minus the nontaxable portion of any previous partial surrenders, plus taxable portion of any previous policy loans, (for non-modified endowment contracts, it is unlikely that any previous policy loans were taxable).
(2) However, should the policy later be surrendered or lapse with outstanding indebtedness, see discussion related to "full surrender" or "lapse" under "Source of Proceeds" in the "Non-modified endowment contracts" section shown above for the explanation of tax treatment.
(3) The taxable portion of pre-death proceeds may be subject to a 10% penalty tax.

MODIFIED ENDOWMENT CONTRACTS

Your policy is a modified endowment contract if the premiums you pay in the first seven years of the policy, or the first seven years following a material change, exceed certain limits.


If you exchanged a policy that is a modified endowment contract, your new policy also will be a modified endowment contract. If you exchanged a policy that is a non-modified endowment contract, your new policy may become a modified endowment contract.



We have procedures for monitoring whether your policy becomes a modified endowment contract. We calculate modified endowment contract limits when we issue the policy. We base these limits on the benefits we provide under the policy and on the risk classification of the insured. We recalculate these limits later if certain increases or reductions in benefits occur.


                     RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE -- PROSPECTUS   51

If you pay a premium that causes your policy to become a modified endowment contract under the Code, we will notify you in writing. If you do not want your policy to remain a modified endowment contract, you can choose one of the following options within the time period stated in the notice:

- ask us to refund the excess premium that caused the policy to become a modified endowment contract, plus interest; or

- ask us to apply the excess premium to your policy at a later date when it would not cause the policy to become a modified endowment contract.

You do not have to choose either of these options, but your policy will then remain a modified endowment contract for the life of the policy.

INCREASES IN BENEFITS: We recalculate limits when an increase is a "material change." Almost any increase you request, such as an increase in specified amount, the addition of a rider benefit or an increase in an existing rider benefit, is a material change. An automatic increase under the terms of your policy, such as an increase in death benefit due to operation of the applicable percentage table described in the "Proceeds Payable upon Death" section or an increase in policy value growth under Option 2, generally is not a material change. A policy becomes a modified endowment if premiums you pay in the first seven years following a material change exceed the recalculated limits.


REDUCTIONS IN BENEFITS: When you reduce benefits within seven years after we issue the policy or after the most recent material change, we recalculate the limits as if the reduced level of benefits had always been in effect. In most cases, this recalculation will further restrict the amount of premiums that you can pay without exceeding modified endowment contract limits. If the premiums you have already paid exceed the recalculated limits, the policy will become a modified endowment contract with applicable tax implications even if you do not pay any further premiums.


DISTRIBUTIONS AFFECTED: Modified endowment contract rules apply to distributions in the year the policy becomes a modified endowment contract and in all subsequent years. In addition, the rules apply to distributions taken two years before the policy becomes a modified endowment contract because the IRS presumes that you took a distribution in anticipation of that event.

SERIAL PURCHASE OF MODIFIED ENDOWMENT CONTRACTS: The IRS treats all modified endowment contracts issued by the same insurer (or possibly affiliated companies of the insurer) to the same owner during any calendar year as one policy for purposes of determining the amount of any loan or distribution that is taxable.

PENALTY TAX: If a policy is a modified endowment contract, the taxable portion of pre-death proceeds from a full surrender, lapse, partial surrender, policy loan or assignment of policy value or certain payment options may be subject to a 10% penalty tax unless:

- the distribution occurs after the owner attains age 59 1/2;

- the distribution is attributable to the owner becoming disabled (within the meaning of Code Section 72(m)(7)); or

- the distribution is part of a series of substantially equal periodic payments made at least once a year over the life (or life expectancy) of the owner or over the joint lives (or life expectancies) of the owner and the owner's beneficiary.

OTHER TAX CONSIDERATIONS


INTEREST PAID ON POLICY LOANS: Generally, no deduction is allowed for interest on any policy loan except as provided by Section 264(e) of the Code. Section 264(e) allows a deduction for interest paid or accrued after Oct. 15, 1995, on certain policy loans up to $50,000 only for key person insurance purchased by employers. Other significant limitations apply. In addition, no deduction is allowed for interest on any policy loan (even under Section 264(e)) if the loan interest is "personal interest".


POLICY CHANGES: Changing ownership, exchanging or assigning the policy may have tax consequences, depending on the circumstances.

OTHER TAXES: Federal estate tax, state and local estate or inheritance tax, federal or state gift tax and other tax consequences of ownership or receipt of policy proceeds will also depend on the circumstances. Under current tax law, the estate tax is repealed for the year 2010, but will be reinstated unless Congress acts by 2011. If Congress does not act by 2011, the laws governing estate taxes will apply as if the Economic Growth and Tax Relief Reconciliation Act of 2001 had never been passed. State laws are also subject to change.

 52  RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE -- PROSPECTUS

TAX-DEFERRED RETIREMENT PLANS: The policy may be used in conjunction with certain retirement plans that are already tax-deferred under the Code. The policy will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is tax-deferred. Since the rules governing such use are complex, a purchaser should consult a competent pension consultant, tax adviser and legal adviser prior to purchasing a policy in conjunction with a retirement plan, and consider, without limitation, (i) the deductibility to the employer and the inclusion in gross income to the employee of amounts used to purchase insurance in conjunction with a qualified retirement plan, (ii) the taxation of insurance proceeds upon death for insurance in conjunction with a qualified retirement plan, and (iii) the appropriateness of and limitations on the purchase of insurance in conjunction with the retirement plan, (iv) any limitation on the amount of life insurance that is allowed to be purchased by a qualified plan in order for a plan to maintain its qualified status, and (v) the tax treatment of the policy should the policy be distributed by a qualified plan to a participant in the qualified plan.

On July 6, 1983, the Supreme Court held in Norris v. Arizona Governing Committee that optional annuity benefits provided under an employee's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of sex. Since the policy's cost of insurance rates and purchase rates for certain settlement options distinguish between men and women, employers and employee organizations should consult with their legal advisers before purchasing the policy for any employment-related insurance or benefit program.


EMPLOYER-OWNED LIFE INSURANCE: The passage of the Pension Protection Act (PPA) in Aug. of 2006 brought about new requirements that business owners/employer's must meet regarding employer-owned life insurance (EOLI). An EOLI contract is any life insurance contract owned by a person engaged in a trade or business and under which such person or any related person is directly or indirectly a beneficiary under the contract and that covers the life of an employee of the employer (or a related person). Unless specified requirements are met, any death benefits in excess of the premiums paid are taxed.


The PPA created a new section of the Federal tax code, IRC Section 101(j). This Section specifies that, for the death benefit of an EOLI policy to maintain its tax-free nature, it must meet the criteria for one of the exception categories outlined in IRC Section 101(j) and meet all the proper notice and consent requirements. The provision also requires annual reporting and recordkeeping by employers that own one or more employer-owned life insurance contract(s). These requirements should be considered and reviewed with appropriate counsel prior to purchasing an employer owned life insurance policy.


SPLIT DOLLAR ARRANGEMENTS



The following is a general discussion of the federal income tax implications of a split dollar arrangement entered into under the regulations issued on Sept. 11, 2003 and that apply to arrangements entered into or materially modified on or after Sept. 17, 2003. You should consult your legal and tax advisers before developing or entering into a split dollar arrangement.



A life insurance policy purchased as part of a split dollar arrangement provides funding for individual cash value life insurance. The arrangement divides or 'splits' the death benefit and the living benefits between two parties. The objective of a split dollar arrangement is to join together the life insurance needs of one party with the premium paying ability of another. Often this means cooperation between an employee and his or her employer, but the arrangement may be used in other relationships -- corporation-shareholder, parent-child, donor-donee.



The Treasury regulations define a split dollar life insurance arrangement as "any arrangement between an owner of a life insurance contract and a non-owner of the contract under which either party to the arrangement pays all or part of the premiums, and one of the parties paying the premiums is entitled to recover (either conditionally or unconditionally) all or any portion of those premiums and such recovery is to be made from, or is secured by, the proceeds of the contract." The definition is not intended to include life insurance plans where only one party has all the rights to the policy such as group-term plans (Section 79 of the Code), executive bonus arrangements or key-person plans.



MUTUALLY EXCLUSIVE REGIMES



The regulations provide for two mutually exclusive regimes for taxing split-dollar life insurance arrangements. The regulations apply for purposes of income tax, gift tax, FICA, FUTA, SECA, and wage withholding. The regulations require both the owner and non-owner of a life insurance contract to fully account for all amounts under the arrangement under the rules that apply to the regime under which the arrangement is taxed.



I. ECONOMIC BENEFIT SPLIT DOLLAR -- Under the economic benefit regime, the owner of the life insurance contract is treated as providing economic benefits to the non-owner of the contract. The economic benefit regime generally will govern the taxation of endorsement arrangements. In addition, a special rule requires the economic benefit regime to apply (and the loan regime not to apply) to any split-dollar life insurance arrangement if: (i) the arrangement is entered into in connection with the performance of services, and the employee or service provider is not the owner of the life insurance contract; or (ii) the arrangement is entered into between a donor and a donee (for example, a life insurance trust) and the donee is not the owner of the life insurance contract.


                     RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE -- PROSPECTUS   53

The value of the economic benefits, reduced by any consideration paid by the non-owner to the owner, is treated as transferred from the owner to the non-owner. The tax consequences of that transfer will depend on the relationship between the owner and the non-owner. Thus, the transfer may constitute a payment of compensation, a dividend, a gift, or a transfer having a different tax character. The possible economic benefits provided to the non-owner can include the value of current life insurance coverage, any portion of the cash surrender value available to the non-owner, and any other economic benefit.



II. LOAN (COLLATERAL ASSIGNMENT) SPLIT DOLLAR -- Under the loan regime, the non-owner of the life insurance policy is treated as loaning the amount of its premium payments to the owner of the policy. Generally, the policy is held as collateral for the loan. The loan regime generally will govern the taxation of collateral assignment arrangements. Under the regulations, a payment made pursuant to a split dollar arrangement is a split dollar loan and the owner and non-owner are treated, respectively, as borrower and lender if (i) the payment is made either directly or indirectly by the non-owner to the owner; (ii) the payment is either a loan under general principals of Federal tax law or a reasonable person would expect the payment to be repaid in full to the non-owner (whether with or without interest); and (iii) the repayment is to be made from, or is secured by, either the policy's death benefit proceeds or its cash surrender value. If a split dollar loan does not provide for sufficient interest, the loan generally is treated as a below-market split dollar loan subject to Section 7872 of the Code. If the split dollar loan provides for sufficient interest, then, except as provided in Section 7872 of the Code, the loan is subject to the general rules for debt instruments (including the rules for original issue discount under Sections 1271 through 1275 of the Code). In general, interest on a split dollar loan is not deductible by the borrower.



EOLI REQUIREMENTS MAY APPLY



For situations in which the owner and beneficiary of a policy is the employer of an insured employee, the requirements of Section 101(j) of the Code may apply (see EOLI section above). Discuss your situations with appropriate legal counsel.



TAXATION -- DETERMINED BY POLICY OWNERSHIP



The tax treatment will depend on the structure of the agreement and who is deemed to be the owner of the policy. The specific tax ramifications (i.e. compensation, gift taxes, etc.) will depend on the relationship between the owner and the non-owner. The regulations have taken a simple approach to determine which of the two regimes applies, based on policy ownership. Generally, the owner is the person named as owner under the policy. However, certain exceptions apply and special rules are provided for determining the owner if 2 or more persons are designated as policy owners. Clarity is provided by the regulations in situations where there are two or more owners named or where different types of trusts hold the policy. If you are considering a split dollar arrangement, you should consult your legal and tax adviser.



SECTION 409A



The general rules for the taxation non-qualified deferred compensation plans in
Section 409A may apply to split-dollar arrangements. Notice 2007-34 provides guidance regarding the application of Section 409A to split-dollar arrangements.


DISTRIBUTION OF THE POLICY

RiverSource Distributors, Inc. (RiverSource Distributors), our affiliate, serves as the principal underwriter and general distributor of the policy. Its office is located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. RiverSource Distributors is a wholly-owned subsidiary of Ameriprise Financial, Inc.

SALES OF THE POLICY


- Only securities broker-dealers ("selling firms") registered with the SEC and members of the FINRA may sell the policy.


- The policies are continuously offered to the public through authorized selling firms. We and RiverSource Distributors have a sales agreement with the selling firm. The sales agreement authorizes the selling firm to offer the policies to the public. We agree to pay the selling firm (or an affiliated insurance agency) for policies its sales representatives sell. The selling firm may be required to return sales commissions under certain circumstances including but not limited to when policies are returned under the free look period.

PAYMENTS TO THE SELLING FIRMS

- We may use compensation plans which vary by selling firm. In general, we pay selling firms a commission of up to 6% of the initial single premium. We determine the target premium, which varies by age, gender, and risk classification of the insured at the time of issue as well as by the specified amount of the policy. Each year we also pay selling firms a service fee of up to 0.25% of the policy value, less indebtedness. We pay additional commissions to selling firms if an increase in coverage occurs. We do not pay or withhold payment of commissions based on which subaccounts you choose to allocate your premiums.

 54  RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE -- PROSPECTUS

- We may utilize other or additional compensation plans, including compensation plans that pay additional compensation when volume goals we set are achieved. These goals may be based on total sales in a period we establish and may include sales of other insurance and investment products we or an affiliate offer. As noted below, compensation plans which vary with the volume of sales may create conflicts of interest.

- In addition to commissions, we may, in order to promote sales of the policies, and as permitted by applicable laws and regulations, pay or provide selling firms with other promotional incentives in cash, credit or other compensation. We generally (but may not) offer these promotional incentives to all selling firms. The terms of such arrangements differ between selling firms. These promotional incentives may include but are not limited to:

   -- sponsorship of marketing, educational, due diligence and compliance meetings and conferences we or the selling firm may conduct for sales representatives, including subsidy of travel, meal, lodging, entertainment and other expenses related to these meetings;

   -- marketing support related to sales of the policy including for example, the creation of marketing materials, advertising and newsletters;

   -- providing services to policy owners; and

   -- funding other events sponsored by a selling firm that may encourage the selling firm's sales representatives to sell the policy.

These promotional incentives or reimbursements may be calculated as a percentage of the selling firm's aggregate, net or anticipated sales and/or total assets attributable to sales of the policy, and/or may be a fixed dollar amount. As noted below, this additional compensation may cause the selling firm and its sales representatives to favor the policies.

SOURCES OF PAYMENTS TO SELLING FIRMS

- We pay the commissions and other compensation described above from our assets.

- Our assets may include:

   -- revenues we receive from fees and expenses that you will pay when buying, owning and surrendering the policy (see "Fee Tables");

   -- compensation we or an affiliate receive from the underlying funds in the form of distribution and services fees (see "The Variable Account and the Funds -- The funds");

   -- compensation we or an affiliate receive from a fund's investment adviser, subadviser, distributor or an affiliate of any of these (see "The Variable Account and the Funds -- The funds"); and

   -- revenues we receive from other contracts and policies we sell that are not securities and other businesses we conduct.

- You do not directly pay the commissions and other compensation described above as the result of a specific charge or deduction under the policy. However, you may pay part or all of the commissions and other compensation described above indirectly through:

   -- fees and expenses we collect from policy owners, including surrender charges; and

   -- fees and expenses charged by the underlying funds in which the subaccounts you select invest, to the extent we or one of our affiliates receive revenue from the funds or an affiliated person.

POTENTIAL CONFLICTS OF INTEREST

Compensation payment arrangements with selling firms can potentially:

- give selling firms a heightened financial incentive to sell the policy offered in this prospectus over another investment with lower compensation to the selling firm.

- cause selling firms to encourage their sales representatives to sell you the policy offered in this prospectus instead of selling you other alternative investments that may result in lower compensation to the selling firm.

- cause a selling firm to grant us access to its sales representatives to promote sales of the policy offered in this prospectus, while denying that access to other firms offering similar policies or other alternative investments which may pay lower compensation to the selling firm.

PAYMENTS TO SALES REPRESENTATIVES

- The selling firm pays its sales representatives. The selling firm decides the compensation and benefits it will pay its sales representatives.

                     RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE -- PROSPECTUS   55

- To inform yourself of any potential conflicts of interest, ask your sales representative before you buy how the selling firm and its sales representatives are being compensated and the amount of the compensation that each will receive if you buy the policy.

LEGAL PROCEEDINGS


RiverSource Life is involved in the normal course of business in legal and regulatory proceedings, or regulatory requests for information, concerning matters arising in connection with the conduct of our general business activities as well as generally applicable to business practices in the insurance industry. From time to time, we receive requests for information from, or have been subject to examination by, the SEC, the Financial Industry Regulatory Authority, commonly referred to as FINRA, and several state authorities concerning our business activities and practices. These requests generally include suitability, late trading, market timing, compensation and disclosure of revenue sharing arrangements with respect to our annuity and insurance products. We have cooperated with and will continue to cooperate with the applicable regulators regarding their inquiries and examinations.



RiverSource Life is involved in other proceedings concerning matters arising in connection with the conduct of its business activities. RiverSource Life believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory proceedings that would have a material adverse effect on its consolidated financial condition, results of operations or liquidity. However, it is possible that the outcome of any such proceedings could have a material adverse impact on results of operations in any particular reporting period as the proceedings are resolved.


POLICY ILLUSTRATIONS

The following tables illustrate how policy values, cash surrender values and death benefits can change over time based on specific assumptions about investment returns, expenses, risk classification of the insured, death benefit, premiums, loans and partial surrenders. A change in any of the assumptions will change the illustrated results.

You may obtain illustrations like those shown below based on the particular characteristics of the person you want to insure by contacting us at the address or phone number on the first page of the prospectus. If you purchase a policy, we will provide you with a projection of future death benefits and policy values upon written request. This projection will be based on assumptions to which we agree as to specified amount, death benefit option and future premium payments.

UNDERSTANDING THE ILLUSTRATIONS

RATES OF RETURN: The illustrations uniformly assume gross rates of return 0%, 6% or 12% for each policy year. These gross rates of return do not reflect the deduction of charges and expenses of the funds.

EXPENSES: The policy values illustrated reflect the deduction of the following expenses:

- Premium expense charges;

- Cost of insurance charges;

- Mortality and expense risk charges; and

- Annual operating expenses of the funds.

We show the impact of the cost of insurance charges, policy fees and the mortality and expense risk charges under two different scenarios:

- Current charges in all years illustrated; and

- Guaranteed charges in all years illustrated.

All charges reflected in the illustrated policy values below are described in detail in the sections entitled "Fee Tables" and "Loads, Fees and Charges." These sections describe the charges reflected in the illustrated policy values. These sections also describe the various charges that are deducted. The illustrated policy values reflect the timing of these deductions, however, they do not reflect charges for optional insurance benefits. Adding optional insurance benefits which have charges (see "Fee Tables") would result in additional charges, which would reduce the illustrated policy values.


We show the impact of the annual operating expenses of the funds by using the arithmetic average of annual operating expenses (including management fees, 12b-1 fees and other expenses) of all funds listed in the Fee Tables. The arithmetic average of all fund operating expenses used in the following illustrations is 1.04% of average daily net assets. Actual policy values would reflect the annual operating expenses of each fund in which policy values were invested and therefore may be higher or lower than those illustrated using the arithmetic average of all fund expenses.


 56  RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE -- PROSPECTUS

RISK CLASSIFICATION OF THE INSURED: The illustration assumes the insured is a female, age 65, in our nonsmoker risk classification. Illustrated policy values would be lower if the assumed insured did not qualify as a nonsmoker risk.

DEATH BENEFIT: The death benefit illustrated is based on the assumed initial single premium and the assumed risk classification of the insured. The death benefit remains level in all years illustrated.

PREMIUMS: The illustrations assume an initial single premium of $48,544 is paid in full on the policy date and that no additional premiums are paid. Results would differ if:

- The initial single premium is different.

- Additional premiums are paid.

LOANS AND PARTIAL SURRENDER: The policy values illustrated assume no loans or partial surrenders are taken. If loans or partial surrenders were taken, illustrated policy values would be lower.

                     RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE -- PROSPECTUS   57

ILLUSTRATION

--------------------------------------------------------------------------------

INITIAL SPECIFIED AMOUNT $115,000                          CURRENT COSTS ASSUMED


                                                         INITIAL PREMIUM $48,544


                                FEMALE -- AGE 65


                                   NONSMOKER

--------------------------------------------------------------------------------

          PREMIUM(1)
          ACCUMULATED                DEATH BENEFIT                            POLICY VALUE
END OF    WITH ANNUAL         ASSUMING HYPOTHETICAL GROSS             ASSUMING HYPOTHETICAL GROSS
POLICY     INTEREST           ANNUAL INVESTMENT RETURN OF             ANNUAL INVESTMENT RETURN OF
YEAR         AT 5%          0%            6%            12%         0%           6%            12%
------------------------------------------------------------------------------------------------------
   1         50,971       115,000       115,000         115,000    45,200       48,013          50,826
   2         53,520       115,000       115,000         115,000    43,231       48,899          54,912
   3         56,196       115,000       115,000         115,000    41,171       49,743          59,394
   4         59,006       115,000       115,000         115,000    39,014       50,544          64,333
   5         61,956       115,000       115,000         115,000    36,740       51,291          69,788
   6         65,054       115,000       115,000         115,000    34,325       51,966          75,831
   7         68,306       115,000       115,000         115,000    31,725       52,541          82,542
   8         71,722       115,000       115,000         115,000    28,883       52,979          90,021
   9         75,308       115,000       115,000         115,000    25,740       53,241          98,401
  10         79,073       115,000       115,000         115,402    22,222       53,282         107,852
  15        100,920            --       115,000         180,690        --       48,511         172,085
  20        128,802            --       115,000         286,021        --       25,078         272,401
  25        164,387            --            --         446,598        --           --         425,332
  30        209,805            --            --         673,732        --           --         667,062
  35        267,770            --            --       1,076,264        --           --       1,076,264
------------------------------------------------------------------------------------------------------


                CASH SURRENDER VALUE
END OF      ASSUMING HYPOTHETICAL GROSS
POLICY      ANNUAL INVESTMENT RETURN OF
YEAR      0%           6%            12%
------
   1     41,705       44,518          47,331
   2     40,124       45,792          51,805
   3     38,452       47,025          56,676
   4     36,683       48,214          62,003
   5     34,799       49,349          67,847
   6     32,772       50,413          74,278
   7     30,560       51,376          81,377
   8     28,107       52,202          89,244
   9     25,352       52,853          98,012
  10     22,222       53,282         107,852
  15         --       48,511         172,085
  20         --       25,078         272,401
  25         --           --         425,332
  30         --           --         667,062
  35         --           --       1,076,264
------



(1) This information is for comparative purposes only. There is no such option available under your policy.



THE ABOVE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND YOU SHOULD NOT CONSIDER THEM TO BE A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, POLICY VALUE AND CASH SURRENDER VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF RETURNS AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. WE DO NOT REPRESENT THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.


 58  RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE -- PROSPECTUS

ILLUSTRATION
--------------------------------------------------------------------------------
INITIAL SPECIFIED AMOUNT $115,000                       GUARANTEED COSTS ASSUMED
                                                         INITIAL PREMIUM $48,544
                                FEMALE -- AGE 65
                                   NONSMOKER
--------------------------------------------------------------------------------

          PREMIUM(1)
          ACCUMULATED                DEATH BENEFIT                            POLICY VALUE
END OF    WITH ANNUAL         ASSUMING HYPOTHETICAL GROSS             ASSUMING HYPOTHETICAL GROSS
POLICY     INTEREST           ANNUAL INVESTMENT RETURN OF             ANNUAL INVESTMENT RETURN OF
YEAR         AT 5%          0%            6%            12%         0%           6%            12%
------------------------------------------------------------------------------------------------------
   1         50,971       115,000       115,000         115,000    45,194       48,007          50,820
   2         53,520       115,000       115,000         115,000    43,210       48,878          54,891
   3         56,196       115,000       115,000         115,000    41,128       49,701          59,352
   4         59,006       115,000       115,000         115,000    38,938       50,469          64,261
   5         61,956       115,000       115,000         115,000    36,619       51,172          69,677
   6         65,054       115,000       115,000         115,000    34,142       51,789          75,671
   7         68,306       115,000       115,000         115,000    31,457       52,286          82,322
   8         71,722       115,000       115,000         115,000    28,505       52,624          89,732
   9         75,308       115,000       115,000         115,000    25,212       52,754          98,036
  10         79,073       115,000       115,000         115,000    21,500       52,627         107,410
  15        100,920            --       115,000         179,776        --       45,959         171,215
  20        128,802            --       115,000         283,943        --       15,221         270,422
  25        164,387            --            --         441,135        --           --         420,128
  30        209,805            --            --         661,991        --           --         655,437
  35        267,770            --            --       1,057,509        --           --       1,057,509
------------------------------------------------------------------------------------------------------


                CASH SURRENDER VALUE
END OF      ASSUMING HYPOTHETICAL GROSS
POLICY      ANNUAL INVESTMENT RETURN OF
YEAR      0%           6%            12%
------
   1     41,699       44,511          47,325
   2     40,103       45,771          51,784
   3     38,410       46,982          56,634
   4     36,608       48,139          61,930
   5     34,677       49,230          67,735
   6     32,588       50,235          74,117
   7     30,292       51,121          81,157
   8     27,728       51,847          88,956
   9     24,824       52,366          97,647
  10     21,500       52,627         107,410
  15         --       45,959         171,215
  20         --       15,221         270,422
  25         --           --         420,128
  30         --           --         655,437
  35         --           --       1,057,509
------



(1) This information is for comparative purposes only. There is no such option available under your policy.



THE ABOVE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND YOU SHOULD NOT CONSIDER THEM TO BE A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, POLICY VALUE AND CASH SURRENDER VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF RETURNS AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. WE DO NOT REPRESENT THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.


                     RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE -- PROSPECTUS   59

KEY TERMS

These terms can help you understand details about your policy.

ACCUMULATION UNIT: An accounting unit used to calculate the policy value of the subaccounts prior to the insured's death.

ATTAINED INSURANCE AGE: The insured's insurance age plus the number of policy anniversaries since the policy date. Attained insurance age changes only on a policy anniversary.

CASH SURRENDER VALUE: Proceeds received if you surrender the policy in full, or the amount payable if the insured's death occurs on or after the insured has attained insurance age 100. The cash surrender value equals the policy value minus indebtedness and any applicable surrender charges.

CLOSE OF BUSINESS: The time the New York Stock Exchange (NYSE) closes, 4 p.m., Eastern time unless the NYSE closes earlier.

CODE: The Internal Revenue Code of 1986, as amended.

DEATH BENEFIT VALUATION DATE: The date of the insured's death when death occurs on a valuation date. If the insured does not die on a valuation date, then the death benefit valuation date is the next valuation date following the date of the insured's death.

FIXED ACCOUNT: The general investment account of RiverSource Life. The fixed account is made up of all of RiverSource Life's assets other than those held in any separate account.

FIXED ACCOUNT VALUE: The portion of the policy value that you allocate to the fixed account, including indebtedness.

FUNDS: Mutual funds or portfolios, each with a different investment objective. (See "The Variable Account and the Funds.") Each of the subaccounts of the variable account invests in a specific one of these funds.

INDEBTEDNESS: All existing loans on the policy plus interest that has either been accrued or added to the policy loan.

INSURANCE AGE: The insured's age, based upon his or her last birthday on the date of the application.

INSURED: The person whose life is insured by the policy.

LAPSE: The policy ends without value and no death benefit will be paid.

MINIMUM MONTHLY PREMIUM: The premium required to keep the NLG in effect. We show the minimum monthly premium in your policy.

MONTHLY DATE: The same day each month as the policy date. If there is no monthly date in a calendar month, the monthly date is the first day of the next calendar month.

NET AMOUNT AT RISK: A portion of the death benefit, equal to the total current death benefit minus the policy value. This is the amount to which we apply cost of insurance rates in determining the monthly cost of insurance.

NET PREMIUM: The premium paid minus the premium expense charge.

NO LAPSE GUARANTEE (NLG): A feature of the policy guaranteeing that the policy will not lapse before the insured has attained insurance age 70 (or five policy years, if later) (always five policy years if the policy is purchased in New Jersey, Massachusetts or Texas). The guarantee is in effect if you meet certain premium payment requirements.

OWNER: The entities to which, or individuals to whom, we issue the policy or to whom you subsequently transfer ownership. In the prospectus "you" and "your" refer to the owner.

POLICY ANNIVERSARY: The same day and month as the policy date each year the policy remains in force.

POLICY DATE: The date we issue the policy and from which we determine policy anniversaries, policy years and policy months.

POLICY VALUE: The sum of the fixed account value plus the variable account value.

PROCEEDS: The amount payable under the policy as follows:

- Upon death of the insured prior to the date the insured has attained insurance age 100, proceeds will be the death benefit in effect as of the date of the insured's death, minus any indebtedness.

- Upon death of the insured on or after the insured has attained insurance age 100, proceeds will be the cash surrender value.

- On surrender of the policy, the proceeds will be the cash surrender value.

RISK CLASSIFICATION: A group of insureds that RiverSource Life expects will have similar mortality experience.

RIVERSOURCE LIFE: In this prospectus, "we," "us," "our" and "RiverSource Life" refer to RiverSource Life Insurance Company.

SCHEDULED PREMIUM: A premium you select at the time of application, of a level amount, at a fixed interval of time.

 60  RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE -- PROSPECTUS

SPECIFIED AMOUNT: An amount we use to determine the death benefit and the proceeds payable upon death of the insured prior to the insured's attained insurance age 100. We show the initial specified amount in your policy.

SUBACCOUNTS: One or more of the investment divisions of the variable account, each of which invests in a particular fund.

SURRENDER CHARGE: A charge we assess against the policy value at the time of surrender, or if the policy lapses, during the first ten years of the policy and for ten years after an increase in coverage.

VALUATION DATE: Any normal business day, Monday through Friday, on which the New York Stock Exchange (NYSE) is open, up to the close of business. At the close of business, the next valuation date begins.

VALUATION PERIOD: The interval that commences at the close of business on each valuation date and goes up to the close of business on the next valuation date.

VARIABLE ACCOUNT: RiverSource Variable Life Separate Account consisting of subaccounts, each of which invests in a particular fund. The policy value in each subaccount depends on the performance of the particular fund.

VARIABLE ACCOUNT VALUE: The sum of the values that you allocate to the subaccounts of the variable account.

FINANCIAL STATEMENTS

You can find our audited financial statements and the audited financial statements of the subaccounts in the Statement of Additional Information (SAI). The SAI does not include audited financial statements for subaccounts that are new and have no activity as of the financial statements date.

                     RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE -- PROSPECTUS   61

                       THIS PAGE LEFT BLANK INTENTIONALLY

 62  RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE -- PROSPECTUS

                       THIS PAGE LEFT BLANK INTENTIONALLY

                     RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE -- PROSPECTUS   63

(RIVERSOURCE INSURANCE LOGO)

RiverSource Life Insurance Company
70100 Ameriprise Financial Center
Minneapolis, MN 55474
(800) 862-7919

    Additional information about RiverSource Variable Life Separate Account (Registrant) is included in the SAI. The SAI and personal illustrations of death benefits, cash surrender values, and policy values are available, without charge, upon request. To request the SAI or a personal illustration, or for other inquiries about the policies, contact your sales representative or
           RiverSource Life Insurance Company at the telephone number and address listed below. The SAI dated the same date as this prospectus, is incorporated by reference into this prospectus.

                       RiverSource Life Insurance Company
            70100 Ameriprise Financial Center, Minneapolis, MN 55474
                                 (800) 862-7919
                         riversource.com/lifeinsurance

You may review and copy information about the Registrant, including the SAI, at the SEC's Public Reference Room in Washington, D.C.
 (for information about the public reference room call 1-202-942-8090). Reports and other information about the Registrant are available on the EDGAR Database on the SEC's Internet site at www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfor@sec.gov, or by writing to the Public Reference Section of the SEC,
                  100 F Street, N.E., Washington, D.C. 20549.

                     Investment Company Act File #811-4298


   RiverSource Distributors, Inc. (Distributor), Member FINRA. Insurance and annuity products are issued by RiverSource Life Insurance Company.


     Both companies are affiliated with Ameriprise Financial Services, Inc.



        (C) 2008 RiverSource Life Insurance Company All rights reserved.



S-6199 K (5/08)

                   PART B: STATEMENT OF ADDITIONAL INFORMATION

The combined statement of Additional Information relating to RiverSource Variable Life Separate Account filed electronically in Post-Effective Amendment No. 23 to Registration Statement No. 033-62457 filed on or about April 28, 2008 with an effective date of May 1, 2008 is incorporated herein by reference.

                            PART C: OTHER INFORMATION

Item 26. Exhibits - Except as noted below, all required exhibits have been previously filed and are incorporated by reference from prior Registration Statements of the Depositor.

(a)(1) Resolution of Board of Directors of IDS Life Insurance Company establishing the Trust, adopted May 9, 1985, filed as Exhibit 1(a) to Post-Effective Amendment No. 12, File No. 33-11165 is incorporated herein by reference.

(a)(2) Resolution of Board of Directors of IDS Life Insurance Company reconstituting the Trust, adopted October 16, 1985, filed electronically as
Exhibit 1(b) to Post-Effective Amendment No. 12, File No. 33-11165 is incorporated herein by reference.

(a)(3) Resolution of Board of Directors of IDS Life Insurance Company reconstituting the Trust, adopted August 5, 1994 and filed as an Exhibit to Registrant's Form N-8B-2 with Pre-Effective Amendment No.1, File No. 33-62457 and is herein incorporated by reference.

(a)(4) Resolution of Board of Directors of IDS Life Insurance Company establishing 27 subaccounts dated May 21, 2002 as Exhibit 1.A.(1)(d) to Pre-Effective Amendment No. 1 to Registration Statement No. 333-83456 filed electronically on or about May 28, 2002 is incorporated herein by reference.

(a)(5) Board Resolution for establishment of 81 subaccounts dated August 30, 2005 filed electronically on or about April 26, 2006 as Exhibit (a)(5) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 and is incorporated herein by reference.

(a)(6) Unanimous Written Consent of the Board of Directors In Lieu of a Meeting for IDS Life Insurance Company, adopted December 8, 2006 for the Re-designation of the Separate Accounts to Reflect Entity Consolidation and Rebranding filed electronically as Exhibit 27(a)(6)to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is herein incorporated by reference.

(a)(7) Board Resolution for establishment of 91 subaccounts dated April 24, 2007 filed electronically as Exhibit (a)(7) to Post-Effective Amendment No. 30 to Registration Statement No. 333-69777 and is incorporated herein by reference.

(b) Not applicable.

(c)(1) Form of Principal Underwriter Agreement for RiverSource Life Insurance Company Variable Annuities and Variable Life Insurance filed electronically as
Exhibit 3.1 to Initial Registration Statement on Form N-4 for RiverSource Variable Annuity Account (previously American Enterprise Variable Annuity Account), RiverSource Signature(SM) Select Variable Annuity and RiverSource Signature(SM) Variable Annuity, on or about Jan. 2, 2007, is incorporated by reference.

(d)(1) Flexible Premium Variable Life Insurance Policy filed electronically as Exhibit (d)(1) to Post-Effective Amendment No. 11 to Registration Statement No. 333-83456 and is incorporated herein by reference.

(e)(1) Form of Application for the Flexible Premium Variable Life Insurance Policy (AXP SPVL) filed electronically as Exhibit 1.A.(10) to Pre-Effective Amendment No. 1 to Registration Statement (333-83456)filed on or about May 28, 2002 is incorporated herein by reference.

(f)(1) Copy of Certificate of Amendment of Certificate of Incorporation of IDS Life Insurance Company dated June 22, 2006, filed electronically as Exhibit
(f)(1) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.

(f)(2) Copy of Amended and Restated By-laws of RiverSource Life Insurance Company filed electronically as Exhibit 27(f)(2) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated by reference.

(f)(3) Copy of Amended and Restated By-laws of IDS Life Insurance Company, filed electronically as Exhibit 6.2 to Post-Effective Amendment No. 13 to Registration Statement No. 33-47302, is incorporated by reference.

(g) Not applicable.

(h)(1) Copy of Amended and Restated Participation Agreement dated April 17, 2006, by and among AIM Variable Insurance Funds, AIM Distributors, Inc. American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company, and Ameriprise Financial Services, Inc. filed electronically as Exhibit 27(h)(1) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.

(h)(2) Copy of Amended and Restated Participation Agreement dated August 1, 2006, among American Enterprise Life Insurance Company, IDS Life Insurance Company, Ameriprise Financial Services, Inc., AllianceBernstein L.P. and AllianceBernstein Investments, Inc. filed electronically as Exhibit 27(h)(20) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.

(h)(3) Copy of Amended and Restated Fund Participation Agreement dated June 1, 2006, by and among American Centurion Life Assurance Company, American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company, IDS Life Insurance Company of New York, Ameriprise Financial Services, Inc. and American

Century Investment Services, Inc. filed electronically as Exhibit 27(h)(3) to Post-Effective Amendment No. 22 to Registration Statement No. 333-44644 is incorporated herein by reference.

(h)(4) Copy of Amended and Restated Participation Agreement dated June 19, 2006, by and among Calvert Variable Series, Inc., Calvert Asset Management Company, Inc., Calvert Distributors, Inc. and IDS Life Insurance Company filed electronically as Exhibit 27(h)(4) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.

(h)(5) Copy of Evergreen Variable Annuity Trust Amended and Restated Participation Agreement dated June 1, 2006, by and among American Enterprise Life Insurance Company, IDS Life Insurance Company and Evergreen Variable Annuity Trust filed electronically as Exhibit 27(h)(6) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.

(h)(6) Copy of Amended and Restated Participation Agreement dated June 9, 2006, by and among American Enterprise Life Insurance Company, IDS Life Insurance Company, Goldman Sachs Variable Insurance Trust and Goldman, Sachs & Co. filed herewith as Exhibit 27(h)(24) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.

(h)(7) Copy of Janus Aspen Series Amended and Restated Fund Participation Agreement dated September 1, 2006, by and among American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company and Janus Apsen Series filed electronically as Exhibit 27(h)(12) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.

(h)(8) Copy of Amended and Restated Fund participation Agreement dated January 1, 2007, among Variable Insurance Products Funds, Fidelity Distributors Corporation and RiverSource Life Insurance company filed electronically as
Exhibit 8.6 to RiverSource Variable Annuity Account's Post-Effective Amendment No. 2 to Registration Statement No. 333-139760 on or about April 24, 2008 is incorporated herein by reference.

(h)(9) Copy of Amended and Restated Fund Participation Agreement dated March 30, 2007, among Oppenheimer Variable Account Funds, Oppenheimer Funds, Inc. and RiverSource Life Insurance Company filed electronically as Exhibit 8.21 to RiverSource Variable Annuity Account's Post-Effective Amendment No. 2 to Registration Statement No. 333-139760 on or about April 24, 2008 is incorporated herein by reference.

(h)(10) Copy of Amended and Restated Fund Participation Agreement dated September 1, 2006, among Pioneer Variable Contracts Trust, IDS Life Insurance Company, Pioneer Investment Management, Inc., and Pioneer Funds Distributor, Inc. filed electronically as Exhibit 27(h)(15) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.

(h)(11) Copy of Amended and Restated Participation Agreement dated August 1, 2005, by and between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., American

Centurion Life Assurance Company, American Enterprise Life Insurance Company, IDS Life Insurance Company, IDS Life Insurance Company of New York and Ameriprise Financial Services, Inc. (formerly American Express Financial Advisors Inc.) filed electronically on or about April 26, 2006 as Exhibit
(h)(10) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 and is incorporated herein by reference.

(h)(12) Copy of Participation Agreement dated January 1, 2007, by and among RiverSource Life Insurance Company, RiverSource Life Insurance Co. of New York and RiverSource Distributors, Inc. filed electronically as Exhibit 8.8 to Post-Effective Amendment No. 1 to Registration Statement No. 333-139761 is incorporated herein by reference.

(h)(13) Copy of Participation Agreement dated March 1, 2006, among IDS Life Insurance Company, PIMCO Variable Insurance Trust and Allianz Global Investors Distributors LLC filed electronically as Exhibit 8.19 to Post-Effective Amendment No. 41 to Registration Statement No. 333-79311 is incorporated herein by reference.

(h)(14) Copy of Amended and Restated Participation Agreement among MFS Variable Insurance Trust, IDS Life Insurance Company, American Enterprise Life Insurance Company and Massachusetts Financial Services Company, dated June 9, 2006, filed electronically as Exhibit (h)(14) to Post-Effective Amendment No. 30 to Registration Statement No. 333-69888 and is incorporated herein by reference.

(h)(15) Copy of Amended and Restated Fund Participation Agreement dated January 1, 2007, by and among RiverSource Life Insurance Company, Putnam Variable Trust and Putnam Retail Management Limited Partnership filed electronically as Exhibit
8.2 to RiverSource Variable Annuity Account's Post-Effective Amendment No. 2 to Registration Statement No. 333-139760 on or about April 24, 2008 is incorporated herein by reference.

(h)(16) Copy of Fund Participation Agreement dated April 2, 2007, among RiverSource Life Insurance Company, Wanger Advisors Trust, Columbia Wanger Asset Management, L.P. and Columbia Management Distributors, Inc. filed electronically as Exhibit 8.11 to RiverSource Variable Annuity Account's Post-Effective Amendment No. 2 to Registration Statement No. 333-139760 on or about April 24, 2008 is incorporated herein by reference.

(h)(17) Copy of Participation Agreement by and among Wells Fargo Variable Trust and RiverSource Life Insurance Company, RiverSource Distributors, Inc. and Wells Fargo Funds Distributor, LLC dated January 1, 2007 filed electronically as Exhibit (h)(21) to Post-Effective Amendment No. 30 to Registration Statement No. 333-69777 and is herein incorporated by reference.

(h)(18) Copy of Fund Participation Agreement dated January 1, 2007, by and among, RiverSource Life Insurance, RiverSource Distributors, Inc., Lazard Asset Management Securities LLC and Lazard Retirement Series, Inc. filed electronically as Exhibit (h)(26) to Post-Effective Amendment No. 30 to Registration Statement No. 333-69777 and is herein incorporated by reference.

(h)(19) Copy of Amended and Restated Fund Participation Agreement dated January 1, 2007, by and among, Royce Capital Fund, Royce & Associates LLC and RiverSource Life Insurance Company filed electronically as Exhibit (h)(27) to Post-Effective Amendment No. 30 to Registration Statement No. 333-69777 and is herein incorporated by reference.

(h)(20) Copy of Fund Participation Agreement dated May 1, 2006 among American Enterprise Life Insurance Company, IDS Life Insurance Company, Columbia Funds Variable Insurance Trust I, Columbia Management Advisors, LLC and Columbia Management Distributors, Inc. filed electronically as Exhibit 27(h) (22) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 and is incorporated herein by reference.

(h)(21) Copy of Amended and Restated Participation Agreement dated May 1, 2006, by and among American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company, Credit Suisse Trust, Credit Suisse Asset Management, LLC. and Credit Suisse Asset Management Securities, Inc. filed electronically as Exhibit 8.6 to Post-Effective Amendment No. 41 to Registration Statement No. 333-79311 is incorporated herein by reference.

(h)(22) Copy of Amended and Restated Participation Agreement dated May 1, 2006, among Van Kampen Life Investment Trust, Van Kampen Funds Inc., Van Kampen Asset Management, American Enterprise Life Insurance Company and IDS Life Insurance Company filed electronically as Exhibit 8.26 to Post-Effective Amendment No. 41 to Registration Statement No. 333-79311 is incorporated herein by reference.

(h)(23) Copy of Participation Agreement dated May 1, 2006, among Eaton Vance Variable Trust, Eaton Vance Distributors, Inc. and IDS Life Insurance Company filed electronically as Exhibit 8.8 to Post-Effective Amendment No. 41 to Registration Statement No. 333-79311 is incorporated herein by reference.

(i) Not applicable

(j) Not applicable

(k) Consent and Opinion of Counsel is filed electronically herewith.

(l) Actuarial Consent and Opinion of Mark Gorham, F.S.A., M.A.A.A., Vice President, Insurance Product Development is filed electronically herewith.

(m)(1) Calculations of Illustrations for RiverSource-SPVL is filed electronically herewith.

(n) Consent of Independent Registered Public Accounting Firm for
RiverSource-SPVL is filed electronically herewith.

(o) Not applicable.

(p) Not applicable.

(q) IDS Life Insurance Company's Description of Transfer and Redemption Procedures and Method of Conversion to Fixed Benefit Policies filed electronically as Exhibit 1.A. (11) to Registrant's Form S-6 with Pre-Effective Amendment No. 1, File No. 333-69777 is incorporated herein by reference.

(r)(1) Power of Attorney to sign amendments to this Registration Statement dated August 30, 2007 filed electronically as Exhibit (r)(1) to Registrant's Form N-6 with Post-Effective Amendment No. 31 to Registration Statement No. 333-69777 is incorporated by reference.



Item 27. Directors and Officers of the Depositor RiverSource Life Insurance Company

Name                  Principal Business Address*          Position and Offices With Depositor
-------------------   ----------------------------------   ------------------------------------------
Gumer C. Alvero                                            Director and Executive
                                                           Vice President - Annuities

Timothy V. Bechtold                                        Director and President

Kent M. Bergene                                            Vice President - Affiliated Investments

Walter S. Berman                                           Vice President and Treasurer

Richard N. Bush                                            Senior Vice President - Corporate Tax

Pat H. Carey                                               Vice President-Fund Relations

Charles R. Caswell                                         Reinsurance Officer

Jim Hamalainen                                             Vice President - Investments

Michelle M. Keeley                                         Vice President - Investments

Timothy J. Masek                                           Vice President - Investments

Brian J. McGrane                                           Director, Executive Vice President and
                                                           Chief Financial Officer

Thomas W. Murphy                                           Vice President - Investments

Kevin E. Palmer                                            Director, Vice President and Chief Actuary

Bridget M. Sperl                                           Director, Executive Vice President -
                                                           Client Service

David K. Stewart                                           Vice President and Controller

*    The business address is 70100 Amerprise Financial Center, Minneapolis, MN
     55474.



Item 28. Persons Controlled by or Under Common Control with the Depositor or Registrant

The following list includes the names of major subsidiaries of Ameriprise Financial, Inc.

                                               Jurisdiction of
Name of Subsidiary                             Incorporation
--------------------------------------------   ---------------
Advisory Capital Strategies Group Inc.         Minnesota
AEXP Affordable Housing LLC                    Delaware
American Enterprise Investment Services Inc.   Minnesota
American Express Property Casualty Insurance
   Agency of Kentucky, Inc.                    Kentucky
American Express Property Casualty Insurance
   Agency of Maryland, Inc.                    Maryland
American Express Property Casualty Insurance
   Agency of Mississippi, Inc.                 Mississippi
American Express Property Casualty Insurance
   Agency of Pennsylvania, Inc.                Pennsylvania
Ameriprise Auto & Home Insurance Agency, Inc.  Wisconsin
Ameriprise Bank, FSB                           USA
Ameriprise Capitive Insurance Company          Vermont
Ameriprise Capital Trust I                     Delaware
Ameriprise Capital Trust II                    Delaware
Ameriprise Capital Trust III                   Delaware
Ameriprise Capital Trust IV                    Delaware
Ameriprise Certificate Company                 Delaware
Ameriprise Financial Services,Inc.             Delaware
Ameriprise India Private Ltd.                  India
Ameriprise Insurance Company                   Wisconsin
Ameriprise Trust Company                       Minnesota
Boston Equity General Partner LLC              Delaware
IDS Capital Holdings Inc.                      Minnesota
IDS Futures Corporation                        Minnesota
IDS Management Corporation                     Minnesota
IDS Property Casualty Insurance Company        Wisconsin
IDS REO 1, LLC                                 Minnesota
IDS REO 2, LLC                                 Minnesota
Investors Syndicate Development Corporation    Nevada
Kenwood Capital Management LLC (47.7% owned)   Delaware
Realty Assets, Inc.                            Nebraska
RiverSource CDO Seed Investments, LLC          Minnesota
RiverSource Distributors,Inc.                  Delaware
RiverSource Investments,LLC                    Minnesota
RiverSource Life Insurance Company             Minnesota
RiverSource Life Insurance Co. of New York     New York
RiverSource Service Corporation                Minnesota
RiverSource Tax Advantaged Investments, Inc.   Delaware
Securities America Advisors,Inc.               Nebraska
Securities America Financial Corporation       Nebraska
Securities America, Inc.                       Nebraska
Threadneedle Asset Management Holdings Ltd.    England

Item 29. Indemnification

The amended and restated By-Laws of the depositor provide that the depositor will indemnify, to the fullest extent now or hereafter provided for or permitted by law, each person involved in, or made or threatened to be made a party to, any action, suit, claim or proceeding, whether civil or criminal, including any investigative, administrative, legislative, or other proceeding, and including any action by or in the right of the depositor or any other corporation, or any partnership, joint venture, trust, employee benefit plan, or other enterprise (any such entity, other than the depositor, being hereinafter referred to as an "Enterprise"), and including appeals therein (any such action or process being hereinafter referred to as a "Proceeding"), by reason of the fact that such person, such person's testator or intestate (i) is or was a director or officer of the depositor, or (ii) is or was serving, at the request of the depositor, as a director, officer, or in any other capacity, or any other Enterprise, against any and all judgments, amounts paid in settlement, and expenses, including attorney's fees, actually and reasonably incurred as a result of or in connection with any Proceeding, except as provided below.

No indemnification will be made to or on behalf of any such person if a judgment or other final adjudication adverse to such person establishes that such person's acts were committed in bad faith or were the result of active and deliberate dishonesty and were material to the cause of action so adjudicated, or that such person personally gained in fact a financial profit or other advantage to which such person was not legally entitled. In addition, no indemnification will be made with respect to any Proceeding initiated by any such person against the depositor, or a director or officer of the depositor, other than to enforce the terms of this indemnification provision, unless such Proceeding was authorized by the Board of Directors of the depositor. Further, no indemnification will be made with respect to any settlement or compromise of any Proceeding unless and until the depositor has consented to such settlement or compromise.

The depositor may, from time to time, with the approval of the Board of Directors, and to the extent authorized, grant rights to indemnification, and to the advancement of expenses, to any employee or agent of the depositor or to any person serving at the request of the depositor as a director or officer, or in any other capacity, of any other Enterprise, to the fullest extent of the provisions with respect to the indemnification and advancement of expenses of directors and officers of the depositor.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the depositor or the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.



ITEM 30. PRINCIPAL UNDERWRITERS.

(a) RiverSource Distributors Inc. acts as principal underwriter, depositor or sponsor for:

RiverSource Variable Annuity Account ; RiverSource Account F; RiverSource Variable Annuity Fund A, RiverSource Variable Annuity Fund B, RiverSource Variable Account 10; RiverSource Account MGA; RiverSource MVA Account; RiverSource Variable Life Separate Account; RiverSource Variable Life Account; RiverSource Life Insurance Company; RiverSource of New York Variable Annuity Account ; RiverSource of New York Account 8; RiverSource of New York Variable Annuity Account; RiverSource Bond Series, Inc.; RiverSource California Tax-Exempt Trust; RiverSource Dimensions Series, Inc.; RiverSource Diversified Income Series, Inc.; RiverSource Equity Series, Inc.; RiverSource Global Series, Inc.; RiverSource Government Income Series, Inc.; RiverSource High Yield Income Series, Inc.; RiverSource Income Series, Inc.; RiverSource International Managers Series, Inc.; RiverSource International Series, Inc.; RiverSource Investment Series, Inc.; RiverSource Large Cap Series, Inc.; RiverSource Managers Series, Inc.; RiverSource Market Advantage Series, Inc.; RiverSource Money Market Series, Inc.; RiverSource Sector Series, Inc.; RiverSource Selected Series, Inc.; RiverSource Series Trust; RiverSource Short Term Investments Series, Inc.; RiverSource Special Tax-Exempt Series Trust; RiverSource Strategic Allocation Series; Inc., RiverSource Strategy Series, Inc.; RiverSource Tax-Exempt Income Series, Inc.; RiverSource Tax-Exempt Money Market Series, Inc.; RiverSource Tax-Exempt Series, Inc.; RiverSource Variable Series Trust.

(b) As to each director, officer or partner of the principal underwriter:

Name and
Principal Business Address*   Positions and Offices with Underwriter
---------------------------   ----------------------------------------
Gumer C. Alvero               Director and Vice President

Patrick T. Bannigan           Director and Senior Vice President-Asset
                              Management, Products and Marketing Group

Timothy V. Bechtold           Director

Paul J. Dolan                 Chief Operating Officer and
                              Chief Administrative Officer

Jeffrey P. Fox                Chief Financial Officer

Martin T. Griffin             President-Outside Distribution

Jeffrey L. McGregor, Sr.      President-Inside Distribution

Scott R. Plummer              Chief Counsel

Julie A. Ruether              Chief Compliance Officer

William F. "Ted" Truscott     Chairman of the Board, CEO and President

*    Business address is: 70100 Ameriprise Financial Center, Minneapolis, MN
     55474

(c)

RiverSource Distributors, Inc., the principal underwriter during Registrant's last fiscal year, was paid the following commissions:

                          NET
                      UNDERWRITING
NAME OF                 DISCOUNTS      COMPENSATION
PRINCIPAL                 AND               ON          BROKERAGE         OTHER
UNDERWRITER            COMMISSIONS      REDEMPTION     COMMISSIONS    COMPENSATION
------------------    -------------    ------------    -----------    ------------
RiverSource
Distributors, Inc.    $ 322,665,705        None           None            None

Item 31. Location of Accounts and Records

The accounts and records of the Registrant are located at the offices of the Depositor RiverSource Life Insurance Company at 70100 Ameriprise Financial Center Minneapolis, Minnesota 55474.

Item 32. Management Services

Not Applicable.

Item 33. Fee Representation

The Depositor represents that the fees and charges deducted under the policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, RiverSource Life Insurance Company, on behalf of the Registrant, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on behalf of the Registrant by the undersigned, thereunto duly authorized, in the City of Minneapolis, and State of Minnesota on the 28th day of April, 2008.

                RiverSource Variable Life Separate Account
                              (Registrant)

                   By: RiverSource Life Insurance Company
                               (Depositor)

                      By /s/  Timothy V. Bechtold*
                         ----------------------------------
                              Timothy V. Bechtold
                              President

As required by the Securities Act of 1933, Amendment to this Registration Statement has been signed by the following persons in the capacities indicated on the 28th day of April, 2008.

/s/  Gumer C. Alvero*                         Director and Executive
------------------------------------            Vice President -
     Gumer C. Alvero                            Annuities

/s/  Timothy V. Bechtold*                     Director and President
------------------------------------          (Chief executive officer)
     Timothy V. Bechtold

/s/  Brian J. McGrane*                        Director, Executive Vice
------------------------------------            President and Chief
     Brian J. McGrane                              Financial Officer
                                                  (Principal Financial

                                                   Officer)

/s/  Kevin E. Palmer*                         Director, Vice President
------------------------------------            and Chief Actuary
     Kevin E. Palmer

/s/  Bridget M. Sperl*                        Executive Vice President
-----------------------------------             - Client Services
     Bridget M. Sperl

/s/  David K. Stewart*                        Vice President and
------------------------------                Controller(Principal
     David K. Stewart                          Accounting Officer)

----------
* Signed pursuant to Power of Attorney dated August 30, 2007 filed electronically as Exhibit (r)(1) to Post-Effective Amendment No 31 to Registration Statement No. 333-69777, by:

/s/ Elisabeth A. Dahl
---------------------------------
    Elisabeth A. Dahl
    Assistant General Counsel and
    Assistant Secretary

                   CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 14
                     TO REGISTRATION STATEMENT NO. 333-83456

This Registration Statement is comprised of the following papers and documents:

The Cover Page.

Part A.  Prospectus for:

      RiverSource(R) Single Premium Variable Life

Part B.

The combined statement of Additional Information relating to RiverSource Variable Life Separate Account filed electronically in Post-Effective Amendment No. 23 to Registration Statement No. 033-62457 filed on or about April 28, 2008 with an effective date of May 1, 2008 is incorporated herein by reference.

Part C.

Other information.

The signatures.

Exhibits.

                                  EXHIBIT INDEX

(k)      Consent and Opinion of Counsel.

(l) Actuarial Consent and Opinion of Mark Gorham, F.S.A., M.A.A.A., Vice President, Insurance Product Development.

(m)(1)   Calculations of Illustrations for RiverSource-SPVL.

(n)      Consent of Independent Registered Public Accounting Firm for
         RiverSource-SPVL.